UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-06637

The UBS Funds
(Exact name of registrant as specified in charter)

One North Wacker Drive, Chicago, IL		60606-2807
(Address of principal executive offices)		(Zip code)

Mark F. Kemper, Esq. UBS Global Asset Management Americas Inc. One North Wacker Drive Chicago, IL 60606-2807
(Name and address of agent for service)

Copy to:
Bruce Leto, Esq. Stradley Ronon Stevens & Young, LLP 2600 One Commerce Square Philadelphia, PA 19103-7098

Registrant’s telephone number, including area code:		212-821-3000

Date of fiscal year end:	June 30

Date of reporting period:	March 31, 2010

Item 1.  Schedule of Investments

UBS Absolute Return Bond Fund

Industry diversification (unaudited)

As a percentage of net assets as of March 31, 2010

Bonds
Corporate bonds
Aerospace & defense	0.37%
Building materials	0.25
Capital markets	0.94
Commercial banks	7.23
Communications equipment	0.21
Computers & peripherals	0.29
Construction & engineering	1.00
Diversified financial services	11.84
Diversified telecommunication services	2.38
Electric utilities	1.53
Food & staples retailing	1.91
Health care providers & services	0.42
Industrial conglomerates	0.28
Media	0.29
Metals & mining	1.21
Oil, gas & consumable fuels	1.63
Personal products	0.57
Pharmaceuticals	0.23
Road & rail	0.43
Sovereign	1.14
Thrifts & mortgage finance	7.55
Tobacco	2.49
Wireless telecommunication services	1.34
Total corporate bonds	45.53
Asset-backed securities	1.79
Collateralized debt obligations	1.14
Commercial mortgage-backed securities	0.44
Mortgage & agency debt securities	20.43
US government obligation	3.25
Non US-government obligations	14.62
Sovereign/supranational bonds	4.23
Total bonds	91.43
Short-term investment	6.18
Total investments	97.61
Cash and other assets, less liabilities	2.39
Net assets	100.00%

UBS Absolute Return Bond Fund — Portfolio of investments

March 31, 2010 (unaudited)

Security description	Face amount		Value
Bonds—91.43%
Corporate bonds—45.53%
Australia—0.82%
BHP Billiton Finance Ltd.,
4.750%, due 04/04/12	EUR	300,000	$427,992
Rio Tinto Finance USA Ltd.,
8.950%, due 05/01/14	$400,000		482,001
Westpac Banking Corp.,
4.200%, due 02/27/15	350,000		360,281
Total Australia corporate bonds			1,270,274

Denmark—0.23%
Dong Energy A/S,
4.875%, due 05/07/14	EUR	250,000	363,000

France—7.62%
BNP Paribas,
0.452%, due 11/23/15(1)	$3,750,000		3,714,817
Casino Guichard Perrachon SA,
5.500%, due 01/30/15	EUR	550,000	802,606
Compagnie de Financement Foncier,
3.625%, due 01/16/12	4,350,000		6,097,209
Credit Agricole SA,
0.457%, due 03/13/16(1)	$800,000		780,297
Natixis,
0.501%, due 01/15/19(1)	450,000		395,285
Total France corporate bonds			11,790,214

Germany—3.61%
Hypothekenbank in Essen AG,
5.250%, due 01/17/11(2)	EUR	4,000,000	5,585,500

Italy—1.74%
Intesa Sanpaolo SpA,
5.000%, due 09/23/19	700,000		981,899
Telecom Italia SpA,
4.750%, due 05/19/14	1,200,000		1,705,688
Total Italy corporate bonds			2,687,587

Luxembourg—0.53%
ArcelorMittal, Series A,
9.000%, due 02/15/15	$350,000		418,014
GAZ Capital SA,
6.580%, due 10/31/13	GBP	250,000	399,292
Total Luxembourg corporate bonds			817,306

Netherlands—3.23%
CRH Finance BV,
7.375%, due 05/28/14	EUR	250,000	386,590
MDC BV,
5.750%, due 05/06/14(3)	$1,650,000		1,763,025
PACCAR Financial Europe BV,
5.125%, due 05/19/11	EUR	350,000	486,645
Rabobank Nederland NV,
4.000%, due 09/10/15	GBP	230,000	357,360
RWE Finance BV,
4.625%, due 08/17/10	800,000		1,226,402
Scotland International Finance BV,
4.250%, due 05/23/13(3)	$800,000		775,367
Total Netherlands corporate bonds			4,995,389

Qatar—0.28%
Qtel International Finance Ltd.,
6.500%, due 06/10/14(3)	400,000		434,090

South Korea—0.34%
Hyundai Capital Services, Inc.,
6.000%, due 05/05/15(3)	500,000		524,678

UBS Absolute Return Bond Fund — Portfolio of investments

March 31, 2010 (unaudited)

Security description	Face amount		Value
Corporate bonds—(continued)
Spain—0.47%
Telefonica Emisiones SAU,
5.431%, due 02/03/14	EUR	500,000	$734,092

Sweden—0.53%
Swedbank AB,
0.430%, due 05/18/17(1)	$500,000		465,000
Vattenfall Treasury AB,
4.250%, due 05/19/14	EUR	250,000	358,604
Total Sweden corporate bonds			823,604

Switzerland—0.83%
Credit Suisse/London,
6.125%, due 05/16/14	850,000		1,286,761

United Kingdom—7.02%
Anglo American Capital PLC,
9.375%, due 04/08/14(3)	$450,000		540,549
BAA Funding Ltd.,
3.975%, due 02/15/14(1),(3)	EUR	1,150,000	1,555,267
HSBC Holdings PLC,
4.500%, due 04/30/14	250,000		360,165
Imperial Tobacco Finance PLC,
8.375%, due 02/17/16	1,200,000		1,992,532
Nationwide Building Society,
4.650%, due 02/25/15(3)	$550,000		548,548
Reed Elsevier Investments PLC,
5.625%, due 10/20/16	GBP	450,000	717,531
Royal Bank of Scotland Group PLC,
5.250%, due 05/15/13	EUR	1,000,000	1,408,173
Smiths Group PLC,
6.050%, due 05/15/14(3)	$400,000		432,968
Tesco PLC,
5.875%, due 09/12/16	EUR	1,400,000	2,154,622
Vodafone Group PLC,
5.750%, due 03/15/16	$650,000		709,251
WPP PLC,
6.625%, due 05/12/16	EUR	300,000	453,202
Total United Kingdom corporate bonds			10,872,808

United States—18.28%
Altria Group, Inc.,
9.250%, due 08/06/19	$300,000		364,540
American Honda Finance Corp.,
3.875%, due 09/16/14	EUR	200,000	280,261
Anadarko Petroleum Corp.,
5.750%, due 06/15/14	$1,000,000		1,083,305
AT&T, Inc.,
4.850%, due 02/15/14	750,000		805,266
Avon Products, Inc.,
5.625%, due 03/01/14	810,000		888,147
BAE Systems Holdings, Inc.,
4.950%, due 06/01/14(3)	550,000		577,079
Bank of America Corp.,
4.900%, due 05/01/13	1,400,000		1,464,649
5.650%, due 05/01/18	650,000		657,585
Cisco Systems, Inc.,
4.950%, due 02/15/19	310,000		322,380
Citibank Credit Card Issuance Trust,
5.375%, due 04/11/11	EUR	240,000	331,132
Citigroup, Inc.,
5.625%, due 08/27/12	$1,640,000		1,719,151
CSX Corp.,
5.750%, due 03/15/13	610,000		662,188

UBS Absolute Return Bond Fund — Portfolio of investments

March 31, 2010 (unaudited)

Security description	Face amount		Value
Corporate bonds—(continued)
United States—(concluded)
General Electric Capital Corp.,
Series A, 0.391%, due 12/20/13(1)		$240,000	$229,232
Series A, 3.750%, due 11/14/14	610,000		617,980
Series A, 6.750%, due 03/15/32	2,900,000		3,068,142
Goldman Sachs Group, Inc.,
3.625%, due 08/01/12	1,400,000		1,449,832
7.500%, due 02/15/19	1,300,000		1,485,639
Hewlett-Packard Co.,
6.125%, due 03/01/14	400,000		450,463
JPMorgan Chase & Co.,
4.750%, due 05/01/13	1,300,000		1,385,649
6.300%, due 04/23/19	1,200,000		1,324,267
Morgan Stanley,
5.950%, due 12/28/17	1,300,000		1,335,581
Nisource Finance Corp.,
7.875%, due 11/15/10	750,000		778,771
ONEOK Partners LP,
8.625%, due 03/01/19	550,000		679,165
Pfizer, Inc.,
3.625%, due 06/03/13	EUR	250,000	352,454
Roche Holdings, Inc.,
4.625%, due 03/04/13	450,000		651,682
SLM Corp.,
0.913%, due 11/15/11(1)	250,000		317,403
UST, Inc.,
6.625%, due 07/15/12	$1,375,000		1,494,430
Verizon Wireless Capital LLC,
7.625%, due 12/19/11	EUR	500,000	740,953
8.500%, due 11/15/18	$500,000		623,830
Wells Fargo & Co.,
5.250%, due 10/23/12	2,000,000		2,154,716
Total United States corporate bonds			28,295,872
Total corporate bonds (cost $68,258,692)			70,481,175

Asset-backed securities—1.79%
Cayman Islands—0.17%
MBNA America European Structured Offerings,
Series 7,
5.450%, due 04/19/11	EUR	190,000	264,826

United Kingdom—0.26%
Chester Asset Receivables Dealings,
Series 2004-1, Class A,
0.831%, due 04/15/16(1)	GBP	150,000	215,065
Chester Asset Receivables Dealings No. 12 PLC,
Series A,
6.000%, due 01/18/11	120,000		186,125
Total United Kingdom asset-backed securities			401,190

United States—1.36%
Bank of America Credit Card Trust,
Series 2008-A1, Class A1,
0.810%, due 04/15/13(1)	$300,000		300,498
Series 2008-A5, Class A5,
1.430%, due 12/16/13(1)	300,000		302,881
Series 04A1,
4.500%, due 01/17/14	EUR	270,000	376,728
Chase Issuance Trust,
Series 2007-A16, Class A16,
0.557%, due 06/16/14(1)	$300,000		300,114
Series 2009-A3, Class A3,
2.400%, due 06/17/13	390,000		397,212
MBNA Credit Card Master Note Trust,
Series 2002-A2, Class A,
5.600%, due 07/17/14	EUR	300,000	426,439
Total United States asset-backed securities			2,103,872
Total asset-backed securities (cost $2,749,835)			2,769,888

UBS Absolute Return Bond Fund — Portfolio of investments

March 31, 2010 (unaudited)

Security description	Face amount		Value
Collateralized debt obligations—1.14%
Cayman Islands—0.42%
Avenue CLO Fund Ltd.,
Series 2006-3A, Class B2L,
4.249%, due 07/20/18(1),(3),(4),(5)	$235,821		$35,373
Denali Capital CLO VII Ltd.,
Series 2007-1A, Class B2L,
4.499%, due 01/22/22(1),(3)(4),(5)	290,000		121,800
FM Leveraged Capital Fund,
Series 2006-2A, Class E,
4.000%, due 11/15/20(1),(4)	400,000		130,000
Galena CDO Ltd.,
Series II-AIRL, Class A1U,
1.142%, due 04/07/17(1),(3),(4),(5)	1,000,000		274,370
Gresham Street CDO Funding,
Series 2003-1X, Class D,
3.499%, due 11/07/33(1),(4)	100,903		2,523
Herald Ltd.,
3.757%, due 09/16/45(1),(2),(4),(5),(6)	300,000		0
Trimaran CLO Ltd.,
Series 2007-1A, Class B2L,
3.657%, due 06/15/11(1),(3),(4),(5)	200,000		96,000
Total Cayman Islands collateralized debt obligations			660,066

Ireland—0.01%
Valleriite CDO,
Series 2007-1A, Class D1EU,
4.248%, due 12/20/17(1),(3),(4),(5)	EUR	350,000	12,669

Luxembourg—0.00%(7)
Ashwell Rated SA,
due 12/22/77(3),(4),(5),(8)	GBP	220,000	3,338

Netherlands—0.31%
Grosvenor Place CLO BV,
Series II-A, Class SUB,
7.500%, due 03/28/23(3),(4),(5)	EUR	530,000	143,169
Harbourmaster CLO Ltd.,
Series 7A, Class C,
12.000%, due 09/22/22(3),(4),(5)	300,000		72,935
Highlander Euro CDO,
Series 2006-2CA, Class E,
due 12/14/22(3),(4),(5),(8)	250,000		108,052
Queen Street CLO,
Series 2007-1A, Class F,
6.980%, due 08/15/24(3),(4),(5)		350,000	151,273
Total Netherlands collateralized debt obligations			475,429

United States—0.40%
Ajax One Ltd.,
Series 2A, Class C,
2.728%, due 09/08/32(1),(3),(4),(5)	$500,000		175,000
Axius Europe CLO SA,
Series 2007-1A, Class D,
3.991%, due 11/15/23(1),(3),(4),(5)	EUR	350,000	184,142
MC Funding Ltd.,
Series 2006-1A, Class E,
4.021%, due 12/20/20(1),(3),(4),(5)	$640,000		256,000
Total United States collateralized debt obligations			615,142
Total collateralized debt obligations (cost $6,801,196)			1,766,644

UBS Absolute Return Bond Fund — Portfolio of investments

March 31, 2010 (unaudited)

Security description	Face amount		Value
Commercial mortgage-backed securities—0.44%
United States—0.44%
Banc of America Commercial Mortgage, Inc.,
Series 2006-6, Class A2,
5.309%, due 10/10/45		$390,000	$399,752
GS Mortgage Securities Corp. II,
Series 2007-GG10, Class A4,
5.999%, due 08/10/45(1)	300,000		277,955
Total commercial mortgage-backed securities (cost $589,200)			677,707

Mortgage & agency debt securities—20.43%
United States—20.43%
Federal Home Loan Bank,
5.250%, due 06/18/14	4,100,000		4,558,868
Federal Home Loan Mortgage Corp.,†
4.750%, due 03/05/12	3,700,000		3,954,915
5.000%, due 02/16/17	3,900,000		4,241,640
Federal Home Loan Mortgage Corp. Gold Pools,†
#G04668, 5.000%, due 03/01/38	995,456		1,029,233
#G08307, 5.000%, due 11/01/38	1,487,275		1,537,740
Federal National Mortgage Association,†
4.125%, due 04/15/14	4,200,000		4,495,441
5.000%, due 10/15/11	4,470,000		4,749,634
Federal National Mortgage Association Pools,†
#992260, 4.000%, due 01/01/39	3,265,711		3,169,320
#933765, 4.500%, due 04/01/38	3,874,874		3,888,464
Total mortgage & agency debt securities (cost $30,896,683)			31,625,255

US government obligation—3.25%
U.S. Treasury Note,
1.375%, due 03/15/12 (cost $5,012,999)	5,000,000		5,038,280

Non US-government obligations—14.62%
Belgium—0.80%
Government of Belgium,
4.000%, due 03/28/14	EUR	850,000	1,237,176

Canada—1.27%
Quebec Province,
6.125%, due 01/22/11	$1,880,000		1,963,002

Germany—7.22%
Bundesobligation,
4.000%, due 04/13/12	EUR	1,420,000	2,034,264
Bundesschatzanweisungen,
4.750%, due 06/11/10	1,600,000		2,177,745
Kreditanstalt fuer Wiederaufbau,
3.375%, due 01/16/12	2,800,000		3,932,397
5.550%, due 06/07/21	GBP	1,800,000	3,034,098
			11,178,504
Italy—2.13%
Republic of Italy,
4.500%, due 01/21/15	$1,565,000		1,642,577
4.750%, due 01/25/16	1,565,000		1,645,734
			3,288,311
Japan—1.95%
Government of Japan,
2.500%, due 09/20/37	JPY	134,000,000	1,497,275
Japan Bank for International Cooperation,
5.250%, due 03/23/16	$1,400,000		1,526,549
			3,023,824

UBS Absolute Return Bond Fund — Portfolio of investments

March 31, 2010 (unaudited)

Security description	Face amount		Value
Non US-government obligations—(concluded)
Spain—1.25%
Instituto de Credito Oficial,
5.375%, due 07/02/12		$1,800,000	$1,938,488
Total non US-government obligations (cost $22,679,043)			22,629,305

Sovereign/supranational bonds—4.23%
European Investment Bank,
5.625%, due 10/15/10	EUR	1,200,000	1,663,400
6.250%, due 04/15/14	GBP	1,270,000	2,185,995
Inter-American Development Bank,
3.250%, due 11/15/11	$2,600,000		2,696,720
Total sovereign/supranational bonds (cost $6,320,370)			6,546,115
Total bonds (cost $143,308,018)			141,534,369

	Shares
Short-term investment—6.18%
Investment company—6.18%
UBS Cash Management Prime Relationship Fund, 0.112%(9),(10) (cost $9,574,863)	9,574,863	9,574,863
Total investments—97.61% (cost $152,882,881)		151,109,232
Cash and other assets, less liabilities—2.39%		3,703,287
Net assets—100.00%		$154,812,519

Notes to portfolio of investments

Aggregate cost for federal income tax purposes, which was substantially the same for book purposes, was $152,882,881; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$5,389,542
Gross unrealized depreciation	(7,163,191)
Net unrealized depreciation of investments	$(1,773,649)

†

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

(1)	Floating rate security — The interest rates shown are the current rates as of March 31, 2010.
(2)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At March 31, 2010, the value of these securities amounted to $5,585,500 or 3.61% of net assets.

(3)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2010, the value of these securities amounted to $8,785,692 or 5.68% of net assets.

(4)	Security is illiquid. At March 31, 2010, the value of these securities amounted to $1,766,644 or 1.14% of net assets.
(5)	These securities, which represent 1.06% of net assets as of March 31, 2010, are considered restricted. (See restricted securities table below for more information.)

UBS Absolute Return Bond Fund — Portfolio of investments

March 31, 2010 (unaudited)

Restricted securities	Acquisition dates	Acquisition cost	Acquisition cost as a percentage of net assets		03/31/10 Market value	03/31/10 Market value as a percentage of net assets
Ajax One Ltd.,
Series 2A, Class C,
2.728%, due 09/08/32	11/08/05	$487,550	0.31%		$175,000	0.11%
Ashwell Rated SA,
due 12/22/77	01/29/07	202,730	0.13		3,338	0.00	(a)
Avenue CLO Fund Ltd.,
Series 2006-3A, Class B2L,
4.249%, due 07/20/18	04/24/06	216,693	0.14		33,000	0.02
Series 2006-3A, Class B2L,
4.249%, due 07/20/18	07/07/09	10,449	0.01		1,567	0.00	(a)
Series 2006-3A, Class B2L,
4.249%, due 07/20/18	10/07/09	2,818	0.00	(a)	423	0.00	(a)
Series 2006-3A, Class B2L,
4.249%, due 07/20/18	01/07/10	2,554	0.00	(a)	383	0.00	(a)
Axius Europe CLO SA,
Series 2007-1A, Class D,
3.991%, due 11/15/23	09/28/07	328,433	0.21		184,142	0.12
Denali Capital CLO VII Ltd.,
Series 2007-1A, Class B2L,
4.499%, due 01/22/22	04/27/07	285,865	0.18		121,800	0.08
Galena CDO Ltd.,
Series II-AIRL, Class A1U,
1.142%, due 04/07/17	03/08/07	1,000,000	0.65		274,370	0.18
Grosvenor Place CLO BV,
Series II-A, Class SUB,
7.500%, due 03/28/23	12/15/06	524,700	0.34		143,169	0.09
Harbourmaster CLO Ltd.,
Series 7A, Class C,
12.000%, due 09/22/22	10/31/06	288,119	0.19		72,935	0.05
Herald Ltd.,
3.757%, due 09/16/45	08/12/05	288,390	0.19		0	0.00
Highlander Euro CDO,
Series 2006-2CA, Class E,
due 12/14/22	11/28/06	237,993	0.15		108,052	0.07
MC Funding Ltd.,
Series 2006-1A, Class E,
4.021%, due 12/20/20	12/08/06	640,000	0.41		256,000	0.17
Queen Street CLO,
Series 2007-1A, Class F,
6.980%, due 08/15/24	05/18/07	343,000	0.22		151,273	0.10
Trimaran CLO Ltd.,
Series 2007-1A, Class B2L,
3.657%, due 06/15/11	03/09/07	198,806	0.13		96,000	0.06
Valleriite CDO,
Series 2007-1A, Class D1EU,
4.248%, due 12/20/17	06/12/07	350,000	0.23		12,669	0.01

		$5,408,100	3.49%		$1,634,121	1.06%

(a) Amount represents less than 0.005%.
(6)	Security is in default.
(7)	Amount represents less than 0.005%.
(8)	This security is the equity tranche of a collateralized debt obligation. The Fund receives periodic payments, which may vary, from the issuer of this security.
(9)	Investment in affiliated investment company.
(10)	The rate shown reflects the yield at March 31, 2010.

UBS Absolute Return Bond Fund — Portfolio of investments

March 31, 2010 (unaudited)

CDO	Collateralized debt obligations
CLO	Collateralized loan obligations
GS	Goldman Sachs

Currency type abbreviations:

EUR	Euro
GBP	Great Britain Pound
JPY	Japanese Yen

Forward foreign currency contracts

UBS Absolute Return Bond Fund had the following open forward foreign currency contracts as of March 31, 2010:

	Contracts to deliver	In exchange for		Maturity dates	Unrealized appreciation/ (depreciation)
Canadian Dollar	6,338,038	USD	6,210,000	04/16/10	$(30,376)
Euro	1,605,000	NOK	12,993,679	04/16/10	17,426
Euro	42,700,000	USD	57,985,447	04/16/10	312,692
Euro	980,000	USD	1,307,928	04/16/10	(15,709)
Great Britain Pound	5,635,000	USD	8,448,730	04/16/10	(101,970)
Japanese Yen	392,400,000	USD	4,376,826	04/16/10	179,331
Norwegian Krone	10,690,000	EUR	1,332,022	04/16/10	1,299
Swiss Franc	9,390,000	USD	8,721,068	04/16/10	(185,090)
United States Dollar	6,170,129	CAD	6,338,038	04/16/10	70,246
United States Dollar	121,851	EUR	90,000	04/06/10	(292)
United States Dollar	1,798,961	NOK	10,690,000	04/16/10	(1,164)
United States Dollar	12,826,121	SEK	91,770,000	04/16/10	(116,393)
Net unrealized appreciation on forward foreign currency contracts					$130,000

Currency type abbreviations:

CAD	Canadian Dollar
EUR	Euro
NOK	Norwegian Krone
SEK	Swedish Krona
USD	United States Dollar

Futures contracts

UBS Absolute Return Bond Fund had the following open futures contracts as of March 31, 2010:

	Expiration dates	Cost/ (proceeds)	Value	Unrealized appreciation/ (depreciation)
US Treasury futures buy contracts:
US Long Bond, 27 contracts (USD)	June 2010	$3,149,128	$3,135,375	$(13,753)

US Treasury futures sell contracts:
2 Year US Treasury Notes, 204 contracts (USD)	June 2010	(44,286,813)	(44,258,438)	28,375
5 Year US Treasury Notes, 418 contracts (USD)	June 2010	(48,264,540)	(48,004,688)	259,852
10 Year US Treasury Notes, 202 contracts (USD)	June 2010	(23,598,957)	(23,482,500)	116,457

Interest rate futures buy contracts:
Euro-Buxl, 19 contracts (EUR)	June 2010	2,566,334	2,601,649	35,315

Interest rate futures sell contracts:
Euro-Bobl, 170 contracts (EUR)	June 2010	(26,825,572)	(26,882,797)	(57,225)
Euro-Bund, 40 contracts (EUR)	June 2010	(6,630,562)	(6,664,107)	(33,545)
Euro-Schatz, 105 contracts (EUR)	June 2010	(15,411,098)	(15,419,189)	(8,091)
Long Gilt, 41 contracts (GBP)	June 2010	(7,019,823)	(7,139,458)	(119,635)
10 Year Japanese Government Bond, 33 contracts (JPY)	June 2010	(4,881,311)	(4,874,286)	7,025
Net unrealized appreciation on futures contracts				$214,775

Currency type abbreviations:

EUR	Euro
GBP	Great Britain Pound
JPY	Japanese Yen
USD	United States Dollar

UBS Absolute Return Bond Fund — Portfolio of investments

March 31, 2010 (unaudited)

Swap agreements

UBS Absolute Return Bond Fund had outstanding credit default swap agreements with the following terms as of March 31, 2010:

Credit default swaps on credit indices — Buy protection(1)

Counterparty	Notional Amount		Termination date	Payments made by the Fund		Payments received by the Fund		Upfront payments (made)/ received	Value	Unrealized depreciation
Goldman Sachs International	EUR	3,100,000	12/20/13	2.2000	%(2)	—	%(3)	$—	$(162,647)	$(162,647)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	Payments made are based on the notional amount.
(3)	Payment from the counterparty will be received upon the occurrence of a succession event with respect to the iTraxx Europe HiVol Series 10 Index.

Credit default swaps on corporate and sovereign issues — Buy protection(1)

Counterparty	Notional Amount		Termination date	Payments made by the Fund		Payments received by the Fund		Upfront payments (made)/ received	Value	Unrealized appreciation
JPMorgan Chase Bank	USD	1,550,000	12/20/14	1.0000	%(2)	—	%(3)	$55,787	$(29,771)	$26,016

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)	Payments made are based on the notional amount.
(3)	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the McKesson HBOC, Inc. 7.650% bond, due 03/01/27.

Credit default swaps on corporate and sovereign issues — Sell protection(1)

Counterparty	Notional Amount		Termination dates	Payments made by the Fund		Payments received by the Fund		Upfront payments (made)/ received	Value	Unrealized appreciation/ (depreciation)	Credit spread(2)
Goldman Sachs International	USD	1,500,000	06/20/18	—	%(3)	0.5140	%(4)	$—	$(70,808)	$(70,808)	1.2180%
Goldman Sachs International	USD	2,300,000	12/20/18	—	(5)	1.1425	(4)	—	21,959	21,959	1.0772
Goldman Sachs International	USD	3,000,000	09/20/19	—	(6)	1.0000	(4)	(19,160)	99,411	80,251	0.5964
JPMorgan Chase Bank	USD	1,550,000	12/20/14	—	(7)	1.0000	(4)	(53,442)	39,222	(14,220)	0.4744
JPMorgan Chase Bank	USD	1,500,000	03/20/20	—	(8)	1.0000	(4)	(2,579)	(22,281)	(24,860)	1.1916
								$(75,181)	$67,503	$(7,678)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

Credit spreads, where available, represented in absolute terms, utilized in determining the market value as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity.

(3)	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Republic of Spain 5.500% bond, due 12/20/17.
(4)	Payments received are based on the notional amount.
(5)	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Republic of Poland 5.250% bond, due 01/15/14.
(6)	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Republic of Austria 5.250% bond, due 01/04/11.
(7)	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Johnson & Johnson 3.800% bond, due 05/15/13.
(8)	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Republic of Italy 6.875% bond, due 09/27/23.

Currency type abbreviations:
EUR	Euro
USD	United States Dollar

UBS Absolute Return Bond Fund — Portfolio of investments

March 31, 2010 (unaudited)

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund’s investments:

Measurements at 03/31/10
Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Corporate bonds	$—	$70,481,175	$—	$70,481,175
Asset-backed securities	—	2,769,888	—	2,769,888
Collateralized debt obligations	—	—	1,766,644	1,766,644
Commercial mortgage-backed securities	—	677,707	—	677,707
Mortgage & agency debt securities	—	31,625,255	—	31,625,255
US government obligation	—	5,038,280	—	5,038,280
Non US-government obligations	—	22,629,305	—	22,629,305
Sovereign/supranational bonds	—	6,546,115	—	6,546,115
Short-term investment	—	9,574,863	—	9,574,863
Other financial instruments(1)	214,775	(14,309)	—	200,466
Total	$214,775	$149,328,279	$1,766,644	$151,309,698

(1)	Other financial instruments include open futures contracts, swap agreements, and forward foreign currency contracts.

Level 3 Rollforward Disclosure

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs for the period:

Measurements using unobservable inputs (Level 3)

	Collateralized debt obligations	Total
Assets
Beginning balance	$542,156	$542,156
Total gains or losses (realized/unrealized) included in earnings	2,005,560	2,005,560
Purchases, sales, issuances, and settlements (net)	(781,072)	(781,072)
Transfers in and/or out of Level 3	—	—
Ending balance	$1,766,644	$1,766,644

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to investments still held at 03/31/10.	$827,609	$827,609

UBS Global Bond Fund

Industry diversification (unaudited)

As a percentage of net assets as of March 31, 2010

Bonds
Corporate bonds
Commercial banks	9.83%
Construction & engineering	0.32
Diversified financial services	7.48
Diversified telecommunication services	2.91
Electric utilities	0.37
Food & staples retailing	0.39
Gas utilities	0.35
Media	2.06
Metals & mining	0.83
Oil, gas & consumable fuels	2.46
Personal products	0.37
Thrifts & mortgage finance	4.39
Tobacco	2.66
Total corporate bonds	34.42
Asset-backed securities	1.23
Collateralized debt obligations	1.11
Commercial mortgage-backed securities	2.05
Mortgage & agency debt securities	8.70
US government obligations	1.41
Non US-government obligations	40.67
Sovereign/supranational bond	2.40
Total bonds	91.99
Short-term investment	4.14
Total investments	96.13
Cash and other assets, less liabilities	3.87
Net assets	100.00%

UBS Global Bond Fund — Portfolio of investments

March 31, 2010 (unaudited)

Security description	Face amount		Value
Bonds—91.99%
Corporate bonds—34.42%
Australia—0.93%
Rio Tinto Finance USA Ltd.,
8.950%, due 05/01/14	$100,000		$120,501
Westpac Banking Corp.,
4.200%, due 02/27/15	70,000		72,056
Total Australia corporate bonds			192,557

Cayman Islands—0.25%
Vale Overseas Ltd.,
5.625%, due 09/15/19	50,000		51,632

France—1.65%
Compagnie de Financement Foncier,
4.000%, due 07/21/11	EUR	150,000	209,818
France Telecom SA,
8.500%, due 03/01/31	$100,000		132,644
Total France corporate bonds			342,462

Germany—6.94%
Bayerische Landesbank,
3.750%, due 05/23/11	EUR	240,000	333,961
Dexia Kommunalbank Deutschland AG,
3.500%, due 04/15/11	250,000		345,923
Hypothekenbank in Essen AG,
4.000%, due 11/21/11	240,000		337,910
Kreditanstalt fuer Wiederaufbau,
5.500%, due 12/07/15	GBP	250,000	425,844
Total Germany corporate bonds			1,443,638

Italy—1.39%
Telecom Italia SpA,
1.444%, due 06/07/16(1)	EUR	100,000	129,917
5.625%, due 12/29/15	GBP	50,000	78,480
8.250%, due 03/21/16	EUR	50,000	81,686
Total Italy corporate bonds			290,083

Jersey (Channel Islands)—0.77%
Travelers Insurance Company Institutional Funding Ltd.,
5.750%, due 12/06/11	GBP	100,000	159,998

Luxembourg—0.37%
Enel Finance International SA,
5.625%, due 08/14/24	50,000		75,990

Netherlands—0.37%
Rabobank Nederland NV,
4.000%, due 09/10/15	50,000		77,687

Norway—1.15%
StatoilHydro ASA,
5.250%, due 04/15/19	$230,000		240,195

Qatar—0.52%
Qtel International Finance Ltd.,
6.500%, due 06/10/14(2)	100,000		108,522

South Korea—0.50%
Hyundai Capital Services, Inc.,
6.000%, due 05/05/15(2)	100,000		104,936

Spain—1.57%
Caja de Ahorros y Monte de Piedad de Madrid,
4.125%, due 03/24/36	EUR	150,000	178,886
Gas Natural Capital Markets SA,
5.250%, due 07/09/14	50,000		72,587
Telefonica Emisiones SAU,
5.289%, due 12/09/22	GBP	50,000	74,471
Total Spain corporate bonds			325,944

UBS Global Bond Fund — Portfolio of investments

March 31, 2010 (unaudited)

Security description	Face amount		Value
Corporate bonds—(concluded)
United Kingdom—4.85%
BAA Funding Ltd.,
3.975%, due 02/15/14(1),(2)	EUR	50,000	$67,620
Barclays Bank PLC,
4.875%, due 12/15/14(1),(3)	100,000		108,727
Imperial Tobacco Finance PLC,
8.375%, due 02/17/16	150,000		249,067
Nationwide Building Society,
0.863%, due 12/22/16(1)	200,000		230,522
Tesco PLC,
6.125%, due 02/24/22	GBP	50,000	80,785
WPP PLC,
6.625%, due 05/12/16	EUR	180,000	271,922
Total United Kingdom corporate bonds			1,008,643

United States—13.16%
Altria Group, Inc.,
9.250%, due 08/06/19	$250,000		303,783
American Honda Finance Corp.,
3.875%, due 09/16/14	EUR	50,000	70,065
Anadarko Petroleum Corp.,
5.750%, due 06/15/14	$100,000		108,331
Avon Products, Inc.,
5.625%, due 03/01/14	70,000		76,753
Bank of America Corp.,
7.375%, due 05/15/14	200,000		224,908
Bear Stearns Cos. LLC,
5.700%, due 11/15/14	300,000		326,703
Citibank Credit Card Issuance Trust,
5.375%, due 04/11/11	EUR	40,000	55,189
Citigroup, Inc.,
4.750%, due 05/31/17(1)	50,000		63,055
5.625%, due 08/27/12	$150,000		157,239
Comcast Cable Communications LLC,
6.750%, due 01/30/11	150,000		156,775
General Electric Capital Corp., Series A,
6.750%, due 03/15/32	110,000		116,378
Goldman Sachs Group, Inc.,
7.500%, due 02/15/19	200,000		228,560
HSBC Finance Corp.,
6.750%, due 05/15/11	350,000		367,887
Kinder Morgan Energy Partners LP,
5.800%, due 03/15/35	175,000		164,477
Morgan Stanley,
5.450%, due 01/09/17	250,000		253,476
SLM Corp.,
0.913%, due 11/15/11(1)	EUR	50,000	63,481
Total United States corporate bonds			2,737,060
Total corporate bonds (cost $7,080,779)			7,159,347

Asset-backed securities—1.23%
Cayman Islands—0.13%
MBNA America European Structured Offerings, Series 7,
5.450%, due 04/19/11		20,000	27,877

United Kingdom—0.42%
Chester Asset Receivables Dealings,
Series 2004-1, Class A,
0.831%, due 04/15/16(1)	GBP	20,000	28,675
Chester Asset Receivables Dealings No. 12 PLC,
Series A,
6.000%, due 01/18/11	20,000		31,021
Whinstone Capital Management Ltd.,
Series 1A, Class B2,
1.572%, due 10/25/44(1),(2)	EUR	77,108	26,557
Total United Kingdom asset-backed securities			86,253

UBS Global Bond Fund — Portfolio of investments

March 31, 2010 (unaudited)

Security description	Face amount	Value
Asset-backed securities—(concluded)
United States—0.68%
Bank of America Credit Card Trust,
Series 04A1,
4.500%, due 01/17/14	EUR	40,000	$55,812
MBNA Credit Card Master Note Trust,
Series 2002-A2, Class A,
5.600%, due 07/17/14	50,000	71,073
Merrill Lynch Mortgage Investors, Inc.,
Series 2006-SL1, Class A,
0.426%, due 09/25/36(1)	$42,883	13,971
Total United States asset-backed securities	140,856
Total asset-backed securities (cost $351,539)	254,986

Collateralized debt obligations—1.11%
Cayman Islands—0.24%
Black Diamond CLO Ltd.,
Series 2005-2X, Class IN,
due 01/07/18(4),(5),(6),(7)	100,000	26,000
Gulf Stream - Sextant CLO Ltd.,
Series 2007-1A, Class SUB,
due 06/17/21(2),(4),(5),(7)	100,000	24,250
Total Cayman Islands collateralized debt obligations	50,250

Netherlands—0.21%
Queen Street CLO,
Series 2007-1A, Class F,
6.980%, due 08/15/24(2),(4),(7)	EUR	100,000	43,221

United States—0.66%
Hewett’s Island CDO Ltd.,
Series 2007-6A, Class D,
2.504%, due 06/09/19(1),(2),(4),(7)	$250,000	137,500
Total collateralized debt obligations (cost $579,921)	230,971

Commercial mortgage-backed securities—2.05%
United States—2.05%
Bear Stearns Commercial Mortgage Securities Trust,
Series 2000-WF2, Class A2,
7.320%, due 10/15/32(1)	50,602	51,125
GS Mortgage Securities Corp. II,
Series 2007-GG10, Class A4,
5.999%, due 08/10/45(1)	25,000	23,163
JPMorgan Chase Commercial Alternative Mortgage Product,
Series 2006-CB17, Class A4,
5.429%, due 12/12/43	350,000	351,384
Total commercial mortgage-backed securities (cost $407,823)	425,672

Mortgage & agency debt securities—8.70%
United States—8.70%
Federal Home Loan Mortgage Corp. Gold Pools,†
#G04461, 5.000%, due 07/01/38	223,066	230,635
Federal National Mortgage Association Pools,†
#AA5244, 4.000%, due 05/01/39	73,794	71,616
#909356, 5.000%, due 02/01/37	239,215	247,158
#914467, 5.000%, due 04/01/37	198,003	204,536
#928197, 5.500%, due 03/01/37	196,552	207,385
#AC1466, 5.500%, due 08/01/39	221,591	233,782
#900568, 6.000%, due 09/01/36	120,049	128,135
#940642, 6.000%, due 08/01/37	203,634	216,651
#889579, 6.000%, due 05/01/38	192,390	204,688
Government National Mortgage Association Pools,
#781276, 6.500%, due 04/15/31	59,293	65,271
Total mortgage & agency debt securities (cost $1,728,132)	1,809,857

UBS Global Bond Fund — Portfolio of investments

March 31, 2010 (unaudited)

Security description	Face amount		Value
US government obligations—1.41%
US Treasury Bonds,
4.250%, due 05/15/39		$240,000	$222,375
US Treasury Notes,
1.375%, due 02/15/12	70,000		70,544
Total US government obligations (cost $305,371)			292,919

Non US-government obligations—40.67%
Germany—10.36%
Bundesobligation,
4.000%, due 04/13/12	EUR	180,000	257,864
4.000%, due 10/11/13	155,000		226,679
Bundesrepublik Deutschland,
5.000%, due 07/04/11	350,000		497,792
5.250%, due 07/04/10	450,000		614,916
Bundesschatzanweisungen,
4.750%, due 06/11/10		410,000	558,047
			2,155,298
Greece—0.70%
Hellenic Republic Government Bond,
4.300%, due 03/20/12	110,000		145,853

Italy—5.10%
Buoni Poliennali Del Tesoro,
5.000%, due 08/01/39	535,000		755,353
Republic of Italy,
4.750%, due 01/25/16	$290,000		304,960
			1,060,313
Japan—16.07%
Government of Japan,
0.600%, due 12/15/10	JPY	70,000,000	751,168
0.800%, due 03/20/13	62,950,000		683,676
1.800%, due 06/20/17	16,000,000		181,342
1.900%, due 06/20/25	68,800,000		735,747
Government of Japan CPI Linked Bond,
1.200%, due 06/10/17(8)	95,104,800		989,806
			3,341,739
Spain—5.19%
Government of Spain,
4.200%, due 07/30/13	EUR	175,000	252,606
6.000%, due 01/31/29	145,000		234,322
Instituto de Credito Oficial,
5.375%, due 07/02/12	$550,000		592,316
			1,079,244
United Kingdom—3.25%
UK Gilts,
4.750%, due 06/07/10	GBP	330,000	504,636
5.000%, due 03/07/12	105,000		171,066
			675,702
Total non US-government obligations (cost $8,333,607)			8,458,149

Sovereign/supranational bond—2.40%
European Investment Bank,
6.250%, due 04/15/14 (cost $586,982)	290,000		499,164
Total bonds (cost $19,374,154)			19,131,065

	Shares
Short-term investment—4.14%
Investment company—4.14%
UBS Cash Management Prime Relationship Fund, 0.112%(9),(10) (cost $860,895)	860,895	860,895
Total investments—96.13% (cost $20,235,049)		19,991,960
Cash and other assets, less liabilities—3.87%		804,775
Net assets—100.00%		$20,796,735

UBS Global Bond Fund — Portfolio of investments

March 31, 2010 (unaudited)

Notes to portfolio of investments

Aggregate cost for federal income tax purposes, which was substantially the same for book purposes, was $20,235,049; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$772,290
Gross unrealized depreciation	(1,015,379)
Net unrealized depreciation of investments	$(243,089)

†

On September 7, 2008, the Federal Housing Finance Agency placed the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

(1)	Floating rate security — The interest rates shown are the current rates as of March 31, 2010.
(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2010, the value of these securities amounted to $512,606 or 2.46% of net assets.

(3)	Perpetual bond security. The maturity date reflects the next call date.
(4)	Security is illiquid. At March 31, 2010, the value of these securities amounted to $230,971 or 1.11% of net assets.
(5)	This security is the equity tranche of a collateralized debt obligation. The Fund receives periodic payments, which may vary, from the issuers of this security.
(6)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At March 31, 2010, the value of this security amounted to $26,000 or 0.13% of net assets.

(7)	These securities, which represent 1.11% of net assets as of March 31, 2010, are considered restricted. (See restricted securities table below for more information.)

Restricted securities	Acquisition dates	Acquisition cost	Acquisition cost as a percentage of net assets	03/31/10 Market value	03/31/10 Market value as a percentage of net assets
Black Diamond CLO Ltd.,
Series 2005-2X, Class IN,
due 01/07/18	03/29/07	$100,000	0.48%	$26,000	0.12%
Gulf Stream - Sextant CLO Ltd.,
Series 2007-1A, Class SUB,
due 06/17/21	05/17/07	100,000	0.48	24,250	0.12
Hewett’s Island CDO Ltd.,
Series 2007-6A, Class D,
2.504%, due 06/09/19	05/09/07	243,459	1.17	135,273	0.65
Series 2007-6A, Class D,
2.504%, due 06/09/19	06/25/09	2,221	0.01	1,222	0.01
Series 2007-6A, Class D,
2.504%, due 060/9/19	09/25/09	1,828	0.01	1,005	0.00 (a)
Queen Street CLO,
Series 2007-1A, Class F,
6.980%, due 08/15/24	05/18/07	132,412	0.64	43,221	0.21
		$579,920	2.79%	$230,971	1.11%

(a) Amount represents less than 0.005%.
(8)

Debt security whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the securities is fixed, while the principal value rises or falls based on changes in an index. Thus, if inflation occurs, the principal and interest payments on the securities are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the securities principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the securities generally pay lower interest rates than typical government securities from the issuer’s country. Only if inflation occurs will securities offer a higher real yield than a conventional government security of the same maturity.

(9)	Investment in affiliated investment company.
(10)	The rate shown reflects the yield at March 31, 2010.

CDO	Collateralized debt obligations
CLO	Collateralized loan obligations
CPI	Consumer price index
GS	Goldman Sachs

Currency type abbreviations:

EUR	Euro
GBP	Great Britain Pound
JPY	Japanese Yen

UBS Global Bond Fund — Portfolio of investments

March 31, 2010 (unaudited)

Forward foreign currency contracts

UBS Global Bond Fund had the following open forward foreign currency contracts as of March 31, 2010:

	Contracts to deliver	In exchange for		Maturity dates	Unrealized appreciation/ (depreciation)
Euro	1,490,000	USD	2,022,109	06/04/10	$9,641
Great Britain Pound	720,000	USD	1,111,842	06/04/10	19,602
Great Britain Pound	105,000	USD	158,916	06/04/10	(368)
Japanese Yen	31,100,000	USD	345,354	06/04/10	12,590
United States Dollar	413,769	AUD	470,000	06/04/10	14,565
United States Dollar	582,304	CAD	615,000	06/04/10	23,220
United States Dollar	166,778	CHF	180,000	06/04/10	4,016
United States Dollar	98,225	DKK	540,000	06/04/10	(302)
United States Dollar	198,063	EUR	145,000	06/04/10	(2,218)
United States Dollar	291,631	KRW	338,000,000	06/04/10	6,390
United States Dollar	955,740	SEK	6,910,000	06/04/10	1,377
Net unrealized appreciation on forward foreign currency contracts					$88,513

Currency type abbreviations:

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
KRW	Korean Won
SEK	Swedish Krona
USD	United States Dollar

Futures contracts

UBS Global Bond Fund had the following open futures contracts as of March 31, 2010:

	Expiration dates	Cost/ (proceeds)	Value	Unrealized appreciation/ (depreciation)
US Treasury futures buy contracts:
US Long Bond, 7 contracts (USD)	June 2010	$816,441	$812,875	$(3,566)

US Treasury futures sell contracts:
5 Year US Treasury Notes, 16 contracts (USD)	June 2010	(1,846,850)	(1,837,500)	9,350
Net unrealized appreciation on futures contracts				$5,784

Currency type abbreviation:

USD	United States Dollar

UBS Global Bond Fund — Portfolio of investments

March 31, 2010 (unaudited)

Swap agreements

UBS Global Bond Fund had outstanding credit default swap agreements with the following terms as of March 31, 2010:

Credit default swaps on corporate and sovereign issues — buy protection(1)

Counterparty	Notional Amount		Termination date	Payments made by the Fund		Payments received by the Fund		Upfront payments (made)/ received	Value	Unrealized depreciation
Deutsche Bank AG	EUR	250,000	12/20/13	1.6000	%(2)	—	(3)	$—	$(12,803)	$(12,803)
Deutsche Bank AG	EUR	250,000	12/20/13	0.9500	(2)	—	(4)	—	(5,257)	(5,257)
Goldman Sachs International	EUR	250,000	12/20/13	1.0500	(2)	—	(5)	—	(9,100)	(9,100)
								$—	$(27,160)	$(27,160)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver of the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)	Payments made are based on the notional amount.
(3)	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the Deutsche Telecom 8.125% bond, due 05/29/12.
(4)	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the Akzo Nobel NV 4.250% bond, due 06/14/11.
(5)	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the Henkel AG & Co KGaA 4.250% bond, due 06/10/13.

Credit default swaps on corporate and sovereign issues — sell protection(1)

Counterparty	Notional Amount		Termination dates	Payments made by the Fund		Payments received by the Fund		Upfront payments (made)/ received	Value	Unrealized appreciation	Credit spread(2)
Goldman Sachs International	EUR	280,000	12/20/18	—	(3)	1.2600	%(4)	$—	$2,370	$2,370	1.1916%

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

Credit spreads, where available, represented in absolute terms, utilized in determining the market value as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity.

(3)	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Republic of Italy 6.875% bond, due 09/27/23.
(4)	Payments received are based on the notional amount.

Currency type abbreviation:

EUR	Euro

UBS Global Bond Fund — Portfolio of investments

March 31, 2010 (unaudited)

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund’s investments:

Measurements at 03/31/10
Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Corporate bonds	$—	$7,159,347	$—	$7,159,347
Asset-backed securities	—	254,986	—	254,986
Collateralized debt obligations	—	—	230,971	230,971
Commercial mortgage-backed securities	—	425,672	—	425,672
Mortgage & agency debt securities	—	1,809,857	—	1,809,857
US government obligations	—	292,919	—	292,919
Non US-government obligations	—	8,458,149	—	8,458,149
Sovereign/supranational bond	—	499,164	—	499,164
Short-term investment	—	860,895	—	860,895
Other financial instruments(1)	5,784	63,723	—	69,507
Total	$5,784	$19,824,712	$230,971	$20,061,467

(1)	Other financial instruments include open futures contracts, swap agreements, and forward foreign currency contracts.

Level 3 Rollforward disclosure

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs for the period:

Measurements using unobservable inputs (Level 3)

	Collateralized debt obligation	Total
Assets
Beginning balance	$105,822	$105,822
Total gains or losses (realized/unrealized) included in earnings	430,559	430,559
Purchases, sales, issuances, and settlements (net)	(305,410)	(305,410)
Transfers in and/or out of Level 3	—	—
Ending balance	$230,971	$230,971

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to investments still held at 03/31/10.	$185,605	$185,605

UBS High Yield Fund

Industry diversification (unaudited)

As a percentage of net assets as of March 31, 2010

Corporate bonds
Aerospace/defense	1.02%
Airlines	0.39
Apparel/textiles	0.49
Auto parts & equipment	1.37
Automakers	2.17
Banking	4.24
Beverage	0.31
Brokerage	0.60
Building & construction	1.77
Building materials	1.58
Chemicals	1.53
Consumer/commercial lease financing	4.19
Consumer-products	0.95
Diversified capital goods	0.88
Electric-generation	4.29
Electric-integrated	0.24
Electronics	1.82
Energy - exploration & production	5.12
Environmental	0.44
Food - wholesale	1.35
Food & drug retailers	1.97
Forestry/paper	1.82
Gaming	6.66
Gas distribution	3.19
Health facilities	4.82
Health services	0.48
Hotels	0.35
Household & leisure products	0.21
Investments & misc financial services	0.28
Leisure	0.42
Life insurance	0.77
Machinery	0.50
Media - broadcast	2.19
Media - noncable	0.30
Media - services	1.18
Media - cable	1.78
Metals/mining excluding steel	3.39
Monoline insurance	0.44
Multi-line insurance	1.23
Non-food & drug retailers	2.76
Oil field equipment & services	2.27
Oil refining & marketing	0.19
Packaging	1.97
Pharmaceuticals	1.34
Printing & publishing	2.34
Property & casualty insurance	0.92
Real estate investment trust (REIT)	0.75
Real estate development & management	0.41
Restaurants	0.15
Software/services	2.90
Specialty retail	0.28
Steel producers/products	1.59
Support-services	3.19
Technology	0.07
Telecom - integrated/services	4.55
Telecom - wireless	3.39
Telecommunications equipment	0.46
Theaters & entertainment	0.33
Transportation excluding air/rail	0.76
Total corporate bonds	97.35
Asset-backed security	0.03
Commercial mortgage-backed security	0.04
Total bonds	97.42

Common stocks
Hotels	0.00
Media-cable	0.06
Printing & publishing	0.00
Total common stocks	0.06
Warrants	0.00	(1)
Preferred stock	0.00	(1)
Short-term investment	0.82
Total investments	98.30
Cash and other assets, less liabilities	1.70
Net assets	100.00%

(1)  Amount represents less than 0.005%.

UBS High Yield Fund — Portfolio of investments

March 31, 2010 (unaudited)

Security description	Face amount	Value
Bonds—97.42%
Corporate bonds—97.35%
Austria—0.14%
PE Paper Escrow GmbH,
12.000%, due 08/01/14(1)	$110,000	$124,300

Bermuda—1.47%
Intelsat Bermuda Ltd.,
11.250%, due 02/04/17	300,000	317,250
Intelsat Jackson Holdings Ltd.,
11.250%, due 06/15/16	727,000	786,978
Ship Finance International Ltd.,
8.500%, due 12/15/13	190,000	188,100
Total Bermuda corporate bonds		1,292,328

Canada—3.31%
Bombardier, Inc.,
7.500%, due 03/15/18(1)	110,000	114,675
7.750%, due 03/15/20(1)	150,000	156,750
Cascades, Inc.,
7.750%, due 12/15/17(1)	75,000	75,562
Nova Chemicals Corp.,
8.625%, due 11/01/19(1)	150,000	154,500
Novelis, Inc.,
7.250%, due 02/15/15	200,000	193,000
OPTI Canada, Inc.,
8.250%, due 12/15/14	230,000	216,200
9.000%, due 12/15/12(1)	150,000	154,500
Reliance Intermediate Holdings LP,
9.500%, due 12/15/19(1)	200,000	211,500
Teck Resources Ltd.,
10.250%, due 05/15/16	825,000	981,750
10.750%, due 05/15/19	525,000	643,125
Total Canada corporate bonds		2,901,562

Cayman Islands—0.40%
Sable International Finance Ltd.,
7.750%, due 02/15/17(1)	125,000	130,000
XL Capital Ltd., Series E,
6.500%, due 04/15/17(2),(3)	260,000	221,000
Total Cayman Islands corporate bonds		351,000

France—0.13%
Cie Generale de Geophysique-Veritas,
7.750%, due 05/15/17	115,000	115,000

Germany—0.09%
UPC Germany GmbH,
8.125%, due 12/01/17(1)	75,000	77,344

Liberia—0.42%
Royal Caribbean Cruises Ltd.,
6.875%, due 12/01/13	230,000	232,300
7.500%, due 10/15/27	150,000	132,375
Total Liberia corporate bonds		364,675

Luxembourg—0.85%
Expro Finance Luxembourg SCA,
8.500%, due 12/15/16(1)	305,000	308,050
Steel Capital SA,
9.750%, due 07/29/13(1)	125,000	137,969
Wind Acquisition Finance SA,
11.750%, due 07/15/17(1)	270,000	298,350
Total Luxembourg corporate bonds		744,369

UBS High Yield Fund — Portfolio of investments

March 31, 2010 (unaudited)

Security description	Face amount	Value
Corporate bonds—(continued)
Netherlands—0.57%
ING Groep NV,
5.775%, due 12/08/15(2),(3)	$240,000	$204,360
NXP BV,
7.875%, due 10/15/14	230,000	224,250
9.500%, due 10/15/15	75,000	74,250
Total Netherlands corporate bonds		502,860

Russia—0.24%
Evraz Group SA,
9.500%, due 04/24/18(1)	200,000	214,750

United Kingdom—2.36%
Global Aviation Holdings Ltd.,
14.000%, due 08/15/13(1)	205,000	208,331
Global Crossing UK Finance PLC,
10.750%, due 12/15/14	300,000	315,000
Hanson Ltd.,
6.125%, due 08/15/16	200,000	197,882
HBOS Capital Funding LP,
6.071%, due 06/30/14(1),(2),(3)	285,000	222,300
Ineos Group Holdings PLC,
8.500%, due 02/15/16(1)	230,000	189,750
Royal Bank of Scotland Group PLC,
Series U,
7.640%, due 09/29/17(2),(3)	650,000	409,500
Vedanta Resources PLC,
9.500%, due 07/18/18(1)	100,000	110,500
Virgin Media Finance PLC,
9.125%, due 08/15/16	150,000	159,375
Series 1,
9.500%, due 08/15/16	100,000	109,250
Virgin Media Secured Finance PLC,
6.500%, due 01/15/18(1)	150,000	150,375
Total United Kingdom corporate bonds		2,072,263

United States—87.37%
AAC Group Holding Corp.,
10.250%, due 10/01/12(1)	665,000	664,169
Accellent, Inc.,
8.375%, due 02/01/17(1)	275,000	279,125
ACCO Brands Corp.,
10.625%, due 03/15/15(1)	75,000	81,938
Advanced Micro Devices, Inc.,
8.125%, due 12/15/17(1)	135,000	139,050
AES Corp.,
8.000%, due 06/01/20	550,000	547,938
Affinion Group, Inc.,
10.125%, due 10/15/13	300,000	307,500
Allison Transmission, Inc.,
11.000%, due 11/01/15(1)	140,000	149,100
AMC Entertainment, Inc.,
8.750%, due 06/01/19	275,000	288,750
American Axle & Manufacturing Holdings, Inc.,
9.250%, due 01/15/17(1)	135,000	144,113
American General Finance Corp.,
6.900%, due 12/15/17	245,000	214,598
American General Institutional Capital A,
7.570%, due 12/01/45(1)	325,000	290,469
American International Group, Inc.,
8.175%, due 05/15/58(2)	505,000	426,725

UBS High Yield Fund — Portfolio of investments

March 31, 2010 (unaudited)

Security description	Face amount	Value
Corporate bonds—(continued)
United States—(continued)
Ameristar Casinos, Inc.,
9.250%, due 06/01/14	$225,000	$235,688
Amsted Industries, Inc.,
8.125%, due 03/15/18(1)	60,000	60,000
Apria Healthcare Group, Inc.,
11.250%, due 11/01/14(1)	750,000	815,625
12.375%, due 11/01/14(1)	50,000	54,750
Aquilex Holdings LLC,
11.125%, due 12/15/16(1)	70,000	75,250
ARAMARK Corp.,
8.500%, due 02/01/15	460,000	470,350
Arch Coal, Inc.,
8.750%, due 08/01/16(1)	100,000	105,750
ArvinMeritor, Inc.,
8.125%, due 09/15/15	125,000	120,625
10.625%, due 03/15/18	150,000	155,250
Ashland, Inc.,
9.125%, due 06/01/17(1)	165,000	184,800
Atlas Pipeline Partners LP,
8.125%, due 12/15/15	550,000	530,750
Avis Budget Group, Inc.,
9.625%, due 03/15/18(1)	85,000	88,825
Axcan Intermediate Holdings, Inc.,
9.250%, due 03/01/15	360,000	388,800
12.750%, due 03/01/16	720,000	792,000
Baldor Electric Co.,
8.625%, due 02/15/17	110,000	116,325
Ball Corp.,
6.750%, due 09/15/20	35,000	35,613
BankAmerica Capital II,
8.000%, due 12/15/26	380,000	381,900
Beazer Homes USA, Inc.,
6.875%, due 07/15/15	15,000	13,200
8.125%, due 06/15/16	150,000	133,125
8.375%, due 04/15/12	230,000	229,425
Belden, Inc.,
9.250%, due 06/15/19(1)	100,000	106,750
Berry Plastics Corp.,
8.250%, due 11/15/15	125,000	125,781
8.875%, due 09/15/14	100,000	97,625
Biomet, Inc.,
10.375%, due 10/15/17(4)	525,000	577,500
11.625%, due 10/15/17	361,000	404,320
Boise Paper Holdings LLC,
9.000%, due 11/01/17(1)	70,000	73,500
Bon-Ton Department Stores, Inc.,
10.250%, due 03/15/14	100,000	97,500
Brocade Communications Systems, Inc.,
6.875%, due 01/15/20(1)	50,000	51,000
Brunswick Corp.,
11.250%, due 11/01/16(1)	80,000	91,000
Bumble Bee Foods LLC,
7.750%, due 12/15/15(1)	125,000	126,562
C10 Capital SPV Ltd.,
6.722%, due 12/31/16(1),(2),(3)	335,000	237,880
Cablevision Systems Corp.,
8.625%, due 09/15/17(1)	425,000	449,438
Calpine Construction Finance Co. LP,
8.000%, due 06/01/16(1)	200,000	204,500
Carriage Services, Inc.,
7.875%, due 01/15/15	250,000	240,625
Case New Holland, Inc.,
7.750%, due 09/01/13(1)	160,000	166,000

UBS High Yield Fund — Portfolio of investments

March 31, 2010 (unaudited)

Security description	Face amount	Value
Corporate bonds—(continued)
United States—(continued)
Casella Waste Systems, Inc.,
11.000%, due 07/15/14(1)	$125,000	$134,062
Cellu Tissue Holdings, Inc.,
11.500%, due 06/01/14	100,000	111,500
Cemex Finance LLC,
9.500%, due 12/14/16(1)	200,000	207,000
Cengage Learning Acquisitions, Inc.,
10.500%, due 01/15/15(1)	125,000	120,000
Cenveo Corp.,
8.875%, due 02/01/18(1)	200,000	202,250
Chesapeake Energy Corp.,
7.250%, due 12/15/18	950,000	950,000
CIT Group, Inc.,
7.000%, due 05/01/17	525,000	484,312
10.250%, due 05/01/14	190,000	197,125
10.250%, due 05/01/16	225,000	232,875
Citigroup Capital XXI,
8.300%, due 12/21/57(2)	620,000	627,750
Clean Harbors, Inc.,
7.625%, due 08/15/16	245,000	248,675
Clear Channel Communications, Inc.,
6.250%, due 03/15/11	270,000	261,225
7.250%, due 10/15/27	135,000	63,788
10.750%, due 08/01/16	200,000	156,500
Clear Channel Worldwide Holdings, Inc.,
9.250%, due 12/15/17(1)	130,000	135,694
Clearwire Communications LLC,
12.000%, due 12/01/15(1)	425,000	433,187
CMP Susquehanna Corp.,
16.612%, due 05/15/14(5),(6)	50,000	17,750
Community Health Systems, Inc.,
8.875%, due 07/15/15	350,000	362,250
Comstock Resources, Inc.,
8.375%, due 10/15/17	100,000	102,750
Consol Energy Inc.,
8.000%, due 04/01/17(1)	125,000	128,438
Constellation Brands, Inc.,
8.375%, due 12/15/14	250,000	270,312
CPM Holdings, Inc.,
10.625%, due 09/01/14(1)	150,000	159,750
Cricket Communications, Inc.,
10.000%, due 07/15/15	450,000	468,000
Crosstex Energy,
8.875%, due 02/15/18(1)	280,000	288,750
CSC Holdings LLC,
8.625%, due 02/15/19(1)	125,000	136,875
DAE Aviation Holdings, Inc.,
11.250%, due 08/01/15(1)	180,000	168,300
Delta Air Lines, Inc.,
12.250%, due 03/15/15(1)	325,000	346,531
Deluxe Corp.,
5.000%, due 12/15/12	365,000	356,788

UBS High Yield Fund — Portfolio of investments

March 31, 2010 (unaudited)

Security description	Face amount	Value
Corporate bonds—(continued)
United States—(continued)
Denbury Resources, Inc.,
8.250%, due 02/15/20	$125,000	$132,500
9.750%, due 03/01/16	335,000	368,500
Developers Diversified Realty Corp., REIT,
5.375%, due 10/15/12	125,000	124,860
5.500%, due 05/01/15	220,000	207,427
DISH DBS Corp.,
6.625%, due 10/01/14	400,000	403,000
Dollar General Corp.,
11.875%, due 07/15/17(4)	141,000	164,265
Domtar Corp. ,
7.875%, due 10/15/11	20,000	21,350
DuPont Fabros Technology LP, REIT,
8.500%, due 12/15/17(1)	320,000	329,600
Dycom Investments, Inc.,
8.125%, due 10/15/15	175,000	162,750
Dynegy Holdings, Inc.,
7.750%, due 06/01/19	815,000	615,325
E*Trade Financial Corp.,
7.375%, due 09/15/13	150,000	144,000
12.500%, due 11/30/17(4)	324,000	387,180
Edgen Murray Corp.,
12.250%, due 01/15/15(1)	125,000	117,031
Edison Mission Energy,
7.000%, due 05/15/17	555,000	387,112
El Paso Corp.,
7.800%, due 08/01/31	640,000	629,009
12.000%, due 12/12/13	330,000	386,100
Encore Acquisition Co.,
9.500%, due 05/01/16	175,000	189,219
Energy Future Holdings Corp.,
10.875%, due 11/01/17	550,000	408,375
Equinix, Inc.,
8.125%, due 03/01/18	250,000	258,750
Exopack Holding, Inc.,
11.250%, due 02/01/14	495,000	516,037
Ferrell Gas Partners-LP,
9.125%, due 10/01/17(1)	310,000	324,725
FireKeepers Development Authority,
13.875%, due 05/01/15(1)	815,000	943,362
First Data Corp.,
9.875%, due 09/24/15	1,075,000	923,437
10.550%, due 09/24/15(4)	75,000	63,375
Ford Motor Credit Co. LLC,
8.700%, due 10/01/14	250,000	271,077
9.875%, due 08/10/11	1,000,000	1,060,583
12.000%, due 05/15/15	375,000	448,011
Forest Oil Corp.,
8.500%, due 02/15/14	140,000	147,700
Freedom Group, Inc.,
10.250%, due 08/01/15(1)	265,000	280,238
Freeport-McMoRan Copper & Gold, Inc.,
8.375%, due 04/01/17	385,000	428,313
Freescale Semiconductor, Inc.,
10.125%, due 12/15/16	325,000	287,625
10.125%, due 03/15/18(1)	125,000	134,531
Frontier Communications Corp.,
8.250%, due 04/15/17(1)	60,000	61,050
8.500%, due 04/15/20(1)	60,000	60,450
9.000%, due 08/15/31	805,000	784,875
Genworth Financial, Inc.,
6.150%, due 11/15/66(2)	205,000	157,850

UBS High Yield Fund — Portfolio of investments

March 31, 2010 (unaudited)

Security description	Face amount	Value
Corporate bonds—(continued)
United States—(continued)
Geokinetics Holdings, Inc.,
9.750%, due 12/15/14(1)	$200,000	$187,500
Georgia Gulf Corp.,
9.000%, due 01/15/17(1)	35,000	36,619
Georgia-Pacific LLC,
8.250%, due 05/01/16(1)	375,000	408,750
8.875%, due 05/15/31	145,000	157,325
Glen Meadow Pass-Through Trust,
6.505%, due 02/12/67(1),(2)	200,000	169,000
GMAC, Inc.,
7.250%, due 03/02/11	298,000	303,215
8.000%, due 03/15/20(1)	275,000	281,875
8.000%, due 11/01/31	360,000	343,800
8.300%, due 02/12/15(1)	600,000	630,000
Goodyear Tire & Rubber Co.,
10.500%, due 05/15/16	360,000	388,800
Graham Packaging Co. LP,
9.875%, due 10/15/14	700,000	726,250
Graphic Packaging International, Inc.,
9.500%, due 08/15/13	185,000	189,625
Great Atlantic & Pacific Tea Co.,
11.375%, due 08/01/15(1)	360,000	354,600
Gulfmark Offshore, Inc.,
7.750%, due 07/15/14	215,000	213,388
GXS Worldwide, Inc.,
9.750%, due 06/15/15(1)	175,000	168,438
Harland Clarke Holdings Corp.,
9.500%, due 05/15/15	900,000	843,750
Harrah’s Operating Co., Inc.,
10.000%, due 12/15/18	600,000	496,500
11.250%, due 06/01/17	680,000	732,700
Hartford Financial Services Group, Inc.,
8.125%, due 06/15/38(2)	310,000	322,400
HCA, Inc.,
7.250%, due 09/15/20(1)	225,000	228,094
9.125%, due 11/15/14	900,000	950,625
9.625%, due 11/15/16(4)	4	4
Helix Energy Solutions Group, Inc.,
9.500%, due 01/15/16(1)	425,000	437,750
Hertz Corp.,
10.500%, due 01/01/16	275,000	295,281
Hexion US Finance Corp.,
9.750%, due 11/15/14	140,000	142,800
Hilcorp Finance Co.,
8.000%, due 02/15/20(1)	85,000	82,450
Host Hotels & Resorts LP,
9.000%, due 05/15/17(1)	285,000	307,800
Huntsman International LLC,
5.500%, due 06/30/16(1)	150,000	136,125
ILFC E-Capital Trust I,
5.900%, due 12/21/65(1),(2)	145,000	111,650

UBS High Yield Fund — Portfolio of investments

March 31, 2010 (unaudited)

Security description	Face amount	Value
Corporate bonds—(continued)
United States—(continued)
Inergy LP,
8.250%, due 03/01/16	$325,000	$334,750
8.750%, due 03/01/15	290,000	303,413
ING Capital Funding Trust III,
8.439%, due 12/31/10(2),(3)	190,000	179,550
Ingles Markets, Inc.,
8.875%, due 05/15/17	430,000	449,350
Interface, Inc., Series B,
11.375%, due 11/01/13	185,000	208,587
International Lease Finance Corp.,
4.950%, due 02/01/11	675,000	675,506
5.450%, due 03/24/11	585,000	585,635
6.375%, due 03/25/13	215,000	210,110
8.625%, due 09/15/15(1)	270,000	276,009
8.750%, due 03/15/17(1)	130,000	132,994
Invista,
9.250%, due 05/01/12(1)	115,000	116,438
Iron Mountain, Inc.,
8.375%, due 08/15/21	425,000	442,000
Jabil Circuit, Inc.,
8.250%, due 03/15/18	150,000	162,000
Jacobs Entertainment, Inc.,
9.750%, due 06/15/14	475,000	446,500
JC Penney Corp., Inc.,
7.125%, due 11/15/23	150,000	151,313
K Hovnanian Enterprises, Inc.,
10.625%, due 10/15/16	155,000	165,075
KB Home,
5.750%, due 02/01/14	75,000	72,750
5.875%, due 01/15/15	150,000	142,125
6.250%, due 06/15/15	150,000	144,000
Key Energy Services, Inc.,
8.375%, due 12/01/14	365,000	369,106
Knight Ridder, Inc.,
4.625%, due 11/01/14	150,000	112,875
Land O’Lakes Capital Trust I,
7.450%, due 03/15/28(1)	215,000	189,200
Landry’s Restaurants, Inc.,
11.625%, due 12/01/15(1)	120,000	129,000
Level 3 Financing, Inc.,
9.250%, due 11/01/14	110,000	107,250
10.000%, due 02/01/18(1)	100,000	95,500
Levi Strauss & Co.,
9.750%, due 01/15/15	300,000	314,250
Libbey Glass, Inc.,
10.000%, due 02/15/15(1)	75,000	78,937
Liberty Mutual Group, Inc.,
7.800%, due 03/15/37(1)	100,000	88,500
10.750%, due 06/15/58(1),(2)	445,000	498,400
Limited Brands, Inc.,
7.600%, due 07/15/37	100,000	94,250
8.500%, due 06/15/19	155,000	172,825
LIN Television Corp.,
6.500%, due 05/15/13	50,000	49,250
Series B,
6.500%, due 05/15/13	400,000	390,000
Lincoln National Corp.,
7.000%, due 05/17/66(2)	235,000	213,850
Linn Energy LLC,
11.750%, due 05/15/17(1)	160,000	181,600
Macy’s Retail Holdings, Inc.,
6.375%, due 03/15/37	225,000	207,000

UBS High Yield Fund — Portfolio of investments

March 31, 2010 (unaudited)

Security description	Face amount	Value
Corporate bonds—(continued)
United States—(continued)
Marquette Transportation Finance Corp.,
10.875%, due 01/15/17(1)	$100,000	$101,625
Massey Energy Co.,
6.875%, due 12/15/13	250,000	253,438
McClatchy Co.,
11.500%, due 02/15/17(1)	125,000	127,656
McJunkin Red Man Corp.,
9.500%, due 12/15/16(1)	375,000	382,969
Mediacom LLC,
9.125%, due 08/15/19(1)	75,000	77,344
Meritage Homes Corp.,
6.250%, due 03/15/15	100,000	96,000
7.000%, due 05/01/14	40,000	39,500
MetLife Capital Trust X,
9.250%, due 04/08/38(1),(2)	155,000	174,375
MetroPCS Wireless, Inc.,
9.250%, due 11/01/14	500,000	511,250
MGM Mirage, Inc.,
7.625%, due 01/15/17	190,000	158,175
9.000%, due 03/15/20(1)	125,000	128,750
11.125%, due 11/15/17(1)	410,000	461,250
13.000%, due 11/15/13	100,000	116,500
Michaels Stores, Inc.,
11.375%, due 11/01/16	140,000	151,200
Midwest Gaming Borrower LLC,
11.625%, due 04/15/16(1)	120,000	122,700
Mirant Americas Generation LLC,
9.125%, due 05/01/31	465,000	417,338
Mirant North America LLC,
7.375%, due 12/31/13	275,000	274,313
Mobile Mini, Inc.,
9.750%, due 08/01/14	160,000	165,600
Mobile Satellite Ventures LP,
0.000%, due 04/01/13(1),(7)	175,000	168,000
Momentive Performance Materials, Inc.,
9.750%, due 12/01/14	70,000	70,000
12.500%, due 06/15/14(1)	80,000	90,400
Murray Energy Corp.,
10.250%, due 10/15/15(1)	125,000	128,125
Nalco Co.,
8.875%, due 11/15/13	215,000	221,450
Navios Maritime Holdings, Inc.,
8.875%, due 11/01/17(1)	160,000	165,600
Navistar International Corp.,
8.250%, due 11/01/21	125,000	127,500
NB Capital Trust II,
7.830%, due 12/15/26	275,000	271,563
Neiman Marcus Group, Inc.,
9.000%, due 10/15/15(4)	66,456	67,785
10.375%, due 10/15/15	115,000	118,738
New Communications Holdings Inc.,
7.875%, due 04/15/15(1)	190,000	195,225
NewPage Corp.,
11.375%, due 12/31/14	80,000	79,600

UBS High Yield Fund — Portfolio of investments

March 31, 2010 (unaudited)

Security description	Face amount	Value
Corporate bonds—(continued)
United States—(continued)
Nexstar Broadcasting, Inc.,
7.000%, due 01/15/14(1),(4)	$626	$507
Nextel Communications, Inc.,
Series E,
6.875%, due 10/31/13	375,000	365,625
Series D,
7.375%, due 08/01/15	300,000	285,000
Nielsen Finance LLC ,
0.000% due 08/01/16(7)	125,000	118,750
11.625%, due 02/01/14	140,000	158,200
North American Energy Alliance LLC ,
10.875%, due 06/01/16(1)	200,000	213,000
NRG Energy, Inc.,
7.250%, due 02/01/14	350,000	352,625
7.375%, due 02/01/16	100,000	99,250
8.500%, due 06/15/19	100,000	101,250
Owens-Brockway Glass Container, Inc.,
7.375%, due 05/15/16	120,000	126,000
PAETEC Holding Corp.,
8.875%, due 06/30/17	175,000	179,812
Peninsula Gaming LLC,
8.375%, due 08/15/15(1)	100,000	99,750
PetroHawk Energy Corp.,
7.875%, due 06/01/15	200,000	203,750
10.500%, due 08/01/14	370,000	408,387
Pinnacle Foods Finance LLC,
10.625%, due 04/01/17	230,000	243,225
Plains Exploration & Production Co.,
7.625%, due 06/01/18	127,000	128,270
10.000%, due 03/01/16	305,000	337,025
PLY Gem Industries, Inc.,
11.750%, due 06/15/13	350,000	369,250
Pokagon Gaming Authority,
10.375%, due 06/15/14(1)	653,000	685,650
Prospect Medical Holdings, Inc.,
12.750%, due 07/15/14	165,000	179,850
Quicksilver Resources, Inc.,
9.125%, due 08/15/19	190,000	199,500
11.750%, due 01/01/16	140,000	160,300
Quiksilver, Inc.,
6.875%, due 04/15/15	125,000	115,625
QVC, Inc.,
7.125%, due 04/15/17(1)	70,000	70,437
Qwest Communications International, Inc.,
7.125%, due 04/01/18(1)	450,000	464,625
RBS Global, Inc.,
9.500%, due 08/01/14	150,000	156,000
Realogy Corp.,
10.500%, due 04/15/14	315,000	271,688
12.375%, due 04/15/15	125,000	90,938
Residential Capital LLC,
8.375%, due 06/30/10	575,000	554,875
9.625%, due 05/15/15	250,000	246,250
Reynolds Group Issuer, Inc.,
7.750%, due 10/15/16(1)	100,000	102,750
Rite Aid Corp.,
9.500%, due 06/15/17	370,000	310,800
10.375%, due 07/15/16	300,000	317,250
River Rock Entertainment Authority,
9.750%, due 11/01/11	30,000	27,675
Ryerson, Inc.,
12.000%, due 11/01/15	165,000	173,250

UBS High Yield Fund — Portfolio of investments

March 31, 2010 (unaudited)

Security description	Face amount	Value
Corporate bonds—(continued)
United States—(continued)
Salem Communications Corp.,
9.625%, due 12/15/16	$125,000	$130,625
Sally Holdings LLC,
10.500%, due 11/15/16	125,000	136,250
SandRidge Energy, Inc.,
8.750%, due 01/15/20(1)	210,000	204,750
9.875%, due 05/15/16(1)	190,000	195,225
Sanmina-SCI Corp.,
8.125%, due 03/01/16	485,000	488,031
Scientific Games International, Inc.,
9.250%, due 06/15/19	145,000	153,337
Sealy Mattress Co.,
10.875%, due 04/15/16(1)	90,000	100,800
Severstal Columbus LLC,
10.250%, due 02/15/18(1)	200,000	210,250
Sheridan Group, Inc.,
10.250%, due 08/15/11	500,000	496,250
Shingle Springs Tribal Gaming Authority,
9.375%, due 06/15/15(1)	365,000	302,950
Sinclair Broadcast Group, Inc.,
8.000%, due 03/15/12	295,000	292,788
Sinclair Television Group, Inc.,
9.250%, due 11/01/17(1)	225,000	236,812
Sitel LLC ,
11.500%, due 04/01/18(1)	150,000	151,125
Smithfield Foods, Inc.,
10.000%, due 07/15/14(1)	190,000	211,850
Sorenson Communications, Inc.,
10.500%, due 02/01/15(1)	100,000	96,500
Spirit Aerosystems, Inc.,
7.500%, due 10/01/17(1)	115,000	117,875
Sprint Capital Corp.,
8.375%, due 03/15/12	100,000	104,000
8.750%, due 03/15/32	285,000	264,337
SPX Corp. ,
7.625%, due 12/15/14	400,000	418,500
Standard Pacific Corp.,
9.250%, due 04/15/12	140,000	135,800
10.750%, due 09/15/16	115,000	122,331
SunGard Data Systems, Inc.,
10.250%, due 08/15/15	865,000	909,331
SUPERVALU, Inc.,
8.000%, due 05/01/16	295,000	298,687
Susser Holdings LLC,
10.625%, due 12/15/13	180,000	187,200
Swift Energy Co.,
8.875%, due 01/15/20	125,000	130,000
Tenneco, Inc., Series B,
10.250%, due 07/15/13	85,000	88,081
Terremark Worldwide, Inc.,
12.250%, due 06/15/17(1)	170,000	195,500
Tesoro Corp.,
9.750%, due 06/01/19	160,000	167,200
Texas Competitive Electric Holdings Co. LLC, Series A,
10.250%, due 11/01/15	510,000	354,450

UBS High Yield Fund — Portfolio of investments

March 31, 2010 (unaudited)

Security description	Face amount	Value
Corporate bonds—(continued)
United States—(concluded)
Texas Industries, Inc.,
7.250%, due 07/15/13	$165,000	$162,113
Toll Brothers Finance Corp.,
8.910%, due 10/15/17	225,000	256,622
Toys R Us Property Co. LLC,
8.500%, due 12/01/17(1)	205,000	212,688
TransDigm, Inc.,
7.750%, due 07/15/14(1)	75,000	76,875
Trimas Corp.,
9.750%, due 12/15/17(1)	30,000	31,050
Triumph Group, Inc.,
8.000%, due 11/15/17	55,000	55,000
TRW Automotive, Inc.,
7.000%, due 03/15/14(1)	155,000	152,675
Tube City IMS Corp.,
9.750%, due 02/01/15	520,000	511,550
Tunica-Biloxi Gaming Authority,
9.000%, due 11/15/15(1)	600,000	570,000
Tyson Foods, Inc.,
10.500%, due 03/01/14	175,000	207,813
Umbrella Acquisition, Inc.,
9.750%, due 03/15/15(1),(4)	522,040	450,259
Unisys Corp.,
12.750%, due 10/15/14(1)	300,000	349,875
United Rentals North America, Inc.,
7.750%, due 11/15/13	475,000	456,000
United States Steel Corp.,
7.375%, due 04/01/20	150,000	150,375
Universal Hospital Services, Inc.,
8.500%, due 06/01/15(4)	130,000	129,350
US Oncology, Inc.,
9.125%, due 08/15/17	200,000	209,000
Vanguard Health Holding Co. II LLC,
8.000%, due 02/01/18(1)	225,000	218,813
Verso Paper Holdings LLC, Series B,
9.125%, due 08/01/14	370,000	358,900
Viasystems, Inc.,
12.000%, due 01/15/15(1)	85,000	92,013
Viskase Cos., Inc.,
9.875%, due 01/15/18(1)	200,000	202,500
West Corp.,
11.000%, due 10/15/16	300,000	318,000
Windstream Corp.,
8.625%, due 08/01/16	325,000	332,312
WMG Acquisition Corp.,
9.500%, due 06/15/16(1)	420,000	448,875
Yankee Acquisition Corp., Series B,
8.500%, due 02/15/15	290,000	298,700
9.750%, due 02/15/17	245,000	252,962
Yonkers Racing Corp.,
11.375%, due 07/15/16(1)	150,000	162,000
Zayo Group LLC,
10.250%, due 03/15/17(1)	75,000	75,750
Zions Bancorp.,
5.500%, due 11/16/15	270,000	251,100
Total United States corporate bonds		76,685,661
Total corporate bonds (cost $76,810,995)		85,446,112

UBS High Yield Fund — Portfolio of investments

March 31, 2010 (unaudited)

Security description	Face amount	Value
Asset-backed security—0.03%
United States—0.03%
Countrywide Asset-Backed Certificates,
Series 2006-20, Class 2A1,
0.296%, due 04/25/47(2)
(cost $24,082)	$25,757	$25,308

Commercial mortgage-backed security—0.04%
United States—0.04%
GS Mortgage Securities Corp. II,
Series 2007-GG10, Class C,
5.805%, due 08/10/45(2)
(cost $45,000)	250,000	35,246
Total bonds (cost $76,880,077)		85,506,666

	Shares
Common stocks—0.06%
United States—0.06%
Hotels, restaurants & leisure—0.00%(8)
American Restaurant Group, Inc.*(5),(6)	972	0
Media-cable—0.06%
Knology, Inc.*	3,926	52,765
Printing & publishing—0.00%(8)
Vertis Holdings, Inc.*(5),(6)	8,952	0
Total common stocks (cost $0)		52,765

Preferred stock—0.00%(8)
United States—0.00%(8)
Media - broadcast—0.00%(8)
CMP Susquehanna Radio Holdings Corp.,
Series A(1),(2),(3),(5),(6),(9)
(cost $135)	11,661	117

	Number of warrants
Warrants—0.00%(8)
CNB Capital Trust I, strike @ USD $0.01, expires 03/26/19*(5),(6)	13,325	133
Pliant Corp., strike @ USD $0.01, expires 06/01/10*(5),(6)	1	0
Sabreliner Corp., strike @ USD $0.01, expires 06/08/18*(5),(6)	8,400	0
Total warrants (cost $153,135)		133

	Shares
Short-term investment—0.82%
Investment company—0.82%
UBS Cash Management Prime Relationship Fund, 0.112%(10),(11) (cost $723,876)	723,876	723,876
Total investments—98.30% (cost $77,757,223)		86,283,557
Cash and other assets, less liabilities—1.70%		1,492,693
Net assets—100.00%		$87,776,250

UBS High Yield Fund — Portfolio of investments

March 31, 2010 (unaudited)

Notes to portfolio of investments

Aggregate cost for federal income tax purposes, which was substantially the same for book purposes, was $77,757,223; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$9,528,836
Gross unrealized depreciation	(1,002,502)
Net unrealized appreciation of investments	$8,526,334

*	Non-income producing security.
(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2010, the value of these securities amounted to $26,746,018 or 30.47% of net assets.

(2)	Floating rate security — The interest rates shown are the current rates as of March 31, 2010.
(3)	Perpetual bond security. The maturity date reflects the next call date.
(4)	PIK - Payment-in kind security. Income may be paid in cash or additional notes, at the discretion of the issuer.
(5)	Security is illiquid. At March 31, 2010, the value of these securities amounted to $18,000 or 0.21% of net assets.
(6)	Security is being fair valued by a valuation committee under direction of the Board of Trustees. At March 31, 2010, the value of these securities amounted to $18,000 or 0.21% of net assets.
(7)	Step bond — Coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2010. Maturity date disclosed is the ultimate maturity date.
(8)	Amount represents less than 0.005%.
(9)	This security, which represents less than 0.005% of net assets as of March 31, 2010, is considered restricted. (See restricted security table below for more information.)

Restricted security	Acquisition date	Acquisition cost	Acquisition cost as a percentage of net assets		03/31/10 Market value	03/31/10 Market value as a percentage of net assets
CMP Susquehanna Radio Holdings Corp.,
Series A, 0.000%	03/30/09	$135	0.00	%(a)	$117	0.00	%(a)

(a) Amount represents less than 0.005%.

(10)	Investment in an affiliated investment company.
(11)	The rate shown reflects the yield at March 31, 2010.

GMAC	General Motors Acceptance Corp.
GS	Goldman Sachs
REIT	Real estate investment trust

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund’s investments:

Measurements at 03/31/10
Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Corporate bonds	$—	$85,428,362	$17,750	$85,446,112
Asset-backed security	—	25,308	—	25,308
Commercial mortgage-backed security	—	35,246	—	35,246
Common stocks	52,765	—	—	52,765
Preferred stock	—	—	117	117
Warrants	—	—	133	133
Short-term investment	—	723,876	—	723,876
Total	$52,765	$86,212,792	$18,000	$86,283,557

UBS High Yield Fund — Portfolio of investments

March 31, 2010 (unaudited)

Level 3 Rollforward disclosure

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs for the period:

Measurements using unobservable inputs (Level 3)

	Corporate bonds	Warrant	Preferred stock	Total
Assets
Beginning balance	$23,892	$133	$117	$24,142
Total gains or losses (realized/unrealized) included in earnings	(5,250)	—	—	(5,250)
Purchases, sales, issuances, and settlements (net)	—	—	—	—
Transfers in and/or out of Level 3	(892)	—	—	(892)
Ending balance	$17,750	$133	$117	$18,000

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to investments still held at 03/31/10.	$54,414	$—	$—	$54,414

UBS U.S. Bond Fund

Industry diversification (unaudited)(1)

As a percentage of net assets as of March 31, 2010

Bonds
Corporate bonds
Aerospace & defense	0.29%
Beverages	0.22
Biotechnology	0.10
Building products	0.26
Capital markets	1.26
Chemicals	0.15
Commercial banks	2.09
Commercial services & supplies	0.54
Communications equipment	0.13
Consumer finance	0.14
Diversified financial services	2.24
Diversified telecommunication services	0.40
Electric utilities	1.61
Electronic equipment, instruments & components	0.29
Food & staples retailing	0.82
Food products	0.16
Gas distribution	0.28
Health care providers & services	0.35
Household products	0.17
Insurance	1.83
Media	1.12
Metals & mining	0.47
Multi-utilities	0.19
Non-food & drug retailers	0.17
Oil, gas & consumable fuels	2.17
Pharmaceuticals	0.15
Road & rail	0.08
Software	0.13
Specialty retail	0.12
Tobacco	0.24
Wireless telecommunication services	0.32
Total corporate bonds	18.49
Asset-backed securities	4.34
Commercial mortgage-backed securities	9.02
Mortgage & agency debt securities	42.83
Municipal bonds	0.62
US government obligations	18.03
Non US-government obligation	0.97
Total bonds	94.30
Investment company
UBS Opportunistic Emerging Markets Debt Relationship Fund	2.81
Short-term investment	5.88
Total investments	102.99
Liabilities, in excess of cash and other assets	(2.99)
Net assets	100.00%

(1) Figures represent the industry breakdown of direct investments of the UBS U.S. Bond Fund. Figures would be different if a breakdown of the underlying investment company's industry diversification was included.

UBS U.S. Bond Fund — Portfolio of investments

March 31, 2010 (unaudited)

Security description	Face amount	Value
Bonds—94.30%
Corporate bonds—18.49%
Canada—0.49%
Anadarko Finance Co., Series B,
7.500%, due 05/01/31	$20,000	$22,475
Canadian Natural Resources Ltd.,
5.850%, due 02/01/35	65,000	63,196
Cenovus Energy, Inc.,
4.500%, due 09/15/14(1)	135,000	140,845
Total Canada corporate bonds		226,516

France—0.41%
Credit Agricole SA,
6.637%, due 05/31/17(1),(2),(3)	100,000	87,250
EDF SA,
4.600%, due 01/27/20(1)	50,000	49,287
France Telecom SA,
4.375%, due 07/08/14	50,000	52,705
Total France corporate bonds		189,242

Ireland—0.17%
Iberdrola Finance Ireland Ltd.,
3.800%, due 09/11/14(1)	80,000	80,452

Luxembourg—0.22%
Enel Finance International SA,
3.875%, due 10/07/14(1)	100,000	101,300

Mexico—0.21%
America Movil SAB de CV,
5.000%, due 03/30/20(1)	100,000	98,709

Netherlands—0.12%
Siemens Financieringsmaatschappij NV,
6.125%, due 08/17/26(1)	55,000	58,508

Sweden—0.35%
Svenska Handelsbanken AB,
2.875%, due 09/14/12(1)	160,000	163,031

Switzerland—0.24%
Credit Suisse AG,
5.400%, due 01/14/20	110,000	110,860

United Kingdom—1.18%
Anglo American Capital PLC,
9.375%, due 04/08/19(1),(4),(5)	100,000	127,371
Barclays Bank PLC,
6.750%, due 05/22/19	100,000	110,629
Lloyds TSB Bank PLC,
5.800%, due 01/13/20(1)	100,000	97,569
Royal Bank of Scotland Group PLC,
6.400%, due 10/21/19	160,000	159,960
Vodafone Group PLC,
5.450%, due 06/10/19	50,000	51,886
Total United Kingdom corporate bonds		547,415

United States—15.10%
Allied Waste North America, Inc.,
6.875%, due 06/01/17	60,000	65,400
Allstate Corp.,
7.450%, due 05/16/19	55,000	64,540
Anadarko Petroleum Corp.,
6.450%, due 09/15/36	75,000	76,436
Anheuser-Busch InBev Worldwide, Inc.,
4.125%, due 01/15/15	100,000	102,890
Apria Healthcare Group, Inc.,
11.250%, due 11/01/14(1)	150,000	163,125
Arch Coal, Inc.,
8.750%, due 08/01/16(1)	90,000	95,175

UBS U.S. Bond Fund — Portfolio of investments

March 31, 2010 (unaudited)

Security description	Face amount	Value
Corporate bonds—(continued)
United States—(continued)
BAE Systems Holdings, Inc.,
4.950%, due 06/01/14(1)	$65,000	$68,200
Bank of America Corp.,
7.625%, due 06/01/19	150,000	171,579
Browning-Ferris Industries, Inc.,
7.400%, due 09/15/35	35,000	38,812
Capital One Financial Corp.,
7.375%, due 05/23/14	55,000	62,850
CenterPoint Energy Resources Corp.,
6.000%, due 05/15/18	115,000	121,538
Chesapeake Energy Corp.,
9.500%, due 02/15/15	125,000	135,938
Cisco Systems, Inc.,
5.900%, due 02/15/39	60,000	60,915
Citigroup, Inc.,
6.125%, due 05/15/18	285,000	291,210
8.125%, due 07/15/39	60,000	69,264
CVS Caremark Corp.,
6.125%, due 09/15/39	160,000	159,021
CVS Pass-Through Trust,
6.036%, due 12/10/28	69,106	68,348
DirecTV Financing Co., Inc.,
7.625%, due 05/15/16	95,000	106,400
Dominion Resources, Inc.,
5.200%, due 08/15/19	85,000	86,999
ERAC USA Finance Co.,
7.000%, due 10/15/37(1)	85,000	87,630
Express Scripts, Inc.,
6.250%, due 06/15/14	65,000	72,016
Ferrell Gas Partners-LP,
8.750%, due 06/15/12	150,000	151,875
FirstEnergy Solutions Corp.,
4.800%, due 02/15/15	165,000	168,865
Freedom Group, Inc.,
10.250%, due 08/01/15(1)	75,000	79,313
General Electric Capital Corp.,
6.000%, due 08/07/19	245,000	258,884
GMAC, Inc.,
7.250%, due 03/02/11	150,000	152,625
Goldman Sachs Group, Inc.,
6.150%, due 04/01/18	260,000	275,101
Hasbro, Inc.,
6.350%, due 03/15/40	55,000	54,343
Inergy LP,
8.750%, due 03/01/15	125,000	130,781
Jabil Circuit, Inc.,
8.250%, due 03/15/18	125,000	135,000
Jersey Central Power & Light Co.,
7.350%, due 02/01/19	60,000	69,473
JP Morgan Chase Capital XXII, Series V,
6.450%, due 02/02/37	135,000	125,335
Kellogg Co.,
4.450%, due 05/30/16	70,000	74,346
Kinder Morgan Energy Partners LP,
5.800%, due 03/15/35	45,000	42,294
Life Technologies Corp.,
6.000%, due 03/01/20	45,000	46,074
Massachusetts Mutual Life Insurance Co.,
8.875%, due 06/01/39(1)	50,000	63,692
MetLife, Inc.,
6.400%, due 12/15/36	100,000	89,500
10.750%, due 08/01/39	50,000	64,448
Morgan Stanley,
Series F, 5.625%, due 09/23/19	100,000	99,647
6.625%, due 04/01/18	200,000	213,316
Mosaic Co.,
7.375%, due 12/01/14(1)	65,000	69,565
Motiva Enterprises LLC,
5.750%, due 01/15/20(1)	45,000	47,106

UBS U.S. Bond Fund — Portfolio of investments

March 31, 2010 (unaudited)

Security description	Face amount	Value
Corporate bonds—concluded
United States—(concluded)
News America, Inc.,
6.200%, due 12/15/34	$35,000	$34,909
6.900%, due 08/15/39	60,000	65,499
Nisource Finance Corp.,
10.750%, due 03/15/16	135,000	171,604
Norfolk Southern Corp.,
5.750%, due 04/01/18	35,000	37,568
Northrop Grumman Systems Corp.,
7.875%, due 03/01/26	55,000	67,366
NRG Energy, Inc.,
7.375%, due 02/01/16	100,000	99,250
Oncor Electric Delivery Co. LLC,
6.800%, due 09/01/18	50,000	56,172
ONEOK, Inc.,
6.000%, due 06/15/35	60,000	57,248
Oracle Corp.,
6.125%, due 07/08/39	55,000	58,548
Owens Corning,
6.500%, due 12/01/16	115,000	121,706
Pacific Gas & Electric Co.,
6.050%, due 03/01/34	30,000	30,894
Pacific Life Insurance Co.,
9.250%, due 06/15/39(1)	150,000	185,869
Pemex Project Funding Master Trust,
5.750%, due 03/01/18	100,000	102,915
Principal Financial Group, Inc.,
8.875%, due 05/15/19	105,000	126,090
Prudential Financial, Inc.,
Series D, 3.625%, due 09/17/12	160,000	164,550
Series C, 5.400%, due 06/13/35	105,000	93,498
Qwest Corp.,
7.625%, due 06/15/15	125,000	136,563
Reynolds American, Inc.,
6.750%, due 06/15/17	35,000	37,488
7.625%, due 06/01/16	65,000	73,034
Safeway, Inc.,
5.000%, due 08/15/19	150,000	151,330
SLM Corp.,
8.000%, due 03/25/20	70,000	68,163
Time Warner Cable, Inc.,
6.550%, due 05/01/37	65,000	66,437
6.750%, due 07/01/18	100,000	111,736
Waste Management, Inc.,
6.125%, due 11/30/39	60,000	59,547
Williams Partners LP,
6.300%, due 04/15/40(1)	50,000	49,685
WMG Acquisition Corp.,
9.500%, due 06/15/16(1)	125,000	133,594
Yankee Acquisition Corp., Series B,
8.500%, due 02/15/15	75,000	77,250
Total United States corporate bonds		7,018,382
Total corporate bonds (cost $8,141,297)		8,594,415

Asset-backed securities—4.34%
United States—4.34%
Ameriquest Mortgage Securities, Inc.,
Series 2005-R6, Class A2,
0.446%, due 08/25/35(2)	88,451	81,943
Chase Issuance Trust,
Series 2005-C2, Class C2,
0.670%, due 01/15/15(2)	225,000	220,663
Conseco Finance,
Series 2001-D, Class M2,
1.980%, due 11/15/32(2)	465,340	181,333
Countrywide Asset-Backed Certificates,
Series 2006-20, Class 2A1,
0.296%, due 04/25/47(2)	27,366	26,890
GSAMP Trust,
Series 2006-S3, Class A1,
6.085%, due 05/25/36	626,958	48,621

UBS U.S. Bond Fund — Portfolio of investments

March 31, 2010 (unaudited)

Security description	Face amount	Value
Asset-backed securities—concluded
United States—(concluded)
MBNA Credit Card Master Note Trust,
Series 2004-C2, Class C2,
1.130%, due 11/15/16(2)	$350,000	$324,327
Series 2003-C7, Class C7,
1.580%, due 03/15/16(2)	350,000	336,222
Series 2004-B1, Class B1,
4.450%, due 08/15/16	600,000	614,366
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-A, Class A1,
1.346%, due 10/25/27(2)	1,377	1,352
Renaissance Home Equity Loan Trust,
Series 2006-4, Class AF1,
5.545%, due 01/25/37	58,912	58,593
Residential Asset Mortgage Products, Inc.,
Series 2006-RZ5, Class A1B,
0.346%, due 08/25/46(2)	4,401	4,377
Structured Asset Securities Corp.,
Series 2005-S7, Class A2,
0.546%, due 12/25/35(1),(2)	275,731	116,723
Total asset-backed securities (cost $2,909,422)		2,015,410

Commercial mortgage-backed securities—9.02%
United States—9.02%
Banc of America Commercial Mortgage, Inc.,
Series 2006-6, Class A4,
5.356%, due 10/10/45	625,000	607,293
Series 2007-2, Class A4,
5.689%, due 04/10/49(2)	250,000	239,948
Series 2007-2, Class AM,
5.699%, due 04/10/49(2)	150,000	111,451
Citigroup Commercial Mortgage Trust,
Series 2007-C6, Class AM,
5.699%, due 12/10/49(2)	370,000	312,854
Citigroup/Deutsche Bank Commercial Mortgage Trust,
Series 2006-CD3, Class A2,
5.560%, due 10/15/48	325,000	336,999
GE Capital Commercial Mortgage Corp.,
Series 2007-C1, Class A4,
5.543%, due 12/10/49	250,000	230,076
Greenwich Capital Commercial Funding Corp.,
Series 2006-GG7, Class A4,
5.886%, due 07/10/38(2)	450,000	458,737
GS Mortgage Securities Corp. II,
Series 2006-GG8, Class A2,
5.479%, due 11/10/39	190,000	195,468
Series 2007-GG10, Class A4,
5.805%, due 08/10/45(2)	1,040,000	963,577
Merrill Lynch/Countrywide Commercial Mortgage Trust,
Series 2006-3, Class B,
5.525%, due 07/12/46(2)	300,000	109,361
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C23, Class AM,
5.466%, due 01/15/45(2)	475,000	417,160
Series 2006-C27, Class A2,
5.624%, due 07/15/45	200,000	207,291
Total commercial mortgage-backed securities (cost $3,724,535)		4,190,215

Mortgage & agency debt securities—42.83%
United States—42.83%
Federal Home Loan Mortgage Corp.,†
2.875%, due 02/09/15	1,155,000	1,162,093
Federal Home Loan Mortgage Corp. Gold Pools,†
#G08353, 4.500%, due 07/01/39	316,695	317,774
#A90660, 4.500%, due 01/01/40	124,610	125,035
#A90675, 4.500%, due 01/01/40	1,245,743	1,249,988
#G08307, 5.000%, due 11/01/38	1,487,275	1,537,740
#G05249, 5.000%, due 01/01/39	1,100,956	1,138,312
#G04121, 5.500%, due 04/01/38	957,843	1,012,580
#G04567, 5.500%, due 07/01/38	282,767	298,926
#C63008, 6.000%, due 01/01/32	340,318	370,420
#G01717, 6.500%, due 11/01/29	182,752	201,410

UBS U.S. Bond Fund — Portfolio of investments

March 31, 2010 (unaudited)

Security description	Face amount	Value
Mortgage & agency debt securities—(continued)
United States—(continued)
Federal National Mortgage Association,†
1.750%, due 05/07/13	$1,115,000	$1,112,160
1.875%, due 04/20/12(6)	1,280,000	1,296,614
Federal National Mortgage Association Pools,†
#AA0837, 4.500%, due 01/01/39	584,544	586,594
#AC8512, 4.500%, due 12/01/39	125,000	125,426
#AD3160, 4.500%, due 02/01/40	175,000	175,596
5.000%, TBA	1,000,000	1,031,562
5.000%, TBA	1,600,000	1,644,000
#576764, 5.500%, due 09/01/24	142,705	151,855
#688066, 5.500%, due 03/01/33	318,658	340,458
#688314, 5.500%, due 03/01/33	370,017	395,350
#802481, 5.500%, due 11/01/34	622,016	660,455
#961534, 5.500%, due 02/01/38	516,986	545,480
6.000%, TBA	500,000	531,094
#408267, 6.000%, due 03/01/28	31,132	33,368
#323715, 6.000%, due 05/01/29	34,283	37,310
#522564, 6.000%, due 07/01/29	113,525	121,620
#676733, 6.000%, due 01/01/33	269,881	298,027
#708631, 6.000%, due 06/01/33	57,813	63,896
#948631, 6.000%, due 08/01/37	794,935	845,748
#986944, 6.000%, due 09/01/38	203,445	216,354
#994466, 6.000%, due 11/01/38	777,092	826,401
#831730, 6.500%, due 09/01/36	432,865	470,409
#253824, 7.000%, due 03/01/31	10,752	12,032
First Horizon Asset Securities, Inc.,
Series 2004-FL1, Class 1A1,
0.516%, due 02/25/35(2)	49,626	38,937
Government National Mortgage Association Pools,
#701813, 4.500%, due 04/15/39	697,010	706,696
#G2 2687, 6.000%, due 12/20/28	43,006	46,743
#G2 2794, 6.000%, due 08/20/29	138,742	150,797

UBS U.S. Bond Fund — Portfolio of investments

March 31, 2010 (unaudited)

Security description		Face amount	Value
Mortgage & agency debt securities—(concluded)
United States—(concluded)
WaMu Mortgage Pass-Through Certificates,
Series 2007-HY1, Class 3B2,
5.854%, due 02/25/37(2)	$1,098,293		$24,752
Total mortgage & agency debt securities (cost $19,655,141)			19,904,012

Municipal bonds—0.62%
Illinois State Taxable Pension,
Series 2003,
5.100%, due 06/01/33		115,000	94,843
New Jersey State Turnpike Authority Revenue Bonds,
Class F,
7.414%, due 01/01/40		30,000	34,869
New York State Urban Development Corp. Revenue Bonds,
5.770%, due 03/15/39		55,000	54,311
State of California General Obligation Bonds,
7.300%, due 10/01/39		105,000	105,354
Total municipal bonds (cost $293,133)			289,377

US government obligations—18.03%
US Treasury Bonds,
4.375%, due 11/15/39		20,000	18,913
8.750%, due 08/15/20		695,000	982,339
US Treasury Notes,
0.750%, due 11/30/11		1,935,000	1,932,355
0.875%, due 01/31/12(6)		1,000,000	998,828
2.375%, due 02/28/15(6)		1,915,000	1,901,844
3.625%, due 02/15/20(6)		2,590,000	2,545,890
Total US government obligations (cost $8,452,118)			8,380,169

Non US-government obligation—0.97%
Greece—0.97%
Hellenic Republic,
2.300%, due 07/25/30(7) (cost $485,346)	EUR	474,350	453,268
Total bonds (cost $43,660,992)			43,826,866

	Shares
Investment company—2.81%
UBS Opportunistic Emerging Markets Debt Relationship Fund*(8) (cost $1,200,000)	87,801	1,304,642

Short-term investment—5.88%
Investment company—5.88%
UBS Cash Management Prime Relationship Fund,
0.112%(8),(9) (cost $2,732,887)	2,732,887	2,732,887

Total investments—102.99% (cost $47,593,879)		47,864,395
Liabilities, in excess of cash and other assets—(2.99%)		(1,388,131)
Net assets—100.00%		$46,476,264

UBS U.S. Bond Fund — Portfolio of investments

March 31, 2010 (unaudited)

Notes to portfolio of investments

Aggregate cost for federal income tax purposes, which was substantially the same for book purposes, was $48,180,320; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$1,705,850
Gross unrealized depreciation	(1,435,334)
Net unrealized appreciation of investments	$270,516

*	Non-income producing security.
†

On September 7, 2008, the Federal Housing Finance Agency placed the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2010, the value of these securities amounted to $2,163,999 or 4.66% of net assets.

(2)	Floating rate security — The interest rates shown are the current rates as of March 31, 2010.
(3)	Perpetual bond security. The maturity date reflects the next call date.
(4)	Security is illiquid. At March 31, 2010, the value of these securities amounted to $127,371 or 0.27% of net assets.
(5)	This security, which represents 0.27% of net assets as of March 31, 2010, is considered restricted. (See restricted security table below for more information.)

Restricted security	Acquisition date	Acquisition cost	Acquisition cost as a percentage of net assets	03/31/10 Market value	03/31/10 Market value as a percentage of net assets
Anglo American Capital PLC,
9.375%, due 04/08/19	05/26/09	$104,481	0.22%	$127,371	0.27%

(6)	Security, or portion thereof, was on loan at March 31, 2010.
(7)

Debt security whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the securities is fixed, while the principal value rises or falls based on changes in an index. Thus, if inflation occurs, the principal and interest payments on the securities are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the securities principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the securities generally pay lower interest rates than typical government securities from the issuers country. Only if inflation occurs will securities offer a higher real yield than a conventional government security of the same maturity.

(8)	Investment in affiliated investment company.
(9)	The rate shown reflects the yield at March 31, 2010.

GMAC	General Motors Acceptance Corp.
GS	Goldman Sachs
GSAMP	Goldman Sachs Mortgage Securities Corp.
GE	General Electric
TBA

(To be announced) Security is purchased on a forward commitment basis with an approximate principal amount (generally +/-1.0%) and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement, when the specific mortgage pools are assigned.

Currency type abbreviation:

EUR	Euro

Forward foreign currency contracts

UBS U.S. Bond Fund had the following open forward foreign currency contracts as of March 31, 2010:

	Contracts to deliver	In exchange for		Maturity date	Unrealized appreciation
Euro	305,000	USD	415,273	05/05/10	$3,325

Currency type abbreviation:

USD	United States Dollar

UBS U.S. Bond Fund — Portfolio of investments

March 31, 2010 (unaudited)

Futures contracts

UBS U.S. Bond Fund had the following open futures contracts as of March 31, 2010:

	Expiration dates	Cost/ (proceeds)	Value	Unrealized appreciation/ (depreciation)
US Treasury futures buy contracts:
US Treasury Bond Futures, 33 contracts (USD)	June 2010	$3,992,023	$3,958,969	$(33,054)

US Treasury futures sell contracts:
2 Year US Treasury Notes, 27 contracts (USD)	June 2010	(5,857,694)	(5,857,735)	(41)
5 Year US Treasury Notes, 87 contracts (USD)	June 2010	(10,066,711)	(9,991,406)	75,305
10 Year US Treasury Notes, 23 contracts (USD)	June 2010	(2,695,097)	(2,673,750)	21,347
Net unrealized appreciation on futures contracts				$63,557

Currency type abbreviation:

USD	United States Dollar

Swap agreements

UBS U.S. Bond Fund had outstanding interest rate swap agreements with the following terms as of March 31, 2010:

Counterparty	Notional amount		Termination date	Payments made by the Fund		Payments received by the Fund		Upfront payments (made)/ received	Value	Unrealized appreciation/ (depreciation)
Citigroup Global Markets Ltd.	USD	6,600,000	11/15/16	4.0000	%(1)	0.2587	%(2)	$—	$(326,503)	$(326,503)
Deutsche Bank AG	USD	10,610,000	05/31/14	0.2901	(2)	2.3300	(1)	—	(22,061)	(22,061)
Deutsche Bank AG	USD	9,414,000	02/15/17	—	(3)	3.4175	(1)	—	23,949	23,949
Deutsche Bank AG	USD	3,739,000	02/15/36	4.5450	(1)	—	(3)	—	(8,751)	(8,751)
								$—	$(333,366)	$(333,366)

(1)	Payments made or received are based on the notional amount.
(2)	Rate based on 3 month LIBOR (USD BBA).
(3)	Rate based on 3 month LIBOR (USD BBA). This is a forward starting trade and, as such, a floating rate has not yet been assigned as of March 31, 2010.

BBA	British Banking Association
LIBOR	London Interbank Offered Rate

Currency type abbreviation:

USD	United States Dollar

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund’s investments:

Measurements at 03/31/10
Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Corporate bonds	$—	$8,594,415	$—	$8,594,415
Asset-backed securities	—	2,015,410	—	2,015,410
Commercial mortgage-backed securities	—	4,190,215	—	4,190,215
Mortgage & agency debt securities	—	19,904,012	—	19,904,012
Municipal bonds	—	289,377	—	289,377
US government obligations	—	8,380,169	—	8,380,169
Non-US government obligation	—	453,268	—	453,268
Investment company	—	1,304,642	—	1,304,642
Short-term investment	—	2,732,887	—	2,732,887
Other financial instruments(1)	63,557	(330,041)	—	(266,484)
Total	$63,557	$47,534,354	$—	$47,597,911

(1)	Other financial instruments include open futures contracts, swap agreements, and forward foreign currency contracts.

UBS U.S. Bond Fund — Portfolio of investments

March 31, 2010 (unaudited)

Level 3 Rollforward Disclosure

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs for the period:

Measurements using unobservable inputs (Level 3)

	Commercial mortgage- backed securities	Total
Assets
Beginning balance	$72,944	$72,944
Total gains or losses (realized/unrealized) included in earnings	68,971	68,971
Purchases, sales, issuances, and settlements (net)	(141,915)	(141,915)
Transfers in and/or out of Level 3	—	—
Ending balance	$—	$—

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to investments still held at 03/31/10.	$—	$—

UBS Global Equity Fund

Industry diversification (unaudited)

As a percentage of net assets as of March 31, 2010

Common stocks
Airlines	2.55%
Automobiles	2.85
Biotechnology	1.80
Capital markets	2.72
Chemicals	2.04
Commercial banks	8.38
Commercial services & supplies	1.33
Communications equipment	1.51
Computers & peripherals	2.52
Construction materials	3.38
Consumer finance	2.22
Diversified financial services	3.03
Diversified telecommunication services	0.89
Electric utilities	2.09
Electronic equipment, instruments & components	1.34
Energy equipment & services	0.57
Food & staples retailing	4.42
Food products	1.94
Health care equipment & supplies	2.38
Health care providers & services	0.83
Hotels, restaurants & leisure	1.28
Household durables	1.13
Independent power producers & energy traders	0.50
Industrial conglomerates	1.25
Insurance	2.57
IT services	0.99
Marine	1.18
Media	2.67
Metals & mining	2.69
Office electronics	1.59
Oil, gas & consumable fuels	7.25
Personal products	1.39
Pharmaceuticals	4.50
Professional services	1.22
Real estate management & development	1.93
Semiconductors & semiconductor equipment	1.82
Software	4.51
Specialty retail	1.21
Tobacco	1.40
Trading companies & distributors	2.46
Wireless telecommunication services	4.43
Total common stocks	96.76
Rights	0.00 (1)
Warrant	0.82
Short-term investment	0.53
Investment of cash collateral from securities loaned	4.51
Total investments	102.62
Liabilities, in excess of cash and other assets	(2.62)
Net assets	100.00%

(1) Amount represents less than 0.005%

UBS Global Equity Fund — Portfolio of investments

March 31, 2010 (unaudited)

Security description	Shares	Value
Common stocks—96.76%
Australia—3.02%
Qantas Airways Ltd.*	825,514	$2,151,394
Rio Tinto Ltd.	27,949	2,010,756
Total Australia common stocks		4,162,150

Belgium—2.19%
Delhaize Group SA	17,856	1,434,974
KBC Groep NV*	32,816	1,589,199
Total Belgium common stocks		3,024,173

Brazil—1.23%
Vale SA ADR(1)	52,800	1,699,632

Canada—0.98%
Cenovus Energy, Inc.	51,600	1,347,854

Cayman Islands—0.79%
Seagate Technology*	59,400	1,084,644

China—5.87%
China Construction Bank Corp., H Shares	1,791,000	1,467,078
China Mengniu Dairy Co., Ltd.*	330,000	1,028,560
China Merchants Bank Co., Ltd., H Shares	479,715	1,297,487
New World Development Ltd.	804,000	1,573,983
Pacific Basin Shipping Ltd.	2,047,000	1,629,322
Sino-Ocean Land Holdings Ltd.(1)	1,239,500	1,091,951
Total China common stocks		8,088,381

Finland—0.74%
Sampo Oyj, Class A	38,264	1,015,020

France—1.07%
Carrefour SA	30,456	1,467,917

Germany—3.45%
HeidelbergCement AG	38,617	2,154,128
Metro AG	26,184	1,553,249
Volkswagen AG, Preference shares(1)	11,359	1,041,724
Total Germany common stocks		4,749,101

India—0.99%
Infosys Technology Ltd., ADR	23,200	1,365,320

Indonesia—1.95%
Astra International Tbk PT	283,500	1,305,418
Bank Rakyat Indonesia PT	1,530,000	1,387,164
Total Indonesia common stocks		2,692,582

Ireland—2.63%
Covidien PLC	40,504	2,036,541
CRH PLC	63,487	1,585,494
Total Ireland common stocks		3,622,035

Japan—10.06%
ITOCHU Corp.	138,000	1,208,921
KDDI Corp.	247	1,278,725
Mitsubishi Corp.	83,300	2,182,961
Nissan Motor Co., Ltd.*	184,400	1,579,895
Nomura Holdings, Inc.	130,000	958,070
ORIX Corp.(1)	17,560	1,557,091
Ricoh Co., Ltd.	140,000	2,186,330
Shin-Etsu Chemical Co., Ltd.	18,900	1,097,733
Sumitomo Mitsui Financial Group, Inc.	54,900	1,814,536
Total Japan common stocks		13,864,262

UBS Global Equity Fund — Portfolio of investments

March 31, 2010 (unaudited)

Security description	Shares	Value
Common stocks—(continued)
Netherlands—2.76%
ASML Holding NV(1)	32,485	$1,160,955
ING Groep NV CVA*	172,197	1,719,216
James Hardie Industries NV, CDI*	137,790	917,976
Total Netherlands common stocks		3,798,147

Norway—1.46%
Petroleum Geo-Services ASA*	60,100	787,250
Telenor ASA*	90,800	1,231,404
Total Norway common stocks		2,018,654

Russia—2.49%
Gazprom OAO ADR	83,967	1,958,950
Mobile Telesystems OJSC ADR	26,600	1,476,300
Total Russia common stocks		3,435,250

South Africa—1.55%
Naspers Ltd., Class N	49,267	2,140,794

Switzerland—3.60%
Nobel Biocare Holding AG(1)	46,448	1,242,255
Roche Holding AG	12,610	2,045,059
SGS SA (1)	1,219	1,680,980
Total Switzerland common stocks		4,968,294

Taiwan—1.34%
HON HAI Precision Industry Co., Ltd.	426,000	1,844,417

Thailand—1.09%
Bank of Ayudhya PCL	2,299,400	1,507,570

United Kingdom—7.93%
Barclays PLC	456,236	2,494,494
GlaxoSmithKline PLC	111,490	2,141,050
Man Group PLC	251,253	920,783
Prudential PLC	66,222	550,193
Tullow Oil PLC	77,813	1,476,015
Vodafone Group PLC	1,449,717	3,343,917
Total United Kingdom common stocks		10,926,452

United States—39.57%
Aflac, Inc.	36,300	1,970,727
Allergan, Inc.	31,000	2,024,920
Altria Group, Inc.	93,800	1,924,776
American Electric Power Co., Inc.	29,700	1,015,146
Applied Materials, Inc.	100,500	1,354,740
Autodesk, Inc.*	68,400	2,012,328
Bank of America Corp.	137,249	2,449,895
Carnival Corp.	45,200	1,757,376
Comcast Corp., Class A	81,600	1,535,712
Discover Financial Services	100,983	1,504,647
Dynegy, Inc., Class A*	550,300	693,378
EOG Resources, Inc.	14,000	1,301,160
Exelon Corp.	42,400	1,857,544
Fortune Brands, Inc.	32,200	1,562,022
Genzyme Corp.*	22,300	1,155,809
Gilead Sciences, Inc.*	29,100	1,323,468
Goldman Sachs Group, Inc.	11,000	1,876,930
Hess Corp.	27,300	1,707,615
Hewlett-Packard Co.	44,900	2,386,435
Kraft Foods, Inc., Class A	54,100	1,635,984
Lowe’s Cos., Inc.	68,800	1,667,712
Mead Johnson Nutrition Co., Class A	36,763	1,912,779
Microsoft Corp.	99,500	2,912,365
Monsanto Co.	24,000	1,714,080
Peabody Energy Corp.	19,000	868,300

UBS Global Equity Fund — Portfolio of investments

March 31, 2010 (unaudited)

Security description	Shares	Value
Common stocks—(concluded)
United States—(concluded)
QUALCOMM, Inc.	49,600	$2,082,704
Republic Services, Inc.	63,300	1,836,966
Southwest Airlines Co.	103,500	1,368,270
Sysco Corp.	55,000	1,622,500
Textron, Inc.	81,100	1,721,753
Ultra Petroleum Corp.*	28,600	1,333,618
UnitedHealth Group, Inc.	34,900	1,140,183
VMware, Inc., Class A*	24,412	1,301,159
Total United States common stocks		54,533,001
Total common stocks (cost $106,249,841)		133,355,650

Number of rights
Rights—0.00%(2)
Germany—0.00%(2)
Volkswagen AG, expires 4/13/10* (cost $0)	4,592	2,853

Number of warrants
Warrant—0.82%
Bahamas—0.82%
Credit Suisse Nassau, strike @ USD1.00, expires 08/10/12* (cost $1,120,037)	176,910	1,128,370

	Shares
Short-term investment—0.53%
Investment company—0.53%
UBS Cash Management Prime Relationship Fund, 0.112%(3),(4) (cost $727,932)	727,932	727,932

Investment of cash collateral from securities loaned—4.51%
UBS Private Money Market Fund LLC, 0.030% (3),(4) (cost $6,216,815)	6,216,815	6,216,815
Total investments—102.62% (cost $114,314,625)		141,431,620
Liabilities, in excess of cash and other assets—(2.62)%		(3,615,975)
Net assets—100.00%		$137,815,645

UBS Global Equity Fund — Portfolio of investments

March 31, 2010 (unaudited)

Notes to portfolio of investments

Aggregate cost for federal income tax purposes, which was substantially the same for book purposes, was $114,314,625; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$28,526,560
Gross unrealized depreciation	(1,409,565)
Net unrealized appreciation of investments	$27,116,995

*	Non-income producing security.
(1)	Security, or portion thereof, was on loan at March 31, 2010.
(2)	Amount represents less than 0.005%.
(3)	Investment in affiliated investment company.
(4)	The rate shown reflects the yield at March 31, 2010.

ADR	American depositary receipt
CDI	Chess depositary interest
CVA	Dutch certification - depository certificate
OJSC	Open joint stock company
Preference — shares	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

Forward foreign currency contracts

UBS Global Equity Fund had the following open forward foreign currency contracts as of March 31, 2010:

	Contracts to deliver	In exchange for		Maturity dates	Unrealized appreciation/ (depreciation)
Australian Dollar	2,645,000	USD	2,328,552	06/04/10	$(81,969)
Brazilian Real	2,480,000	USD	1,335,128	06/04/10	(41,388)
Euro	1,010,000	GBP	920,666	06/04/10	32,493
Euro	5,675,000	USD	7,695,862	06/04/10	30,923
Euro	560,000	USD	753,155	06/04/10	(3,209)
Hong Kong Dollar	37,465,000	USD	4,829,690	06/04/10	2,193
Japanese Yen	54,900,000	USD	609,644	06/04/10	22,225
New Taiwan Dollar	76,400,000	USD	2,406,678	06/04/10	(15,028)
Norwegian Krone	9,570,000	USD	1,608,025	06/04/10	2,455
South African Rand	9,100,000	EUR	905,811	06/04/10	(12,334)
South African Rand	6,330,000	USD	798,255	06/04/10	(61,350)
Swiss Franc	875,000	USD	810,726	06/04/10	(19,524)
Thai Baht	41,200,000	USD	1,244,149	06/04/10	(28,379)
United States Dollar	3,616,910	CAD	3,820,000	06/04/10	144,228
United States Dollar	824,051	CHF	875,000	06/04/10	6,199
United States Dollar	653,017	DKK	3,590,000	06/04/10	(2,006)
United States Dollar	2,281,012	EUR	1,670,000	06/04/10	(25,427)
United States Dollar	1,250,822	GBP	810,000	06/04/10	(22,052)
United States Dollar	1,990,056	HKD	15,435,000	06/04/10	(1,201)
United States Dollar	1,429,806	JPY	129,400,000	06/04/10	(45,252)
United States Dollar	1,374,362	MXN	17,910,000	06/04/10	65,019
United States Dollar	5,918,396	SEK	42,790,000	06/04/10	8,526
United States Dollar	3,522,749	SGD	4,970,000	06/04/10	29,154
United States Dollar	600,696	TWD	19,000,000	06/04/10	1,561
Net unrealized depreciation on forward foreign currency contracts					$(14,143)

Currency type abbreviations:
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	Great Britain Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
MXN	Mexican Peso
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	New Taiwan Dollar
USD	United States Dollar

UBS Global Equity Fund — Portfolio of investments

March 31, 2010 (unaudited)

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund’s investments:

Measurements at 03/31/10
Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Common stocks(1)	$132,805,457	$550,193	$—	$133,355,650
Rights	2,853	—	—	2,853
Warrant	1,128,370	—	—	1,128,370
Short-term investment	—	727,932	—	727,932
Investment of cash collateral from securities loaned	—	6,216,815	—	6,216,815
Other financial instruments(2)	—	(14,143)	—	(14,143)
Total	$133,936,680	$7,480,797	$—	$141,417,477

(1)               The Fund may hold investments which have been fair valued in accordance with the Fund’s fair valuation policy as of March 31, 2010, which may result in movement between Level 1 and Level 2.

(2)               Other financial instruments include open forward foreign currency contracts.

UBS International Equity Fund

Industry diversification (unaudited)

As a percentage of net assets as of March 31, 2010

Common stocks
Aerospace & defense	0.59%
Airlines	1.78
Auto components	1.28
Automobiles	3.97
Beverages	1.38
Building products	1.24
Capital markets	3.21
Chemicals	2.83
Commercial banks	17.95
Communications equipment	0.56
Computers & peripherals	0.60
Construction & engineering	0.50
Construction materials	2.24
Consumer finance	1.08
Diversified financial services	1.18
Diversified telecommunication services	2.42
Electric utilities	2.45
Electrical equipment	0.81
Electronic equipment, instruments & components	1.45
Energy equipment & services	3.11
Food & staples retailing	4.02
Food products	3.26
Health care equipment & supplies	1.08
Hotels, restaurants & leisure	1.28
Household durables	0.82
Household products	0.69
Industrial conglomerates	0.90
Insurance	3.97
Internet & catalog retail	0.50
Internet software & services	1.37
IT services	1.20
Machinery	5.90
Marine	1.47
Media	2.31
Metals & mining	9.42
Multiline retail	0.42
Office electronics	2.37
Oil, gas & consumable fuels	9.97
Pharmaceuticals	7.98
Professional services	0.98
Real estate management & development	3.11
Semiconductors & semiconductor equipment	4.19
Software	2.23
Specialty retail	1.01
Textiles, apparel & luxury goods	0.88
Tobacco	2.41
Trading companies & distributors	4.13
Wireless telecommunication services	5.50
Total common stocks	134.00
Rights	0.00 (1)
Warrants	0.68
Short-term investment	4.03
Investment of cash collateral from securities loaned	8.58
Total investments	147.29
Liabilities, in excess of cash and other assets	(47.29)
Net assets	100.00%

(1) Amount represents less than 0.005%.

UBS International Equity Fund — Portfolio of investments

March 31, 2010 (unaudited)

Security description	Shares	Value
Common stocks—134.00%
Australia—6.73%
AMP Ltd.	33,100	$190,143
BHP Billiton Ltd.	12,944	517,765
Incitec Pivot Ltd.	91,885	292,584
MacArthur Coal Ltd.	11,096	143,060
National Australia Bank Ltd.	17,994	454,416
Orica Ltd.	7,877	193,647
Qantas Airways Ltd.*	159,368	415,333
Total Australia common stocks		2,206,948

Belgium—2.29%
Anheuser-Busch InBev NV	3,395	171,015
Delhaize Group SA	3,814	306,507
KBC Groep NV*	5,682	275,165
Total Belgium common stocks		752,687

Brazil—2.68%
Lojas Renner SA	6,000	137,656
MRV Engenharia e Participacoes SA	12,000	83,740
NET Servicos de Comunicacao SA ADR*	6,500	84,175
Vale SA ADR	17,800	572,982
Total Brazil common stocks		878,553

Canada—4.51%
Cenovus Energy, Inc.	9,887	258,260
EnCana Corp.	7,000	217,792
Potash Corp. of Saskatchewan, Inc.	1,600	190,960
Research In Motion Ltd.*	2,500	184,875
Teck Resources Ltd., Class B*	1,000	43,568
Toronto-Dominion Bank(1)	4,600	342,854
TransCanada Corp.(1)	6,600	241,867
Total Canada common stocks		1,480,176

China—9.17%
Baidu, Inc. ADR*	300	179,100
Belle International Holdings Ltd.	106,000	142,530
China Coal Energy Co.	95,000	148,295
China Construction Bank Corp., H Shares	453,000	371,070
China Life Insurance Co., Ltd., H Shares	34,000	162,901
China Mengniu Dairy Co., Ltd.*	78,000	243,114
China Merchants Bank Co., Ltd., H Shares	146,759	396,940
New World Development Ltd.	189,000	370,004
Pacific Basin Shipping Ltd.	252,000	200,581
Shangri-La Asia Ltd.	62,000	121,696
Sino Land Co., Ltd.	50,000	98,013
Sino-Ocean Land Holdings Ltd.	352,000	310,098
Sun Hung Kai Properties Ltd.	6,000	90,260
Tencent Holdings Ltd.	8,600	172,570
Total China common stocks		3,007,172

Czech Republic—0.35%
New World Resources NV, Class A	9,668	113,775

Denmark—1.42%
FLSmidth & Co. A/S	2,353	163,247
Novo Nordisk A/S, Class B	3,901	302,707
Total Denmark common stocks		465,954

UBS International Equity Fund — Portfolio of investments

March 31, 2010 (unaudited)

Security description	Shares	Value
Common stocks—(continued)
Finland—1.13%
Sampo Oyj, Class A	13,959	$370,287

France—7.61%
Alstom SA	1,509	94,100
AXA SA	6,349	141,235
BNP Paribas	7,603	583,895
Carrefour SA	5,978	288,127
Cie de Saint-Gobain	1,924	92,512
Compagnie Generale des Etablissements Michelin, Class B	2,167	159,689
Nexans SA	2,007	171,076
Sanofi-Aventis SA	1,661	123,815
Silicon-On-Insulator Technologies NPV*(1)	10,036	154,664
Total SA	5,685	330,020
Total SA ADR	1,000	58,020
Vallourec SA	1,481	298,647
Total France common stocks		2,495,800

Germany—8.50%
Bayer AG	4,769	322,578
Daimler AG	5,857	275,729
E.ON AG	13,397	494,618
GEA Group AG	7,030	162,935
HeidelbergCement AG	6,524	363,921
MAN SE(1)	2,229	186,597
Metro AG	7,166	425,091
SAP AG	5,280	255,733
United Internet AG*	6,454	97,893
Volkswagen AG, Preference shares(1)	2,202	201,944
Total Germany common stocks		2,787,039

Hungary—0.58%
OTP Bank PLC*	5,469	191,272

India—2.36%
ICICI Bank Ltd. ADR	4,600	196,420
Infosys Technology Ltd. ADR(1)	6,700	394,295
Tata Motors Ltd. ADR(1)	9,900	182,754
Total India common stocks		773,469

Indonesia—1.87%
Astra International Tbk PT	59,500	273,977
Bank Rakyat Indonesia PT	374,000	339,084
Total Indonesia common stocks		613,061

Ireland—1.17%
CRH PLC	8,565	213,898
Ryanair Holdings PLC ADR*	6,200	168,454
Total Ireland common stocks		382,352

Israel—1.01%
Teva Pharmaceutical Industries Ltd.	5,154	329,817

Italy—0.94%
Intesa Sanpaolo SpA*	17,032	63,434
Saipem SpA	6,368	246,417
Total Italy common stocks		309,851

Japan—24.33%
Advantest Corp.(1)	7,600	190,061
Asahi Glass Co., Ltd.	28,000	315,371
Canon, Inc.	6,000	277,891
Chuo Mitsui Trust Holdings, Inc.	53,000	198,984
Fanuc Ltd.	2,900	307,712
Ibiden Co., Ltd.	2,100	72,329
ITOCHU Corp.	28,000	245,288
Japan Tobacco, Inc.	125	465,290
JTEKT Corp.	5,800	68,491
KDDI Corp.	56	289,913
Komatsu Ltd.	9,700	203,359
Mitsubishi Corp.	34,300	898,866
Mitsui Fudosan Co., Ltd.	9,000	152,776

UBS International Equity Fund — Portfolio of investments

March 31, 2010 (unaudited)

Security description	Shares	Value
Common stocks—(continued)
Japan—(concluded)
Mitsui OSK Lines Ltd.	39,000	$279,912
Nissan Motor Co., Ltd.*	39,500	338,426
Nomura Holdings, Inc.	83,300	613,902
ORIX Corp.(1)	3,980	352,917
Rakuten, Inc.	226	163,414
Ricoh Co., Ltd.	32,000	499,733
Shin-Etsu Chemical Co., Ltd.	4,300	249,749
Sony Corp.	4,800	183,806
Sumco Corp.*	8,800	187,126
Sumitomo Mitsui Financial Group, Inc.	11,500	380,094
THK Co., Ltd.	24,100	525,874
Toshiba Corp.*	38,000	196,320
Toyoda Gosei Co., Ltd.	3,900	109,337
Toyota Motor Corp.	5,300	212,306
Total Japan common stocks		7,979,247

Luxembourg—1.07%
ArcelorMittal	8,038	352,729

Netherlands—6.73%
ASML Holding NV(1)	11,639	415,957
Heineken NV	5,455	280,345
ING Groep NV CVA*	38,825	387,629
James Hardie Industries NV CDI*	23,348	155,547
Koninklijke Philips Electronics NV(1)	9,200	294,584
Royal Dutch Shell PLC, Class A	18,300	529,312
STMicroelectronics NV(1)	14,660	144,742
Total Netherlands common stocks		2,208,116

Norway—3.48%
Petroleum Geo-Services ASA*	18,800	246,261
Seadrill Ltd.	6,500	151,476
Subsea 7, Inc.*(1)	15,200	307,929
Telenor ASA*	32,100	435,331
Total Norway common stocks		1,140,997

Russia—3.14%
Evraz Group SA GDR *(2)	1,164	46,246
Gazprom OAO ADR	18,290	426,706
Mechel OAO ADR	2,300	65,366
Mobile Telesystems OJSC ADR	4,200	233,100
Vimpel-Communications ADR	9,000	165,690
X5 Retail Group NV GDR*(2)	2,639	91,837
Total Russia common stocks		1,028,945

Singapore—1.62%
DBS Group Holdings Ltd.	22,000	224,883
Golden Agri-Resources Ltd.*	236,000	97,845
Olam International Ltd.(1)	112,000	207,355
Total Singapore common stocks		530,083

South Africa—2.67%
Aspen Pharmacare Holdings Ltd.*	8,496	92,790
MTN Group Ltd.*	16,956	260,727
Naspers Ltd., Class N	12,028	522,651
Total South Africa common stocks		876,168

South Korea—0.55%
KB Financial Group, Inc.	3,735	180,239

Spain—2.17%
Banco Santander SA	13,362	177,586
Gestevision Telecinco SA(1)	9,695	152,159
Inditex SA	2,868	189,054
Telefonica SA	8,185	193,906
Total Spain common stocks		712,705

Sweden—0.46%
Autoliv, Inc.*	2,900	149,437

UBS International Equity Fund — Portfolio of investments

March 31, 2010 (unaudited)

Security description	Shares	Value
Common stocks—(continued)
Switzerland—9.21%
Credit Suisse Group AG	3,221	$166,029
GAM Holding Ltd.	6,678	82,018
Nestle SA	7,563	387,331
Nobel Biocare Holding AG	13,297	355,629
Novartis AG	3,708	200,276
Roche Holding AG	4,734	767,748
SGS SA	234	322,682
Swatch Group AG	4,878	290,071
Xstrata PLC*	16,485	312,325
Zurich Financial Services AG	538	137,919
Total Switzerland common stocks		3,022,028

Taiwan—2.10%
Advanced Semiconductor Engineering, Inc.	310,000	283,078
HON HAI Precision Industry Co., Ltd.	93,450	404,603
Total Taiwan common stocks		687,681

Thailand—1.07%
Kasikornbank PCL	110,300	351,350

United Kingdom—23.08%
Anglo American PLC*	3,114	135,811
Antofagasta PLC	4,554	71,871
Associated British Foods PLC	23,035	342,041
Autonomy Corp. PLC*	7,238	200,232
Barclays PLC	96,984	530,265
BG Group PLC	16,649	288,146
BP PLC	35,790	338,577
Carnival PLC	7,272	298,504
Cobham PLC	49,466	192,916
GlaxoSmithKline PLC	24,934	478,831
HSBC Holdings PLC	31,293	317,214
Imperial Tobacco Group PLC	10,637	324,447
John Wood Group PLC	12,186	67,201
Man Group PLC	51,839	189,978
Prudential PLC	35,846	297,820
Reckitt Benckiser Group PLC	4,106	225,370
Rio Tinto PLC	12,042	713,589
Sage Group PLC	75,705	274,684
Scottish & Southern Energy PLC	18,497	309,042
Standard Chartered PLC	11,408	311,177
Tullow Oil PLC	22,870	433,815
Vodafone Group PLC	441,569	1,018,523
Wolseley PLC*	8,711	210,445
Total United Kingdom common stocks		7,570,499
Total common stocks (cost $30,341,686)		43,948,437

Number of rights
Rights—0.00%(3)
Germany—0.00%(3)
Volkswagen AG, expires 4/13/10* (cost $0)	894	555

Number of warrants
Warrants—0.68%
Bahamas—0.68%
Credit Suisse Nassau, strike @ USD $6.37822, expires 08/10/12* (cost $221,589)	35,000	223,237

	Shares
Short-term investment—4.03%
Investment company—4.03%
UBS Cash Management Prime Relationship Fund, 0.112%(4),(5) (cost $1,321,440)	1,321,440	1,321,440

Investment of cash collateral from securities loaned—8.58%
UBS Private Money Market Fund LLC, 0.030% (4),(5) (cost $2,812,562)	2,812,562	2,812,562

Total investments—147.29% (cost $34,697,277)		48,306,231
Liabilities, in excess of cash and other assets—(47.29)%		(15,509,045)
Net assets—100.00%		$32,797,186

UBS International Equity Fund — Portfolio of investments

March 31, 2010 (unaudited)

Notes to portfolio of investments

Aggregate cost for federal income tax purposes, which was substantially the same for book purposes, was $34,697,277; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$13,946,269
Gross unrealized depreciation	(337,315)
Net unrealized appreciation of investments	$13,608,954

*	Non-income producing security.
(1)	Security, or portion thereof, was on loan at March 31, 2010.
(2)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At March 31, 2010, the value of these securities amounted to $138,083 or 0.42% of net assets.

(3)	Amount represents less than 0.005%.
(4)	Investment in affiliated investment company.
(5)	The rate shown reflects the yield at March 31, 2010.

ADR	American depositary receipt
CDI	Chess depositary interest
CVA	Dutch certification - depository certificate
GDR	Global depositary receipt
OJSC	Open joint stock company
Preference — shares	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

Forward foreign currency contracts

UBS International Equity Fund had the following open forward foreign currency contracts as of March 31, 2010:

	Contracts to deliver	In exchange for		Maturity dates	Unrealized appreciation/ (depreciation)
Brazilian Real	1,000,000	USD	538,358	06/04/10	$(16,689)
Czech Koruna	7,530,000	USD	394,592	06/04/10	(5,550)
Euro	205,000	GBP	186,868	06/04/10	6,595
Euro	225,000	USD	302,607	06/04/10	(1,289)
Euro	780,000	USD	1,062,902	06/04/10	9,395
Great Britain Pound	155,000	USD	231,871	06/04/10	(3,264)
Great Britain Pound	150,000	USD	231,634	06/04/10	4,084
Israeli Shekel	1,060,000	USD	280,839	06/04/10	(5,807)
Japanese Yen	27,200,000	USD	293,406	06/04/10	2,371
New Taiwan Dollar	30,400,000	USD	957,631	06/04/10	(5,980)
Norwegian Krone	3,890,000	USD	653,628	06/04/10	998
South African Rand	2,020,000	EUR	201,070	06/04/10	(2,738)
South African Rand	3,590,000	USD	452,723	06/04/10	(34,794)
Thai Baht	14,040,000	USD	423,977	06/04/10	(9,671)
United States Dollar	691,083	AUD	785,000	06/04/10	24,327
United States Dollar	1,499,894	CAD	1,575,000	06/04/10	50,837
United States Dollar	630,050	CHF	680,000	06/04/10	15,173
United States Dollar	396,907	CZK	7,530,000	06/04/10	3,235
United States Dollar	152,795	DKK	840,000	06/04/10	(469)
United States Dollar	184,403	EUR	135,000	06/04/10	(2,065)
United States Dollar	179,387	GBP	118,132	06/04/10	(180)
United States Dollar	1,629,050	JPY	146,700,000	06/04/10	(59,389)
United States Dollar	286,997	MXN	3,740,000	06/04/10	13,577
United States Dollar	661,134	SEK	4,780,000	06/04/10	952
United States Dollar	375,665	SGD	530,000	06/04/10	3,109
United States Dollar	292,807	TWD	9,200,000	06/04/10	(1,188)
Net unrealized depreciation on forward foreign currency contracts					$(14,420)

UBS International Equity Fund — Portfolio of investments

March 31, 2010 (unaudited)

Currency type abbreviations:
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	Great Britain Pound
JPY	Japanese Yen
MXN	Mexican Peso
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	New Taiwan Dollar
USD	United States Dollar

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund’s investments:

Measurements at 03/31/10
Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Common stocks(1)	$43,765,683	$182,754	$—	$43,948,437
Rights	555	—	—	555
Warrants	223,237	—	—	223,237
Short-term investment	—	1,321,440	—	1,321,440
Investment of cash collateral from securities loaned	—	2,812,562	—	2,812,562
Other financial instruments(2)	—	(14,420)	—	(14,420)
Total	$43,989,475	$4,302,336	$—	$48,291,811

(1)                                  The Fund may hold investments which have been fair valued in accordance with the Fund’s fair valuation policy as of March 31, 2010, which may result in movement between Level 1 and Level 2.

(2)                                  Other financial instruments include open forward foreign currency contracts.

Level 3 Rollforward Disclosure

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs for the period:

Measurements using unobservable inputs (Level 3)

	Rights	Warrants	Total
Assets
Beginning balance	$24,445	$0	$24,445
Total gains or losses (realized/unrealized) included in earnings	0	0	0
Purchases, sales, issuances, and settlements (net)	0	0	0
Transfers in and/or out of Level 3	(24,445)	0	(24,445)
Ending balance	$0	$0	$0

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to investments still held at 12/31/09.	$0	$0	$0

UBS U.S. Equity Alpha Fund

Industry diversification (unaudited)(1)

As a percentage of net assets as of March 31, 2010

Common stocks
Aerospace & defense	3.89%
Air freight & logistics	1.85
Airlines	1.95
Auto components	1.80
Beverages	2.77
Biotechnology	2.06
Capital markets	1.78
Chemicals	1.09
Commercial banks	3.05
Communications equipment	1.17
Computers & peripherals	5.64
Containers & packaging	1.25
Diversified consumer services	1.11
Diversified financial services	5.76
Diversified telecommunication services	2.23
Electric utilities	6.64
Electronic equipment, instruments & components	0.70
Energy equipment & services	3.18
Food & staples retailing	2.97
Health care equipment & supplies	6.75
Health care providers & services	2.31
Hotels, restaurants & leisure	1.58
Household durables	1.82
Household products	2.69
Independent power producers & energy traders	0.24
Insurance	4.53
Machinery	6.78
Media	7.67
Multi-utilities	0.84
Oil, gas & consumable fuels	9.91
Personal products	1.55
Pharmaceuticals	6.78
Road & rail	1.25
Semiconductors & semiconductor equipment	4.72
Software	7.54
Specialty retail	2.72
Total common stocks	120.57
Investment company
SPDR Trust	1.02
Short-term investment	3.53
Total investments before investments sold short	125.12

UBS U.S. Equity Alpha Fund

Industry diversification (unaudited)(1)

As a percentage of net assets as of March 31, 2010

Investments sold short
Common stocks
Aerospace & defense	(0.76)%
Automobiles	(0.70)
Capital markets	(0.51)
Computers & peripherals	(0.66)
Diversified telecommunication services	(0.68)
Electronic equipment, instruments & components	(1.33)
Energy equipment & services	(0.51)
Food products	(1.85)
Health care equipment & supplies	(0.89)
Health care providers & services	(1.49)
Household durables	(0.82)
Insurance	(0.69)
Internet & catalog retail	(0.79)
Internet software & services	(0.74)
Machinery	(1.48)
Media	(0.60)
Multiline retail	(0.74)
Multi-utilities	(1.69)
Oil, gas & consumable fuels	(0.67)
Pharmaceuticals	(0.76)
Semiconductors & semiconductor equipment	(0.58)
Software	(0.71)
Specialty retail	(1.91)
Thrifts & mortgage finance	(0.56)
Trading companies & distributors	(0.59)
Water utilities	(1.04)
Total investments sold short	(23.75)
Total investments, net of investments sold short	101.37
Liabilities, in excess of cash and other assets	(1.37)
Net assets	100.00%

(1) Figures represent the industry breakdown of direct investments of the UBS U.S. Equity Alpha Fund. Figures would be different if a breakdown of the underlying investment company's industry diversification was included.

UBS U.S. Equity Alpha Fund — Portfolio of investments

March 31, 2010 (unaudited)

Security description	Shares	Value
Common stocks—120.57%
Aerospace & defense—3.89%
General Dynamics Corp.(1)	17,500	$1,351,000
Raytheon Co.(1)	15,100	862,512
		2,213,512
Air freight & logistics—1.85%
FedEx Corp.(1)	11,300	1,055,420

Airlines—1.95%
Southwest Airlines Co.(1)	83,900	1,109,158

Auto components—1.80%
BorgWarner, Inc.*(1)	26,800	1,023,224

Beverages—2.77%
PepsiCo, Inc.(1)	23,800	1,574,608

Biotechnology—2.06%
Amgen, Inc.*(1)	14,600	872,496
Genzyme Corp.*(1)	5,800	300,614
		1,173,110
Capital markets—1.78%
Bank of New York Mellon Corp.(1)	32,906	1,016,137

Chemicals—1.09%
Monsanto Co.(1)	8,700	621,354

Commercial banks—3.05%
Wells Fargo & Co.(1)	55,800	1,736,496

Communications equipment—1.17%
QUALCOMM, Inc.(1)	15,800	663,442

Computers & peripherals—5.64%
Apple, Inc.*(1)	6,000	1,409,580
Hewlett-Packard Co.(1)	23,600	1,254,340
Seagate Technology*(1)	29,900	545,974
		3,209,894
Containers & packaging—1.25%
Ball Corp.(1)	13,300	709,954

Diversified consumer services—1.11%
Apollo Group, Inc., Class A*(1)	6,800	416,772
H&R Block, Inc.	12,200	217,160
		633,932
Diversified financial services—5.76%
Bank of America Corp.(1)	74,000	1,320,900
JPMorgan Chase & Co.(1)	43,800	1,960,050
		3,280,950
Diversified telecommunication services—2.23%
AT&T, Inc.(1)	49,100	1,268,744

Electric utilities—6.64%
American Electric Power Co., Inc.(1)	30,100	1,028,818
Exelon Corp.(1)	29,600	1,296,776
FirstEnergy Corp.(1)	20,500	801,345
Pepco Holdings, Inc.(1)	38,000	651,700
		3,778,639

UBS U.S. Equity Alpha Fund — Portfolio of investments

March 31, 2010 (unaudited)

Security description	Shares	Value
Common stocks—(continued)
Electronic equipment, instruments & components—0.70%
Arrow Electronics, Inc.*(1)	13,200	$397,716

Energy equipment & services—3.18%
Baker Hughes, Inc.(1)	26,000	1,217,840
Noble Corp.*(1)	14,200	593,844
		1,811,684
Food & staples retailing—2.97%
Kroger Co.(1)	53,000	1,147,980
Sysco Corp.(1)	18,500	545,750
		1,693,730
Health care equipment & supplies—6.75%
Boston Scientific Corp.*	55,200	398,544
Covidien PLC(1)	32,100	1,613,988
Medtronic, Inc.(1)	28,700	1,292,361
Zimmer Holdings, Inc.*(1)	9,100	538,720
		3,843,613
Health care providers & services—2.31%
Medco Health Solutions, Inc.*(1)	5,800	374,448
UnitedHealth Group, Inc.(1)	28,800	940,896
		1,315,344
Hotels, restaurants & leisure—1.58%
Carnival Corp.(1)	23,100	898,128

Household durables—1.82%
Fortune Brands, Inc.(1)	21,400	1,038,114

Household products—2.69%
Procter & Gamble Co.(1)	24,200	1,531,134

Independent power producers & energy traders—0.24%
Dynegy, Inc., Class A*(1)	106,400	134,064

Insurance—4.53%
ACE Ltd.(1)	10,500	549,150
Aflac, Inc.(1)	21,300	1,156,377
Principal Financial Group, Inc.(1)	30,000	876,300
		2,581,827
Machinery—6.78%
Dover Corp.(1)	14,900	696,575
Illinois Tool Works, Inc.(1)	22,300	1,056,128
PACCAR, Inc.(1)	28,500	1,235,190
Pall Corp.(1)	21,600	874,584
		3,862,477
Media—7.67%
Comcast Corp., Class A(1)	86,600	1,629,812
Interpublic Group of Cos., Inc.*(1)	77,545	645,174
Omnicom Group, Inc.(1)	23,600	915,916
Time Warner, Inc.(1)	37,700	1,178,879
		4,369,781
Multi-utilities—0.84%
MDU Resources Group, Inc.(1)	22,300	481,234

Oil, gas & consumable fuels—9.91%
EOG Resources, Inc.(1)	7,100	659,874
Exxon Mobil Corp.(1)	34,000	2,277,320
Hess Corp.(1)	12,000	750,600
Marathon Oil Corp.(1)	25,700	813,148
Peabody Energy Corp.(1)	10,600	484,420
Ultra Petroleum Corp.*(1)	14,100	657,483
		5,642,845

UBS U.S. Equity Alpha Fund — Portfolio of investments

March 31, 2010 (unaudited)

Security description	Shares	Value
Common stocks—(concluded)
Personal products—1.55%
Avon Products, Inc. (1)	26,100	$884,007

Pharmaceuticals—6.78%
Allergan, Inc.(1)	14,100	921,012
Johnson & Johnson	8,400	547,680
Merck & Co., Inc.(1)	31,600	1,180,260
Pfizer, Inc.(1)	70,700	1,212,505
		3,861,457
Road & rail—1.25%
Ryder System, Inc.(1)	18,300	709,308

Semiconductors & semiconductor equipment—4.72%
Applied Materials, Inc.(1)	50,300	678,044
Broadcom Corp., Class A(1)	19,700	653,646
Intersil Corp., Class A(1)	34,600	510,696
Marvell Technology Group Ltd.*(1)	18,400	374,992
National Semiconductor Corp.(1)	32,400	468,180
		2,685,558
Software—7.54%
Autodesk, Inc.*(1)	32,400	953,208
Intuit, Inc.*(1)	15,400	528,836
Microsoft Corp.(1)	63,900	1,870,353
VMware, Inc., Class A*(1)	17,600	938,080
		4,290,477
Specialty retail—2.72%
Home Depot, Inc.(1)	12,900	417,315
Lowe’s Cos., Inc.(1)	46,600	1,129,584
		1,546,899
Total common stocks (cost $56,436,750)		68,647,971

Investment company—1.02%
SPDR Trust, Series 1
(cost $584,925)	5,000	584,950

Short-term investment—3.53%
Investment company—3.53%
UBS Cash Management Prime Relationship Fund, 0.112%(2),(3) (cost $2,007,709)	2,007,709	2,007,709

Total investments before investments sold short—125.12% (cost $59,029,384)		71,240,630

UBS U.S. Equity Alpha Fund — Portfolio of investments

March 31, 2010 (unaudited)

Security description	Shares	Value
Investments sold short—(23.75)%
Common stocks—(23.75)%
Aerospace & defense—(0.76)%
Goodrich Corp.	(6,100)	$(430,172)

Automobiles—(0.70)%
Ford Motor Co.	(31,500)	(395,955)

Capital markets—(0.51)%
Northern Trust Corp.	(5,300)	(292,878)

Computers & peripherals—(0.66)%
EMC Corp.	(10,900)	(196,636)
NetApp, Inc.	(5,500)	(179,080)
		(375,716)
Diversified telecommunication services—(0.68)%
Qwest Communications International, Inc.	(74,300)	(387,846)

Electronic equipment, instruments & components—(1.33)%
Avnet, Inc.	(12,700)	(381,000)
Corning, Inc.	(18,600)	(375,906)
		(756,906)
Energy equipment & services—(0.51)%
Halliburton Co.	(9,600)	(289,248)

Food products—(1.85)%
General Mills, Inc.	(5,200)	(368,108)
Kellogg Co.	(4,700)	(251,121)
Tyson Foods, Inc., Class A	(22,800)	(436,620)
		(1,055,849)
Health care equipment & supplies—(0.89)%
Beckman Coulter, Inc.	(3,600)	(226,080)
Intuitive Surgical, Inc.	(800)	(278,504)
		(504,584)
Health care providers & services—(1.49)%
Amedisys, Inc.	(8,400)	(463,848)
Genoptix, Inc.	(10,912)	(387,267)
		(851,115)
Household durables—(0.82)%
Stanley Black & Decker, Inc.	(8,100)	(465,021)

Insurance—(0.69)%
Travelers Cos., Inc.	(7,300)	(393,762)

Internet & catalog retail—(0.79)%
NetFlix, Inc.	(6,100)	(449,814)

Internet software & services—(0.74)%
Akamai Technologies, Inc.	(13,500)	(424,035)

Machinery—(1.48)%
Cummins, Inc.	(7,200)	(446,040)
Ingersoll-Rand PLC	(11,300)	(394,031)
		(840,071)
Media—(0.60)%
Lamar Advertising Co., Class A	(10,000)	(343,500)

Multiline retail—(0.74)%
Sears Holdings Corp.	(3,900)	(422,877)

Multi-utilities—(1.69)%
Consolidated Edison, Inc.	(8,900)	(396,406)
Integrys Energy Group, Inc.	(7,500)	(355,350)
NSTAR	(6,000)	(212,520)
		(964,276)
Oil, gas & consumable fuels—(0.67)%
Occidental Petroleum Corp.	(4,500)	(380,430)

UBS U.S. Equity Alpha Fund — Portfolio of investments

March 31, 2010 (unaudited)

Security description	Shares	Value
Investments sold short—(concluded)
Common stocks—(concluded)
Pharmaceuticals—(0.76)%
Eli Lilly & Co.	(12,000)	$(434,640)

Semiconductors & semiconductor equipment—(0.58)%
Novellus Systems, Inc.	(13,200)	(330,000)

Software—(0.71)%
BMC Software, Inc.	(10,600)	(402,800)

Specialty retail—(1.91)%
Best Buy Co., Inc.	(8,700)	(370,098)
O’Reilly Automotive, Inc.	(7,200)	(300,312)
Sherwin-Williams Co.	(6,200)	(419,616)
		(1,090,026)
Thrifts & mortgage finance—(0.56)%
Hudson City Bancorp, Inc.	(22,400)	(317,184)

Trading companies & distributors—(0.59)%
WW Grainger, Inc.	(3,100)	(335,172)

Water utilities—(1.04)%
American Water Works Co., Inc.	(14,200)	(308,992)
Aqua America, Inc.	(16,000)	(281,120)
		(590,112)
Total investments sold short (proceeds $10,998,921)		(13,523,989)

Total investments, net of investments sold short—101.37%		57,716,641
Liabilities, in excess of cash and other assets—(1.37)%		(779,522)
Net assets—100.00%		$56,937,119

Notes to portfolio of investments

Aggregate cost for federal income tax purposes before investments sold short, which was the same for book purposes, was $59,029,384; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$12,856,118
Gross unrealized depreciation	(644,872)
Net unrealized appreciation of investments	$12,211,246

*	Non-income producing security.
(1)	All or a portion of these securities have been delivered to cover open short positions.
(2)	Investment in affiliated investment company.
(3)	The rate shown reflects the yield at March 31, 2010.

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund’s investments:

Measurements at 03/31/10
Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Common stocks	$68,647,971	$—	$—	$68,647,971
Common stocks sold short	(13,523,989)	—	—	(13,523,989)
Investment company	584,950	—	—	584,950
Short-term investment	—	2,007,709	—	2,007,709
Total	$55,708,932	$2,007,709	$—	$57,716,641

UBS U.S. Large Cap Equity Fund

Industry diversification (unaudited)

As a percentage of net assets as of March 31, 2010

Common stocks
Aerospace & defense	3.31%
Air freight & logistics	2.00
Airlines	0.96
Auto components	1.10
Beverages	2.05
Biotechnology	1.85
Capital markets	1.27
Chemicals	0.97
Commercial banks	2.63
Communications equipment	0.86
Computers & peripherals	5.43
Containers & packaging	1.16
Diversified consumer services	1.06
Diversified financial services	5.55
Diversified telecommunication services	1.98
Electric utilities	4.93
Energy equipment & services	2.20
Food & staples retailing	1.00
Health care equipment & supplies	4.66
Health care providers & services	1.13
Hotels, restaurants & leisure	1.55
Household durables	1.94
Household products	1.87
Independent power producers & energy traders	0.15
Insurance	3.97
Machinery	4.66
Media	7.00
Oil, gas & consumable fuels	9.86
Personal products	1.48
Pharmaceuticals	7.27
Road & rail	0.76
Semiconductors & semiconductor equipment	3.57
Software	6.71
Specialty retail	1.36
Total common stocks	98.25
Short-term investment	1.90
Total investments	100.15
Liabilities, in excess of cash and other assets	(0.15)
Net assets	100.00%

UBS U.S. Large Cap Equity Fund — Portfolio of investments

March 31, 2010 (unaudited)

Security description	Shares	Value
Common stocks—98.25%
Aerospace & defense—3.31%
General Dynamics Corp.	75,500	$5,828,600
Raytheon Co.	45,900	2,621,808
		8,450,408
Air freight & logistics—2.00%
FedEx Corp.	54,600	5,099,640

Airlines—0.96%
Southwest Airlines Co.	186,200	2,461,564

Auto components—1.10%
BorgWarner, Inc.*	73,700	2,813,866

Beverages—2.05%
PepsiCo, Inc.	78,900	5,220,024

Biotechnology—1.85%
Amgen, Inc.*	49,000	2,928,240
Genzyme Corp.*	34,800	1,803,684
		4,731,924
Capital markets—1.27%
Bank of New York Mellon Corp.	104,983	3,241,875

Chemicals—0.97%
Monsanto Co.	34,800	2,485,416

Commercial banks—2.63%
Wells Fargo & Co.	215,400	6,703,248

Communications equipment—0.86%
QUALCOMM, Inc.	52,400	2,200,276

Computers & peripherals—5.43%
Apple, Inc.*	27,000	6,343,110
Hewlett-Packard Co.	99,800	5,304,370
Seagate Technology*	120,000	2,191,200
		13,838,680
Containers & packaging—1.16%
Ball Corp.	55,300	2,951,914

Diversified consumer services—1.06%
Apollo Group, Inc., Class A*	29,000	1,777,410
H&R Block, Inc.	51,900	923,820
		2,701,230
Diversified financial services—5.55%
Bank of America Corp.	360,500	6,434,925
JPMorgan Chase & Co.	172,500	7,719,375
		14,154,300
Diversified telecommunication services—1.98%
AT&T, Inc.	195,400	5,049,136

Electric utilities—4.93%
American Electric Power Co., Inc.	127,700	4,364,786
Exelon Corp.	107,200	4,696,432
FirstEnergy Corp.	68,300	2,669,847
Pepco Holdings, Inc.	49,700	852,355
		12,583,420
Energy equipment & services—2.20%
Baker Hughes, Inc.	80,800	3,784,672
Noble Corp.*	43,800	1,831,716
		5,616,388
Food & staples retailing—1.00%
Kroger Co.	117,600	2,547,216

UBS U.S. Large Cap Equity Fund — Portfolio of investments

March 31, 2010 (unaudited)

Security description	Shares	Value
Common stocks—(continued)
Health care equipment & supplies—4.66%
Boston Scientific Corp.*	181,300	$1,308,986
Covidien PLC	125,100	6,290,028
Medtronic, Inc.	95,100	4,282,353
		11,881,367
Health care providers & services—1.13%
UnitedHealth Group, Inc.	87,900	2,871,693

Hotels, restaurants & leisure—1.55%
Carnival Corp.	101,600	3,950,208

Household durables—1.94%
Fortune Brands, Inc.	102,200	4,957,722

Household products—1.87%
Procter & Gamble Co.	75,200	4,757,904

Independent power producers & energy traders—0.15%
Dynegy, Inc., Class A*	294,100	370,566

Insurance—3.97%
ACE Ltd.	39,800	2,081,540
Aflac, Inc.	78,200	4,245,478
Principal Financial Group, Inc.	130,100	3,800,221
		10,127,239
Machinery—4.66%
Illinois Tool Works, Inc.	95,700	4,532,352
PACCAR, Inc.	107,050	4,639,547
Pall Corp.	67,200	2,720,928
		11,892,827
Media—7.00%
Comcast Corp., Class A	324,300	6,103,326
Interpublic Group of Cos., Inc.*	322,600	2,684,032
Omnicom Group, Inc.	73,200	2,840,892
Time Warner, Inc.	94,100	2,942,507
Viacom, Inc., Class B*	95,800	3,293,604
		17,864,361
Oil, gas & consumable fuels—9.86%
Chevron Corp.	67,200	5,095,776
EOG Resources, Inc.	20,000	1,858,800
Exxon Mobil Corp.	105,500	7,066,390
Hess Corp.	49,200	3,077,460
Marathon Oil Corp.	85,800	2,714,712
Peabody Energy Corp.	44,900	2,051,930
Ultra Petroleum Corp.*	70,177	3,272,353
		25,137,421
Personal products—1.48%
Avon Products, Inc.	111,400	3,773,118

Pharmaceuticals—7.27%
Allergan, Inc.	61,200	3,997,584
Johnson & Johnson	77,600	5,059,520
Merck & Co., Inc.	102,900	3,843,315
Pfizer, Inc.	329,000	5,642,350
		18,542,769
Road & rail—0.76%
Ryder System, Inc.	50,300	1,949,628

Semiconductors & semiconductor equipment—3.57%
Applied Materials, Inc.	119,700	1,613,556
Broadcom Corp., Class A	90,300	2,996,154
Intersil Corp., Class A	78,900	1,164,564
Marvell Technology Group Ltd.*	111,800	2,278,484
National Semiconductor Corp.	73,200	1,057,740
		9,110,498

UBS U.S. Large Cap Equity Fund — Portfolio of investments

March 31, 2010 (unaudited)

Security description	Shares	Value
Common stocks—(continued)
Software—6.71%
Autodesk, Inc.*	114,300	$3,362,706
Intuit, Inc.*	51,900	1,782,246
Microsoft Corp.	279,900	8,192,673
VMware, Inc., Class A*	70,700	3,768,310
		17,105,935
Specialty retail—1.36%
Lowe’s Cos., Inc.	143,200	3,471,168
Total common stocks (cost $202,776,753)		250,614,949

Short-term investment—1.90%
Investment company—1.90%
UBS Cash Management Prime Relationship Fund, 0.112%(1),(2) (cost $4,845,310)	4,845,310	4,845,310

Total investments—100.15% (cost $207,622,063)		255,460,259
Liabilities, in excess of cash and other assets—(0.15)%		(393,555)
Net assets—100.00%		$255,066,704

Notes to portfolio of investments

Aggregate cost for federal income tax purposes, which was substantially the same for book purposes, was $207,622,063; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$52,775,738
Gross unrealized depreciation	(4,937,542)
Net unrealized appreciation of investments	$47,838,196

*	Non-income producing security.
(1)	Investment in affiliated investment company.
(2)	The rate shown reflects the yield at March 31, 2010.

Futures contracts

UBS U.S. Large Cap Equity Fund had the following open futures contracts as of March 31, 2010:

	Expiration date	Cost	Value	Unrealized appreciation
Index futures buy contracts:
S&P 500 Index, 30 contracts (USD)	June 2010	$1,706,715	$1,747,800	$41,085

Currency type abbreviations:

USD	United States Dollar

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund’s investments:

Measurements at 03/31/10
Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Common stocks	$250,614,949	$—	$—	$250,614,949
Short-term investment	—	4,845,310	—	4,845,310
Other financial instruments(1)	41,085	—	—	41,085
Total	$250,656,034	$4,845,310	$—	$255,501,344

(1)	Other financial instruments include open futures contracts.

UBS U.S. Large Cap Value Equity Fund

Industry diversification (unaudited)

As a percentage of net assets as of March 31, 2010

Common stocks
Aerospace & defense	4.00%
Air freight & logistics	2.95
Airlines	1.36
Auto components	1.16
Beverages	1.29
Capital markets	2.49
Commercial banks	4.05
Computers & peripherals	3.49
Containers & packaging	1.26
Diversified financial services	8.88
Diversified telecommunication services	3.54
Electric utilities	6.88
Energy equipment & services	3.31
Food & staples retailing	1.30
Health care equipment & supplies	3.62
Health care providers & services	2.26
Hotels, restaurants & leisure	2.00
Household durables	1.55
Household products	2.36
Independent power producers & energy traders	0.29
Insurance	5.52
Machinery	5.34
Media	6.44
Oil, gas & consumable fuels	14.59
Pharmaceuticals	5.96
Road & rail	1.03
Specialty retail	1.90
Total common stocks	98.82
Short-term investment	1.47
Total investments	100.29
Liabilities, in excess of cash and other assets	(0.29)
Net assets	100.00%

UBS U.S. Large Cap Value Equity Fund — Portfolio of investments

March 31, 2010 (unaudited)

Security description	Shares	Value
Common stocks—98.82%
Aerospace & defense—4.00%
General Dynamics Corp.	17,600	$1,358,720
Raytheon Co.	16,400	936,768
		2,295,488
Air freight & logistics—2.95%
FedEx Corp.	18,100	1,690,540

Airlines—1.36%
Southwest Airlines Co.	59,000	779,980

Auto components—1.16%
BorgWarner, Inc.*	17,500	668,150

Beverages—1.29%
PepsiCo, Inc.	11,200	740,992

Capital markets—2.49%
Bank of New York Mellon Corp.	46,200	1,426,656

Commercial banks—4.05%
Wells Fargo & Co.	74,600	2,321,552

Computers & peripherals—3.49%
Hewlett-Packard Co.	22,700	1,206,505
Seagate Technology*	43,600	796,136
		2,002,641
Containers & packaging—1.26%
Ball Corp.	13,600	725,968

Diversified financial services—8.88%
Bank of America Corp.	129,100	2,304,435
JPMorgan Chase & Co.	62,370	2,791,057
		5,095,492
Diversified telecommunication services—3.54%
AT&T, Inc.	78,550	2,029,732

Electric utilities—6.88%
American Electric Power Co., Inc.	32,200	1,100,596
Exelon Corp.	26,400	1,156,584
FirstEnergy Corp.	22,200	867,798
Pepco Holdings, Inc.	48,100	824,915
		3,949,893
Energy equipment & services—3.31%
Baker Hughes, Inc.	27,100	1,269,364
Noble Corp.*	15,000	627,300
		1,896,664
Food & staples retailing—1.30%
Kroger Co.	34,400	745,104

Health care equipment & supplies—3.62%
Boston Scientific Corp.*	50,200	362,444
Covidien PLC	34,100	1,714,548
		2,076,992
Health care providers & services—2.26%
UnitedHealth Group, Inc.	39,700	1,296,999

UBS U.S. Large Cap Value Equity Fund — Portfolio of investments

March 31, 2010 (unaudited)

Security description	Shares	Value
Common stocks—(concluded)
Hotels, restaurants & leisure—2.00%
Carnival Corp.	29,500	$1,146,960

Household durables—1.55%
Fortune Brands, Inc.	18,300	887,733

Household products—2.36%
Procter & Gamble Co.	21,400	1,353,978

Independent power producers & energy traders—0.29%
Dynegy, Inc., Class A*	130,200	164,052

Insurance—5.52%
ACE Ltd.	17,100	894,330
Aflac, Inc.	21,600	1,172,664
Principal Financial Group, Inc.	37,700	1,101,217
		3,168,211
Machinery—5.34%
Dover Corp.	13,500	631,125
Illinois Tool Works, Inc.	26,000	1,231,360
PACCAR, Inc.	27,800	1,204,852
		3,067,337
Media—6.44%
Comcast Corp., Class A	86,400	1,626,048
Interpublic Group of Cos., Inc.*	102,600	853,632
Time Warner, Inc.	38,900	1,216,403
		3,696,083
Oil, gas & consumable fuels—14.59%
Chevron Corp.	24,500	1,857,835
Exxon Mobil Corp.	43,550	2,916,979
Hess Corp.	16,500	1,032,075
Marathon Oil Corp.	21,600	683,424
Peabody Energy Corp.	18,600	850,020
Ultra Petroleum Corp.*	22,200	1,035,186
		8,375,519
Pharmaceuticals—5.96%
Merck & Co., Inc.	36,300	1,355,805
Pfizer, Inc.	120,500	2,066,575
		3,422,380
Road & rail—1.03%
Ryder System, Inc.	15,300	593,028

Specialty retail—1.90%
Lowe’s Cos., Inc.	45,000	1,090,800
Total common stocks (cost $52,960,954)		56,708,924

Short-term investment—1.47%
Investment company—1.47%
UBS Cash Management Prime Relationship Fund, 0.112%(1),(2) (cost $846,028)	846,028	846,028

Total investments—100.29% (cost $53,806,982)		57,554,952
Liabilities, in excess of cash and other assets—(0.29)%		(168,187)
Net assets—100.00%		$57,386,765

UBS U.S. Large Cap Value Equity Fund — Portfolio of investments

March 31, 2010 (unaudited)

Notes to portfolio of investments

Aggregate cost for federal income tax purposes, which was substantially the same for book purposes, was $53,806,982; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$6,477,684
Gross unrealized depreciation	(2,729,714)
Net unrealized appreciation of investments	$3,747,970

*	Non-income producing security.
(1)	Investment in affiliated investment company.
(2)	The rate shown reflects the yield at March 31, 2010.

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund’s investments:

Measurements at 03/31/10
Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Common stocks	$56,708,924	$—	$—	$56,708,924
Short-term investment	—	846,028	—	846,028
Total	$56,708,924	$846,028	$—	$57,554,952

UBS U.S. Mid Cap Growth Equity Fund

Industry diversification (unaudited)

As a percentage of net assets as of March 31, 2010

Common stocks
Beverages	2.12%
Biotechnology	2.24
Capital markets	4.40
Chemicals	4.38
Commercial services & supplies	2.72
Communications equipment	0.59
Computers & peripherals	5.23
Construction & engineering	1.57
Containers & packaging	0.74
Distributors	1.10
Diversified consumer services	1.82
Diversified financial services	3.97
Electrical equipment	4.84
Electronic equipment, instruments & components	1.87
Energy equipment & services	1.31
Food products	1.71
Health care equipment & supplies	3.34
Health care providers & services	8.49
Hotels, restaurants & leisure	5.42
Household durables	0.49
Internet & catalog retail	1.33
IT services	1.82
Life sciences tools & services	1.43
Machinery	2.67
Multiline retail	0.80
Oil, gas & consumable fuels	5.65
Professional services	2.62
Real estate investment trust (REIT)	0.50
Semiconductors & semiconductor equipment	4.71
Software	8.94
Specialty retail	5.73
Trading companies & distributors	1.57
Transportation infrastructure	1.96
Wireless telecommunication services	2.25
Total common stocks	100.33
Short-term investment	5.68
Total investments	106.01
Liabilities, in excess of cash and other assets	(6.01)
Net assets	100.00%

UBS U.S. Mid Cap Growth Equity Fund — Portfolio of investments
March 31, 2010 (unaudited)

Security description	Shares	Value
Common stocks—100.33%
Beverages—2.12%
Central European Distribution Corp.*	464	$16,245

Biotechnology—2.24%
BioMarin Pharmaceutical, Inc.*	248	5,796
Talecris Biotherapeutics Holdings Corp.*	567	11,294
		17,090
Capital markets—4.40%
Artio Global Investors, Inc.	477	11,801
TD Ameritrade Holding Corp.*	1,147	21,862
		33,663
Chemicals—4.38%
Ecolab, Inc.	313	13,756
Scotts Miracle-Gro Co., Class A	425	19,699
		33,455
Commercial services & supplies—2.72%
EnergySolutions, Inc.	1,192	7,664
Tetra Tech, Inc.*	570	13,133
		20,797
Communications equipment—0.59%
Brocade Communications Systems, Inc.*	795	4,539

Computers & peripherals—5.23%
NetApp, Inc.*	604	19,666
Teradata Corp.*	704	20,339
		40,005
Construction & engineering—1.57%
Quanta Services, Inc.*	628	12,032

Containers & packaging—0.74%
Rock-Tenn Co., Class A	124	5,651

Distributors—1.10%
LKQ Corp.*	413	8,384

Diversified consumer services—1.82%
Strayer Education, Inc.	57	13,881

Diversified financial services—3.97%
CME Group, Inc.	20	6,322
IntercontinentalExchange, Inc.*	137	15,369
MSCI, Inc., Class A*	239	8,628
		30,319
Electrical equipment—4.84%
Regal-Beloit Corp.	623	37,012

Electronic equipment, instruments & components—1.87%
Amphenol Corp., Class A	338	14,260

Energy equipment & services—1.31%
BJ Services Co.	254	5,436
National Oilwell Varco, Inc.	113	4,585
		10,021
Food products—1.71%
Flowers Foods, Inc.	224	5,542
TreeHouse Foods, Inc.*	171	7,502
		13,044
Health care equipment & supplies—3.34%
C.R. Bard, Inc.	222	19,230
Immucor, Inc.*	282	6,314
		25,544

UBS U.S. Mid Cap Growth Equity Fund — Portfolio of investments
March 31, 2010 (unaudited)

Security description	Shares	Value
Common stocks—(continued)
Health care providers & services—8.49%
DaVita, Inc.*	257	$16,294
Express Scripts, Inc.*	228	23,201
Fresenius Medical Care AG & Co. KGaA ADR	128	7,189
Henry Schein, Inc.*	136	8,010
SXC Health Solutions Corp.*	151	10,159
		64,853
Hotels, restaurants & leisure—5.42%
WMS Industries, Inc.*	988	41,437

Household durables—0.49%
Tupperware Brands Corp.	78	3,761

Internet & catalog retail—1.33%
NetFlix, Inc.*	138	10,176

IT services—1.82%
Cognizant Technology Solutions Corp., Class A*	273	13,918

Life sciences tools & services—1.43%
Thermo Fisher Scientific, Inc.*	213	10,957

Machinery—2.67%
Bucyrus International, Inc.	254	16,761
Joy Global, Inc.	65	3,679
		20,440
Multiline retail—0.80%
Dollar General Corp.*	241	6,085

Oil, gas & consumable fuels—5.65%
Continental Resources, Inc.*	334	14,212
Newfield Exploration Co.*	291	15,146
Southwestern Energy Co.*	339	13,804
		43,162
Professional services—2.62%
Monster Worldwide, Inc.*	1,206	20,032

Real estate investment trust (REIT)—0.50%
Digital Realty Trust, Inc.	70	3,794

Semiconductors & semiconductor equipment—4.71%
ASML Holding NV, Class G	189	6,691
Atheros Communications, Inc.*	261	10,103
Atmel Corp. *	3,820	19,215
		36,009
Software—8.94%
Activision Blizzard, Inc.	356	4,293
Concur Technologies, Inc.*	378	15,502
Salesforce.com, Inc.*	178	13,252
SolarWinds, Inc.*	733	15,877
Solera Holdings, Inc.	501	19,364
		68,288
Specialty retail—5.73%
Dick’s Sporting Goods, Inc.*	386	10,078
O’Reilly Automotive, Inc.*	380	15,850
Urban Outfitters, Inc.*	469	17,836
		43,764
Trading companies & distributors—1.57%
MSC Industrial Direct Co., Class A	236	11,970

Transportation infrastructure—1.96%
Aegean Marine Petroleum Network, Inc.	527	14,956

Wireless telecommunication services—2.25%
American Tower Corp., Class A*	176	7,499

UBS U.S. Mid Cap Growth Equity Fund — Portfolio of investments
March 31, 2010 (unaudited)

Security description	Shares	Value
Common stocks—(concluded)
Wireless telecommunication services— (concluded)
SBA Communications Corp., Class A*	268	$9,667
		17,166
Total common stocks (cost $669,202)		766,710

Short-term investment—5.68%
Investment company—5.68%
UBS Cash Management Prime Relationship Fund, 0.112%(1),(2) (cost $43,380)	43,380	43,380

Total investments—106.01% (cost $712,582)		810,090
Liabilities, in excess of cash and other assets—(6.01)%		(45,953)
Net assets—100.00%		$764,137

Notes to portfolio of investments

Aggregate cost for federal income tax purposes, which was substantially the same for book purposes, was $712,582; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$117,291
Gross unrealized depreciation	(19,783)
Net unrealized appreciation of investments	$97,508

*	Non-income producing security.
(1)	Investment in affiliated investment company.
(2)	The rate shown reflects the yield at March 31, 2010.

ADR	American depositary receipt

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund’s investments:

Measurements at 03/31/10
Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Common stocks	$766,710	$—	$—	$766,710
Short-term investment	—	43,380	—	43,380
Total	$766,710	$43,380	$—	$810,090

UBS U.S. Small Cap Growth Fund

Industry diversification (unaudited)(1)

As a percentage of net assets as of March 31, 2010

Common stocks
Aerospace & defense	1.07%
Air freight & logistics	1.35
Auto components	2.98
Biotechnology	7.32
Chemicals	2.25
Commercial services & supplies	1.19
Communications equipment	8.44
Computers & peripherals	0.88
Construction & engineering	2.45
Containers & packaging	1.56
Distributors	1.19
Electrical equipment	4.41
Electronic equipment, instruments & components	1.38
Energy equipment & services	2.59
Health care equipment & supplies	4.45
Health care providers & services	5.97
Health care technology	1.89
Hotels, restaurants & leisure	4.00
Household durables	0.99
Internet software & services	1.30
IT services	0.98
Machinery	1.94
Media	1.06
Metals & mining	0.80
Oil, gas & consumable fuels	3.15
Paper & forest products	0.22
Pharmaceuticals	3.33
Real estate investment trust (REIT)	2.33
Road & rail	2.98
Semiconductors & semiconductor equipment	7.53
Software	10.54
Specialty retail	3.65
Textiles, apparel & luxury goods	1.93
Total common stocks	98.10
Investment company
iShares Russell 2000 Growth Index Fund	0.27
Short-term investment	2.02
Investment of cash collateral from securities loaned	4.88
Total investments	105.27
Liabilities, in excess of cash and other assets	(5.27)
Net assets	100.00%

(1) Figures represent the industry breakdown of direct investments of the UBS U.S. Small Cap Growth Fund. Figures would be different if a breakdown of the underlying investment company's industry diversification was included.

UBS U.S. Small Cap Growth Fund — Portfolio of investments

March 31, 2010 (unaudited)

Security description	Shares	Value
Common stocks—98.10%
Aerospace & defense—1.07%
DigitalGlobe, Inc.*	54,000	$1,509,300

Air freight & logistics—1.35%
Hub Group, Inc., Class A*	68,000	1,902,640

Auto components—2.98%
Cooper Tire & Rubber Co.	85,700	1,630,014
Tenneco, Inc.*	108,800	2,573,120
		4,203,134
Biotechnology—7.32%
Acorda Therapeutics, Inc.*	37,200	1,272,240
Affymax, Inc.*	29,800	698,214
Alkermes, Inc.*	47,000	609,590
AMAG Pharmaceuticals, Inc.*(1)	19,000	663,290
Cepheid, Inc.*	61,500	1,075,020
Incyte Corp. Ltd.*	86,700	1,210,332
Medivation, Inc.*	4,446	46,639
Micromet, Inc.*(1)	97,000	783,760
Onyx Pharmaceuticals, Inc.*	21,200	641,936
Orexigen Therapeutics, Inc.*	77,800	458,242
Regeneron Pharmaceuticals, Inc.*	42,000	1,112,580
Savient Pharmaceuticals, Inc.*	67,400	973,930
Vanda Pharmaceuticals, Inc.*(1)	67,000	773,180
		10,318,953
Chemicals—2.25%
Scotts Miracle-Gro Co., Class A	20,294	940,627
Solutia, Inc.*	138,700	2,234,457
		3,175,084
Commercial services & supplies—1.19%
Clean Harbors, Inc.*	15,100	838,956
Tetra Tech, Inc.*	36,400	838,656
		1,677,612
Communications equipment—8.44%
Acme Packet, Inc.*	66,900	1,289,832
Blue Coat Systems, Inc.*	69,000	2,141,760
Calix, Inc.*(1)	12,500	168,125
F5 Networks, Inc.*	53,600	3,296,936
Finisar Corp.*(1)	71,200	1,118,552
Polycom, Inc.*	66,000	2,018,280
Riverbed Technology, Inc.*	65,900	1,871,560
		11,905,045
Computers & peripherals—0.88%
Compellent Technologies, Inc.*	49,900	875,745
STEC, Inc.*(1)	30,698	367,762
		1,243,507
Construction & engineering—2.45%
EMCOR Group, Inc.*	86,200	2,123,106
Orion Marine Group, Inc.*	73,500	1,326,675
		3,449,781
Containers & packaging—1.56%
Rock-Tenn Co., Class A	48,356	2,203,583

Distributors—1.19%
LKQ Corp.*	82,800	1,680,840

UBS U.S. Small Cap Growth Fund—Portfolio of investments

March 31, 2010 (unaudited)

Security description	Shares	Value
Common stocks—(continued)
Electrical equipment—4.41%
EnerSys*	72,200	$1,780,452
Regal-Beloit Corp.	42,000	2,495,220
Woodward Governor Co.	60,700	1,941,186
		6,216,858
Electronic equipment, instruments & components—1.38%
Tech Data Corp.*	46,600	1,952,540

Energy equipment & services—2.59%
Dril-Quip, Inc.*	31,300	1,904,292
Key Energy Services, Inc.*	183,400	1,751,470
		3,655,762
Health care equipment & supplies—4.45%
Haemonetics Corp.*	11,600	662,940
ResMed, Inc.*	27,200	1,731,280
STERIS Corp.	20,900	703,494
Thoratec Corp.*(1)	57,800	1,933,410
Zoll Medical Corp.*	47,500	1,252,100
		6,283,224
Health care providers & services—5.97%
Emergency Medical Services Corp., Class A*	26,800	1,515,540
HMS Holdings Corp.*	29,745	1,516,698
IPC The Hospitalist Co., Inc.*	42,100	1,478,131
Mednax, Inc.*	18,200	1,059,058
Team Health Holdings, Inc.*	114,500	1,923,600
VCA Antech, Inc.*	33,200	930,596
		8,423,623
Health care technology—1.89%
MedAssets, Inc.*	48,700	1,022,700
Phase Forward, Inc.*	47,200	616,904
SXC Health Solutions Corp.*	15,216	1,023,732
		2,663,336
Hotels, restaurants & leisure—4.00%
California Pizza Kitchen, Inc.*	121,300	2,036,627
China Lodging Group Ltd. ADR*(1)	23,600	353,528
Panera Bread Co., Class A*	12,100	925,529
WMS Industries, Inc.*	55,600	2,331,864
		5,647,548
Household durables—0.99%
Ryland Group, Inc.	62,500	1,402,500

Internet software & services—1.30%
VistaPrint NV*	31,900	1,826,275

IT services—0.98%
TNS, Inc.*	62,100	1,384,830

Machinery—1.94%
Bucyrus International, Inc.	41,400	2,731,986

Media—1.06%
National CineMedia, Inc.	86,200	1,487,812

Metals & mining—0.80%
Steel Dynamics, Inc.	64,700	1,130,309

Oil, gas & consumable fuels—3.15%
St. Mary Land & Exploration Co.	53,500	1,862,335
Whiting Petroleum Corp.*	32,000	2,586,880
		4,449,215
Paper & forest products—0.22%
Schweitzer-Mauduit International, Inc.	6,500	309,140

Pharmaceuticals—3.33%
MAP Pharmaceuticals, Inc.*	60,570	962,457
Nektar Therapeutics*	84,400	1,283,724

UBS U.S. Small Cap Growth Fund—Portfolio of investments

March 31, 2010 (unaudited)

Security description	Shares	Value
Common stocks—(concluded)
Pharmaceuticals— (concluded)
Salix Pharmaceuticals Ltd.*	29,300	$1,091,425
Viropharma, Inc.*	99,400	1,354,822
		4,692,428
Real estate investment trust (REIT)—2.33%
BioMed Realty Trust, Inc.	43,900	726,106
Franklin Street Properties Corp.	78,400	1,131,312
Ventas, Inc.	30,100	1,429,148
		3,286,566
Road & rail—2.98%
Knight Transportation, Inc.	91,300	1,925,517
Landstar System, Inc.	54,200	2,275,316
		4,200,833
Semiconductors & semiconductor equipment—7.53%
Atheros Communications, Inc.*	51,100	1,978,081
Cirrus Logic, Inc.*	229,500	1,925,505
Cymer, Inc.*	35,000	1,305,500
MaxLinear, Inc., Class A*(1)	28,200	500,550
Mellanox Technologies Ltd.*	35,592	838,903
Skyworks Solutions, Inc.*	125,700	1,960,920
Veeco Instruments, Inc.*(1)	48,500	2,109,750
		10,619,209
Software—10.54%
ArcSight, Inc.*	75,416	2,122,960
AsiaInfo Holdings, Inc.*	77,600	2,054,848
Factset Research Systems, Inc.	26,900	1,973,653
NICE Systems Ltd. ADR*	65,700	2,085,975
Radiant Systems, Inc.*	110,300	1,573,981
Rovi Corp.*	65,600	2,435,728
Sourcefire, Inc.*	31,455	721,892
Ultimate Software Group, Inc.*	57,504	1,894,757
		14,863,794
Specialty retail—3.65%
Big 5 Sporting Goods Corp.	37,390	569,076
Chico’s FAS, Inc.	138,700	2,000,054
Children’s Place Retail Stores, Inc.*	22,100	984,555
Wet Seal, Inc. Class A*	334,700	1,593,172
		5,146,857
Textiles, apparel & luxury goods—1.93%
Phillips-Van Heusen Corp.	47,400	2,718,864
Total common stocks (cost $105,710,803)		138,362,988

Investment company—0.27%
iShares Russell 2000 Growth Index Fund(1) (cost $352,260)	5,200	380,848

Short-term investment—2.02%
Investment company—2.02%
UBS Cash Management Prime Relationship Fund, 0.112%(2),(3) (cost $2,854,861)	2,854,861	2,854,861

Investment of cash collateral from securities loaned—4.88%
UBS Private Money Market Fund LLC, 0.030% (2),(3) (cost $6,876,067)	6,876,067	6,876,067

Total investments—105.27% (cost $115,793,991)		148,474,764
Liabilities, in excess of cash and other assets—(5.27)%		(7,431,380)
Net assets—100.00%		$141,043,384

UBS U.S. Small Cap Growth Fund—Portfolio of investments

March 31, 2010 (unaudited)

Notes to portfolio of investments

Aggregate cost for federal income tax purposes, which was substantially the same for book purposes, was $115,793,991; and net unrealized appreciation consisted of:

ross unrealized appreciation	$36,338,872
Gross unrealized depreciation	(3,658,099)
Net unrealized appreciation of investments	$32,680,773

*	Non-income producing security.
(1)	Security, or portion thereof, was on loan at March 31, 2010.
(2)	Investment in affiliated investment company.
(3)	The rate shown reflects the yield at March 31, 2010.

ADR	American depositary receipt

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund’s investments:

Measurements at 03/31/10
Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Common stocks	$138,362,988	$—	$—	$138,362,988
Investment company	380,848	—	—	380,848
Short-term investment	—	2,854,861	—	2,854,861
Investment of cash collateral from securities loaned	—	6,876,067	—	6,876,067
Total	$138,743,836	$9,730,928	$—	$148,474,764

UBS Dynamic Alpha Fund

Industry diversification (unaudited)(1)

As a percentage of net assets as of March 31, 2010

Common stocks
Aerospace & defense	1.20%
Air freight & logistics	1.06
Airlines	0.39
Auto components	0.43
Automobiles	0.27
Beverages	1.48
Biotechnology	0.91
Building products	0.78
Capital markets	1.25
Chemicals	1.54
Commercial banks	3.63
Commercial services & supplies	0.34
Communications equipment	1.58
Computers & peripherals	2.10
Construction & engineering	0.25
Construction materials	0.21
Consumer finance	0.13
Containers & packaging	0.15
Diversified consumer services	0.31
Diversified financial services	1.35
Diversified telecommunication services	0.34
Electric utilities	1.08
Electrical equipment	0.63
Electronic equipment, instruments & components	0.56
Energy equipment & services	0.94
Food & staples retailing	0.94
Food products	2.00
Health care equipment & supplies	1.93
Health care providers & services	1.87
Health care technology	0.13
Hotels, restaurants & leisure	1.87
Household durables	0.76
Household products	1.09
Independent power producers & energy traders	0.06
Industrial conglomerates	0.27
Insurance	1.71
Internet & catalog retail	0.89
Internet software & services	0.83
IT services	1.50
Life sciences tools & services	0.14
Machinery	2.84
Marine	0.20
Media	1.92
Metals & mining	1.63
Multiline retail	0.54
Multi-utilities	0.67
Office electronics	0.15
Oil, gas & consumable fuels	4.10
Personal products	0.30
Pharmaceuticals	3.09
Professional services	0.44
Real estate investment trust (REIT)	0.05
Real estate management & development	0.19
Road & rail	0.99
Semiconductors & semiconductor equipment	1.73
Software	3.10
Specialty retail	1.83

Textiles, apparel & luxury goods	0.30
Tobacco	0.11
Trading companies & distributors	0.97
Wireless telecommunication services	1.74
Total common stocks	65.79
Bonds
Corporate bonds
Biotechnology	0.02
Building products	0.05
Chemicals	0.08
Commercial banks	0.40
Construction materials	0.08
Consumer/commercial lease financing	0.11
Containers & packaging	0.11
Diversified financial services	1.02
Diversified telecommunication services	0.06
Electric utilities	0.10
Food products	0.09
Health care providers & services	0.17
Hotels, restaurants & leisure	0.06
Household products	0.05
Independent power producers & energy traders	0.21
Insurance	0.21
Media	0.14
Metals & mining	0.24
Multi-utilities	0.05
Oil, gas & consumable fuels	0.38
Paper & forest products	0.27
Pharmaceuticals	0.11
Pipelines	0.14
Sovereign	0.10
Specialty retail	0.04
Tobacco	0.11
Trading companies & distributors	0.09
Wireless telecommunication services	0.22
Total corporate bonds	4.71
Asset-backed securities	0.76
Collateralized debt obligations	2.07
Commercial mortgage-backed securities	1.37
Mortgage & agency debt securities	0.95
Municipal bonds	0.26
US government obligation	0.36
Total bonds	10.48
Investment companies
UBS Global Aggregate Bond Relationship Fund	6.04
UBS Opportunistic Emerging Markets Debt Relationship Fund	2.93
UBS U.S. Equity Alpha Relationship Fund	12.15
Total investment companies	21.12
Short-term investment	2.45
Options purchased	0.22
Investment of cash collateral from securities loaned	2.11
Total investments before investments sold short	102.17

Investments sold short
Common stocks
Aerospace & defense	(0.42)
Air freight & logistics	(0.52)
Airlines	(0.25)
Automobiles	(0.13)
Beverages	(0.21)
Biotechnology	(0.09)

Capital markets	(0.20)
Commercial banks	(0.36)
Communications equipment	(0.21)
Computers & peripherals	(0.46)
Diversified financial services	(0.03)
Diversified telecommunication services	(0.22)
Electric utilities	(0.34)
Electrical equipment	(0.32)
Electronic equipment, instruments & components	(0.29)
Energy equipment & services	(0.17)
Food & staples retailing	(0.26)
Food products	(1.15)
Health care equipment & supplies	(0.46)
Health care providers & services	(0.52)
Hotels, restaurants & leisure	(0.16)
Household durables	(0.13)
Household products	(0.37)
Independent power producers & energy traders	(0.09)
Industrial conglomerates	(0.09)
Insurance	(0.41)
Internet & catalog retail	(0.06)
Internet software & services	(0.13)
IT services	(0.23)
Leisure equipment & products	(0.04)
Life sciences tools & services	(0.34)
Machinery	(0.81)
Media	(0.36)
Metals & mining	(0.15)
Multiline retail	(0.38)
Multi-utilities	(0.76)
Oil, gas & consumable fuels	(1.06)
Pharmaceuticals	(0.83)
Road & rail	(0.16)
Semiconductors & semiconductor equipment	(0.80)
Software	(0.67)
Specialty retail	(0.49)
Thrifts & mortgage finance	(0.07)
Trading companies & distributors	(0.33)
Water utilities	(0.18)
Total investments sold short	(15.71)
Total investments, net of investments sold short	86.46
Cash and other assets, less liabilities	13.54
Net assets	100.00%

(1) Figures represent the industry breakdown of direct investments of the UBS Dynamic Alpha Fund. Figures would be different if a breakdown of the underlying investment companies' industry diversification was included.

UBS Dynamic Alpha Fund — Portfolio of investments

March 31, 2010 (unaudited)

Security description	Shares	Value
Common stocks—65.79%
Australia—0.73%
AMP Ltd.	111,646	$641,349
BHP Billiton Ltd.	43,741	1,749,656
Incitec Pivot Ltd.	293,724	935,289
MacArthur Coal Ltd.	36,981	476,795
National Australia Bank Ltd.	24,020	606,595
Total Australia common stocks		4,409,684

Belgium—0.46%
Anheuser-Busch InBev NV	54,506	2,745,603

Brazil—0.17%
Lojas Renner SA	20,000	458,852
MRV Engenharia e Participacoes SA	39,000	272,157
NET Servicos de Comunicacao SA ADR*	21,800	282,310
Total Brazil common stocks		1,013,319

Canada—0.36%
Potash Corp. of Saskatchewan, Inc.	5,200	620,620
Research In Motion Ltd.*	8,300	613,785
SXC Health Solutions Corp.*	11,800	793,904
Teck Resources Ltd., Class B*	3,500	152,489
Total Canada common stocks		2,180,798

Cayman Islands—0.28%
Seagate Technology*(1)	35,900	655,534
Subsea 7, Inc.*(2)	50,600	1,025,077
Total Cayman Islands common stocks		1,680,611

China—0.63%
Baidu, Inc. ADR*	1,100	656,700
Belle International Holdings Ltd.	356,000	478,686
China Coal Energy Co.	320,000	499,520
China Life Insurance Co., Ltd., H Shares	114,000	546,196
Shangri-La Asia Ltd.	210,000	412,197
Sino Land Co., Ltd.	166,000	325,404
Sun Hung Kai Properties Ltd.	21,000	315,909
Tencent Holdings Ltd.(2)	29,000	581,924
Total China common stocks		3,816,536

Denmark—0.33%
FLSmidth & Co. A/S	7,978	553,501
Jyske Bank A/S*	11,791	418,861
Novo Nordisk A/S, Class B	13,038	1,011,712
Total Denmark common stocks		1,984,074

Finland—0.58%
Nokia Oyj	138,311	2,153,916
Sampo Oyj, Class A	50,174	1,330,954
Total Finland common stocks		3,484,870

France—1.71%
Alstom SA	5,107	318,470
AXA SA	21,526	478,850
BNP Paribas	38,901	2,987,518
Cie de Saint-Gobain	6,494	312,252
Compagnie Generale des Etablissements Michelin, Class B	7,350	541,632
Nexans SA	6,805	580,055
PPR	4,466	594,575
Remy Cointreau SA	7,989	412,731
Sanofi-Aventis SA	19,452	1,449,998
Silicon-On-Insulator Technologies NPV*(2)	33,696	519,286
Societe Generale	14,722	925,911

UBS Dynamic Alpha Fund—Portfolio of investments

March 31, 2010 (unaudited)

Security description	Shares	Value
Common stocks—(continued)
France—(concluded)
Total SA ADR	3,400	$197,268
Vallourec SA(2)	4,974	1,003,017
Total France common stocks		10,321,563

Germany—1.50%
Allianz SE	5,706	715,423
Daimler AG	19,643	924,732
Deutsche Post AG	115,675	2,006,857
E.ON AG	11,244	415,129
Fresenius Medical Care AG & Co. KGaA ADR	10,100	567,216
GEA Group AG	23,833	552,381
Henkel AG & Co KGaA, Preference shares	59,147	3,184,292
Sky Deutschland AG*(2)	120,011	309,597
United Internet AG*	21,811	330,825
Total Germany common stocks		9,006,452

Guernsey—0.12%
Resolution Ltd.*	558,773	694,885

Hungary—0.11%
OTP Bank PLC*	18,386	643,029

India—0.21%
ICICI Bank Ltd. ADR	15,600	666,120
Tata Motors Ltd. ADR(2)	33,100	611,026
Total India common stocks		1,277,146

Ireland—0.86%
Covidien PLC(1)	77,200	3,881,616
CRH PLC	50,975	1,273,025
Total Ireland common stocks		5,154,641

Italy—0.59%
ENI SpA	107,198	2,514,950
Intesa Sanpaolo SpA*	57,480	214,079
Saipem SpA	21,384	827,478
Total Italy common stocks		3,556,507

Japan—1.91%
Advantest Corp.(2)	25,400	635,204
Asahi Glass Co., Ltd.	93,000	1,047,481
Canon, Inc.	19,700	912,408
Fanuc Ltd.	9,700	1,029,244
Ibiden Co., Ltd.	6,700	230,763
JTEKT Corp.	19,600	231,451
Komatsu Ltd.	32,200	675,067
Mitsubishi Corp.	43,100	1,129,479
Mitsui Fudosan Co., Ltd.	30,000	509,252
Nomura Holdings, Inc.	118,000	869,633
Rakuten, Inc.(2)	759	548,812
Sony Corp.(2)	16,100	616,515
Sumco Corp.*	29,300	623,044
THK Co., Ltd.	30,900	674,254
Toshiba Corp.*	129,000	666,456
Toyoda Gosei Co., Ltd.	13,000	364,456
Toyota Motor Corp.	17,800	713,028
Total Japan common stocks		11,476,547

Luxembourg—0.06%
ArcelorMittal(2)	8,828	387,396

Netherlands—2.00%
ASML Holding NV(2)	11,780	420,996
ASML Holding NV, Class G	14,700	520,380
Heineken NV	52,045	2,674,709
Hunter Douglas NV	10,440	534,561
Koninklijke Philips Electronics NV(2)	30,800	986,216

UBS Dynamic Alpha Fund — Portfolio of investments

March 31, 2010 (unaudited)

Security description	Shares	Value
Common stocks—(continued)
Netherlands—(concluded)
New World Resources NV, Class A	32,868	$386,798
Ordina NV*	53,996	303,752
Royal Dutch Shell PLC, Class B	138,991	3,829,231
STMicroelectronics NV(2)	49,492	488,647
TNT NV	50,185	1,439,020
Wolters Kluwer NV	21,038	456,202
Total Netherlands common stocks		12,040,512

Norway—0.16%
Seadrill Ltd.	21,800	508,026
Telenor ASA*	35,800	485,510
Total Norway common stocks		993,536

Russia—0.25%
Evraz Group SA GDR*	3,904	155,106
Gazprom OAO ADR	11,763	274,431
Mechel OAO ADR	7,700	218,834
Vimpel-Communications ADR	30,300	557,823
X5 Retail Group NV GDR*(3)	8,870	308,676
Total Russia common stocks		1,514,870

Singapore—0.05%
Golden Agri-Resources Ltd.*	797,000	330,434

South Africa—0.05%
Aspen Pharmacare Holdings Ltd.*	28,528	311,571

South Korea—0.10%
KB Financial Group, Inc. ADR(2)	12,700	609,092

Spain—0.70%
Banco Santander SA	182,954	2,431,531
Gestevision Telecinco SA(2)	32,804	514,844
Inditex SA	9,730	641,387
Telefonica SA	27,186	644,047
Total Spain common stocks		4,231,809

Sweden—0.85%
Assa Abloy AB, Class B	142,435	2,787,312
Autoliv, Inc.*	9,900	510,147
Nordea Bank AB(2)	184,396	1,819,546
Total Sweden common stocks		5,117,005

Switzerland—2.95%
Alcon, Inc.	8,300	1,340,948
Credit Suisse Group AG	10,924	563,088
GAM Holding Ltd.	22,426	275,433
Givaudan SA	2,681	2,351,977
Nestle SA	105,882	5,422,637
Nobel Biocare Holding AG(2)	51,268	1,371,166
Novartis AG	42,918	2,318,077
Roche Holding AG	9,855	1,632,932
Swatch Group AG	16,367	973,265
Xstrata PLC*	55,306	1,047,827
Zurich Financial Services AG	1,815	465,283
Total Switzerland common stocks		17,762,633

United Kingdom—10.64%
3i Group PLC	53,758	237,555
Anglo American PLC*	58,976	2,572,117
Antofagasta PLC	15,276	241,086
Associated British Foods PLC	32,871	488,093

UBS Dynamic Alpha Fund — Portfolio of investments

March 31, 2010 (unaudited)

Security description	Shares	Value
Common stocks—(continued)
United Kingdom—(concluded)
Autonomy Corp. PLC*	24,336	$673,232
Aviva PLC	42,209	246,793
BAE Systems PLC	79,870	450,026
Barclays PLC	283,253	1,548,701
BG Group PLC	55,801	965,753
BP PLC	460,009	4,351,729
British Airways PLC*(2)	177,318	653,865
Carnival PLC	17,668	725,243
Cattles PLC*(4),(5)	404,007	0
Centrica PLC	228,036	1,017,025
Daily Mail & General Trust (Non-voting), Class A	56,415	425,994
DSG International PLC*	1,094,435	580,451
Electrocomponents PLC	92,902	310,153
Ensco International PLC ADR(1)	8,600	385,108
F&C Asset Management PLC	71,659	67,638
Firstgroup PLC	194,442	1,059,286
GlaxoSmithKline PLC	229,956	4,416,066
HMV Group PLC	369,192	473,690
Home Retail Group PLC	110,315	453,662
HSBC Holdings PLC	353,013	3,578,458
IMI PLC	34,487	345,405
ITV PLC*	126,957	117,039
John Wood Group PLC	41,285	227,670
Kesa Electricals PLC	170,456	328,248
Kingfisher PLC	188,549	613,448
Ladbrokes PLC	155,444	375,059
Leaf Clean Energy Co.*	160,376	147,239
Lloyds Banking Group PLC*	837,028	797,298
Logica PLC	267,256	553,591
Monitise PLC*	458,440	109,570
Northern Foods PLC	155,627	137,447
Pearson PLC	153,182	2,408,220
Premier Farnell PLC	130,420	446,490
Prudential PLC	315,917	2,624,737
Psion PLC	98,082	117,583
Reckitt Benckiser Group PLC	13,788	756,795
Reed Elsevier PLC	198,465	1,582,652
Regus PLC	171,030	289,385
Rio Tinto PLC	40,497	2,399,786
Sage Group PLC	882,209	3,200,956
Stagecoach Group PLC	439,303	1,221,289
Standard Chartered PLC	113,159	3,086,645
STV Group PLC*	25,770	21,899
Taylor Wimpey PLC*	610,103	348,576
Tomkins PLC	67,188	240,620
Tullow Oil PLC	30,115	571,244
Unilever PLC	76,344	2,241,737
Vodafone Group PLC	3,481,467	8,030,352
William Hill PLC	464,801	1,489,669
Wolseley PLC*	126,844	3,064,374
Yule Catto & Co. PLC*	96,815	260,410
Total United Kingdom common stocks		64,077,157

United States—37.43%
ACE Ltd.(1)	17,000	889,100
Activision Blizzard, Inc.	27,900	336,474
Adobe Systems, Inc.*	32,400	1,145,988
Aegean Marine Petroleum Network, Inc.	41,500	1,177,770
Aflac, Inc.(1)	14,900	808,921
Allergan, Inc.(1)	65,900	4,304,588
Amazon.com, Inc.*	19,600	2,660,308
American Electric Power Co., Inc.(1)	49,200	1,681,656
American Tower Corp., Class A*	28,400	1,210,124
Amgen, Inc.*	20,800	1,243,008
Amphenol Corp., Class A	26,600	1,122,254
Anadarko Petroleum Corp.(1)	6,200	451,546
Apple, Inc.*(1)	31,900	7,494,267
Arch Coal, Inc.(1)	26,600	607,810

UBS Dynamic Alpha Fund — Portfolio of investments

March 31, 2010 (unaudited)

Security description	Shares	Value
Common stocks—(continued)
United States—(continued)
Arrow Electronics, Inc.*(1)	17,900	$539,327
Artio Global Investors, Inc.	37,400	925,276
AT&T, Inc.(1)	13,800	356,592
Atheros Communications, Inc.*	20,100	778,071
Atmel Corp. *	300,200	1,510,006
Autodesk, Inc.*(1)	40,700	1,197,394
Avon Products, Inc. (1)	34,100	1,154,967
Baker Hughes, Inc.(1)	33,500	1,569,140
Ball Corp.(1)	2,000	106,760
Bank of New York Mellon Corp.(1)	29,500	910,960
Baxter International, Inc.(1)	8,500	494,700
Becton Dickinson and Co.(1)	4,900	385,777
BioMarin Pharmaceutical, Inc.*	19,500	455,715
BJ Services Co.	19,700	421,580
BlackRock, Inc.	6,900	1,502,544
BorgWarner, Inc.*(1)	29,600	1,130,128
Broadcom Corp., Class A(1)	40,600	1,347,108
Brocade Communications Systems, Inc.*	63,100	360,301
Bucyrus International, Inc.	19,900	1,313,201
C.R. Bard, Inc.	17,400	1,507,188
CarMax, Inc.*	18,900	474,768
Carnival Corp.(1)	16,200	629,856
Central European Distribution Corp.*	36,600	1,281,366
Cisco Systems, Inc.*	115,100	2,996,053
City National Corp.(1)	16,200	874,314
CME Group, Inc.	7,000	2,212,770
Coach, Inc.(1)	21,400	845,728
Coca-Cola Co.(1)	4,400	242,000
Cognizant Technology Solutions Corp., Class A*	21,200	1,080,776
Colgate-Palmolive Co.	14,300	1,219,218
Comcast Corp., Class A(1)	78,600	1,479,252
Concur Technologies, Inc.*	29,200	1,197,492
ConocoPhillips(1)	5,800	296,786
Constellation Brands, Inc., Class A*(1)	58,700	965,028
Continental Resources, Inc.*	26,300	1,119,065
Crown Holdings, Inc.*(1)	13,600	366,656
Danaher Corp.(1)	22,000	1,758,020
DaVita, Inc.*(1)	28,600	1,813,240
Dean Foods Co.*(1)	45,400	712,326
DeVry, Inc.	11,700	762,840
Dick’s Sporting Goods, Inc.*	30,200	788,522
Digital Realty Trust, Inc., REIT(2)	5,400	292,680
Discover Financial Services(1)	52,900	788,210
Dolby Laboratories, Inc., Class A*(1)	12,600	739,242
Dollar General Corp.*	19,000	479,750
Dover Corp.(1)	22,200	1,037,850
Dynegy, Inc., Class A*(1)	279,500	352,170
Ecolab, Inc.	24,600	1,081,170
EnergySolutions, Inc.	94,200	605,706
EOG Resources, Inc.(1)	21,400	1,988,916
Estee Lauder Cos., Inc., Class A(1)	6,500	421,655
Exelon Corp.(1)	55,000	2,409,550
Express Scripts, Inc.*	37,900	3,856,704
FedEx Corp.(1)	31,500	2,942,100
Fidelity National Information Services, Inc.(1)	36,700	860,248
FirstEnergy Corp.(1)	22,400	875,616
Flowers Foods, Inc.	17,700	437,898
Fortune Brands, Inc.(1)	35,800	1,736,658
General Dynamics Corp.(1)	38,000	2,933,600
General Electric Co.(1)	23,600	429,520
Genzyme Corp.*(1)	32,300	1,674,109

UBS Dynamic Alpha Fund — Portfolio of investments

March 31, 2010 (unaudited)

Security description	Shares	Value
Common stocks—(continued)
United States—(continued)
Gilead Sciences, Inc.*(1)	4,300	$195,564
Google, Inc., Class A*	6,000	3,402,060
Henry Schein, Inc.*	10,700	630,230
Hess Corp.(1)	4,700	293,985
Hewlett-Packard Co.(1)	12,700	675,005
Home Depot, Inc.(1)	43,000	1,391,050
Illinois Tool Works, Inc.(1)	76,900	3,641,984
Immucor, Inc.*	22,000	492,580
IntercontinentalExchange, Inc.*	23,800	2,669,884
International Game Technology	95,100	1,754,595
Interpublic Group of Cos., Inc.*(1)	120,300	1,000,896
Intersil Corp., Class A(1)	85,700	1,264,932
Intuit, Inc.*(1)	50,900	1,747,906
JB Hunt Transport Services, Inc.(1)	13,800	495,144
Johnson & Johnson(1)	21,100	1,375,720
Joy Global, Inc.	5,100	288,660
JPMorgan Chase & Co.(1)	38,200	1,709,450
Kellogg Co.	33,100	1,768,533
Kimberly-Clark Corp.(1)	3,900	245,232
KLA-Tencor Corp.(1)	11,300	349,396
Kroger Co.(1)	60,100	1,301,766
L-3 Communications Holdings, Inc.(1)	3,900	357,357
LKQ Corp.*	32,500	659,750
Lowe’s Cos., Inc.(1)	32,400	785,376
Marathon Oil Corp.(1)	11,300	357,532
Marvell Technology Group Ltd.*(1)	34,400	701,072
Masco Corp.(1)	38,400	595,968
MasterCard, Inc., Class A	12,400	3,149,600
McDonald’s Corp.	39,700	2,648,784
McKesson Corp.(1)	8,300	545,476
MDU Resources Group, Inc.(1)	48,900	1,055,262
Mead Johnson Nutrition Co., Class A(1)	5,100	265,353
Medco Health Solutions, Inc.*(1)	44,800	2,892,288
Medtronic, Inc.(1)	11,100	499,833
MEMC Electronic Materials, Inc.*(1)	15,600	239,148
Merck & Co., Inc.(1)	16,800	627,480
Microsoft Corp.(1)	57,000	1,668,390
Monsanto Co.(1)	5,400	385,668
Monster Worldwide, Inc.*(2)	94,900	1,576,289
Morgan Stanley(1)	15,300	448,137
MSC Industrial Direct Co., Class A	18,600	943,392
MSCI, Inc., Class A*	43,500	1,570,350
National Oilwell Varco, Inc.	8,800	357,104
National Semiconductor Corp.(1)	33,200	479,740
NetApp, Inc.*	46,900	1,527,064
NetFlix, Inc.*	10,900	803,766
Newfield Exploration Co.*	22,900	1,191,945
NiSource, Inc.(1)	41,100	649,380
Noble Corp.*(1)	8,900	372,198
Northrop Grumman Corp.(1)	22,100	1,449,097
Omnicom Group, Inc.(1)	26,800	1,040,108
Oracle Corp.	65,600	1,685,264
O’Reilly Automotive, Inc.*	29,900	1,247,129
PACCAR, Inc.(1)	41,000	1,776,940
Pall Corp.(1)	21,800	882,682
Parker Hannifin Corp.	19,400	1,255,956
Peabody Energy Corp.(1)	8,600	393,020
Pepco Holdings, Inc.(1)	64,000	1,097,600
PepsiCo, Inc.(1)	8,800	582,208
Pfizer, Inc.(1)	69,800	1,197,070
Philip Morris International, Inc.(1)	12,400	646,784

UBS Dynamic Alpha Fund — Portfolio of investments

March 31, 2010 (unaudited)

Security description		Shares	Value
Common stocks—(continued)
United States—(concluded)
Praxair, Inc.		26,100	$2,166,300
Priceline.com, Inc.*		3,600	918,000
Principal Financial Group, Inc.(1)		27,700	809,117
Procter & Gamble Co.(1)		18,500	1,170,495
Pulte Homes, Inc.*(1)		15,400	173,250
QUALCOMM, Inc.(1)		80,500	3,380,195
Quanta Services, Inc.*		49,600	950,336
Red Hat, Inc.*		20,500	600,035
Regal-Beloit Corp.		49,100	2,917,031
Rock-Tenn Co., Class A		9,800	446,586
Ryder System, Inc.(1)		29,600	1,147,296
Salesforce.com, Inc.*		14,000	1,042,300
SBA Communications Corp., Class A*		21,200	764,684
Scotts Miracle-Gro Co., Class A		33,400	1,548,090
Sempra Energy(1)		25,200	1,257,480
Sherwin-Williams Co.		25,500	1,725,840
SolarWinds, Inc.*		56,400	1,221,624
Solera Holdings, Inc.		39,500	1,526,675
Southwest Airlines Co.(1)		125,900	1,664,398
Southwestern Energy Co.*		61,500	2,504,280
Sprint Nextel Corp.*(1)		121,800	462,840
Strayer Education, Inc.(2)		4,500	1,095,840
Suncor Energy, Inc.		12,900	419,766
Sunoco, Inc.(1)		13,400	398,114
Sysco Corp.(1)		93,700	2,764,150
Talecris Biotherapeutics Holdings Corp.*		94,420	1,880,846
Target Corp.(1)		32,000	1,683,200
TD Ameritrade Holding Corp.*		90,500	1,724,930
Teradata Corp.*		54,500	1,574,505
Tetra Tech, Inc.*		44,900	1,034,496
Texas Instruments, Inc.(1)		20,500	501,635
Thermo Fisher Scientific, Inc.*		16,700	859,048
Time Warner Cable, Inc.		27,102	1,444,808
Time Warner, Inc.(1)		4,800	150,096
TreeHouse Foods, Inc.*(2)		13,400	587,858
Tupperware Brands Corp.(1)		19,000	916,180
Ultra Petroleum Corp.*(1)		28,100	1,310,303
Union Pacific Corp.		27,700	2,030,410
United Technologies Corp.		27,200	2,002,192
UnitedHealth Group, Inc.(1)		8,400	274,428
Urban Outfitters, Inc.*		36,800	1,399,504
Verisk Analytics, Inc., Class A*		39,200	1,105,440
Viacom, Inc., Class B*(1)		9,600	330,048
Visa, Inc., Class A		34,400	3,131,432
VMware, Inc., Class A*(1)		24,900	1,327,170
Wal-Mart Stores, Inc.		23,100	1,284,360
WellPoint, Inc.*(1)		10,400	669,552
Wells Fargo & Co.(1)		25,300	787,336
WMS Industries, Inc.*		77,700	3,258,738
Zimmer Holdings, Inc.*		28,500	1,687,200
Total United States common stocks			225,492,546
Total common stocks (cost $321,896,812)			396,314,826

		Face amount
Bonds—10.48%
Corporate bonds—4.71%
Australia—0.11%
Commonwealth Bank of Australia,
6.500%, due 07/14/14	AUD	250,000	228,779
Leighton Finance Ltd.,
9.500%, due 07/28/14		250,000	232,119

UBS Dynamic Alpha Fund — Portfolio of investments

March 31, 2010 (unaudited)

Security description	Face amount		Value
Bonds—(continued)
Corporate bonds—(continued)
Australia—(concluded)
Wesfarmers Ltd.,
8.250%, due 09/11/14	AUD	250,000	$236,742
Total Australia corporate bonds			697,640

Bermuda—0.11%
Noble Group Ltd.,
6.750%, due 01/29/20(6)		$500,000	516,875
Validus Holdings Ltd.,
8.875%, due 01/26/40	150,000		153,931
Total Bermuda corporate bonds			670,806

Canada—0.23%
Citigroup Finance Canada, Inc.,
6.750%, due 09/22/14	CAD	500,000	527,204
Kinder Morgan Finance Co. ULC,
5.700%, due 01/05/16		$587,500	575,750
Teck Resources Ltd.,
10.250%, due 05/15/16	250,000		297,500
Total Canada corporate bonds			1,400,454

Cayman Islands—0.12%
Principal Financial Global Funding II LLC,
4.500%, due 01/26/17	EUR	550,000	703,381

France—0.04%
Credit Agricole SA,
6.637%, due 05/31/17(6),(7),(8)		$300,000	261,750

Germany—0.08%
HeidelbergCement AG,
8.000%, due 01/31/17	EUR	350,000	492,228

Luxembourg—0.22%
ArcelorMittal,
9.000%, due 02/15/15(2)		$300,000	358,298
GAZ Capital SA for Gazprom,
6.580%, due 10/31/13	GBP	300,000	479,151
Wind Acquisition Finance SA,
11.000%, due 12/01/15(3)	EUR	325,000	471,883
Total Luxembourg corporate bonds			1,309,332

Mexico—0.04%
America Movil SAB de CV,
5.000%, due 03/30/20(6)		$275,000	271,449

Netherlands—0.05%
EDP Finance BV,
4.900%, due 10/01/19(6)	300,000		283,796

United Kingdom—0.18%
FCE Bank PLC,
7.125%, due 01/16/12	EUR	350,000	483,364
Lloyds TSB Bank PLC,
5.800%, due 01/13/20(6)		$300,000	292,706
Virgin Media Finance PLC,
9.125%, due 08/15/16	275,000		292,188
Total United Kingdom corporate bonds			1,068,258

United States—3.53%
AK Steel Corp.,
7.750%, due 06/15/12	250,000		251,250

UBS Dynamic Alpha Fund — Portfolio of investments

March 31, 2010 (unaudited)

Security description	Face amount		Value
Bonds—(continued)
Corporate bonds—(continued)
United States—(continued)
Altria Group, Inc.,
9.250%, due 08/06/19		$270,000	$328,086
American General Finance Corp.,
4.000%, due 03/15/11		600,000	588,061
Apria Healthcare Group, Inc.,
11.250%, due 11/01/14(6)		650,000	706,875
Axcan Intermediate Holdings, Inc.,
12.750%, due 03/01/16		600,000	660,000
Bank of America Corp.,
5.750%, due 12/01/17		500,000	512,637
6.000%, due 09/01/17		350,000	364,009
Biomet, Inc.,
10.375%, due 10/15/17(9)		250,000	275,000
Boise Cascade LLC,
7.125%, due 10/15/14		1,390,000	1,285,750
Cellu Tissue Holdings, Inc.,
11.500%, due 06/01/14		300,000	334,500
Chesapeake Energy Corp.,
9.500%, due 02/15/15		250,000	271,875
Citigroup, Inc.,
4.750%, due 05/31/17(7)	EUR	900,000	1,134,982
Comcast Corp.,
7.050%, due 03/15/33		$300,000	322,628
Crown Americas LLC,
7.625%, due 05/15/17(6)		650,000	677,625
DISH DBS Corp.,
6.625%, due 10/01/14		250,000	251,875
Ferrell Gas Partners-LP,
8.750%, due 06/15/12		250,000	253,125
FireKeepers Development Authority,
13.875%, due 05/01/15(6)		300,000	347,250
FirstEnergy Solutions Corp.,
6.800%, due 08/15/39		280,000	274,154
Ford Motor Credit Co. LLC,
9.875%, due 08/10/11		500,000	530,291
12.000%, due 05/15/15		350,000	418,144
Frontier Communications Corp.,
8.250%, due 05/01/14		250,000	261,250
International Lease Finance Corp.,
4.875%, due 09/01/10		600,000	599,995
8.625%, due 09/15/15(6)		675,000	690,023
Life Technologies Corp.,
6.000%, due 03/01/20		120,000	122,865
Merrill Lynch & Co., Inc.,
6.400%, due 08/28/17		600,000	632,356
Momentive Performance Materials, Inc.,
11.500%, due 12/01/16(2)		530,000	492,900
Morgan Stanley,
6.250%, due 08/28/17		500,000	524,802
Nisource Finance Corp.,
10.750%, due 03/15/16		250,000	317,786
NuStar Logistics LP,
7.650%, due 04/15/18		330,000	370,749
Owens Corning,
6.500%, due 12/01/16		300,000	317,494
Pacific Bell Telephone Co.,
7.125%, due 03/15/26		350,000	382,582
Pacific Life Insurance Co.,
9.250%, due 06/15/39(6)		350,000	433,695

UBS Dynamic Alpha Fund — Portfolio of investments

March 31, 2010 (unaudited)

Security description	Face amount		Value
Bonds—(concluded)
Corporate bonds—(concluded)
United States—(concluded)
Residential Capital LLC,
8.375%, due 06/30/10(2)		$325,000	$313,625
Reynolds American, Inc.,
6.750%, due 06/15/17		300,000	321,325
Ryerson, Inc.,
12.000%, due 11/01/15		500,000	525,000
SunTrust Bank,
7.250%, due 03/15/18		300,000	320,804
Tennessee Valley Authority,
5.250%, due 09/15/39		600,000	593,327
5.880%, due 04/01/36		1,200,000	1,287,836
Tyson Foods, Inc.,
7.850%, due 04/01/16		500,000	537,500
Valero Energy Corp.,
6.125%, due 02/01/20		710,000	710,180
Verizon Global Funding Corp.,
7.750%, due 12/01/30		300,000	356,976
Wachovia Capital Trust III,
5.800%, due 03/15/11(7),(8)		300,000	254,250
Wells Fargo Capital XIII,
7.700%, due 03/26/13(7),(8)		300,000	309,750
Williams Cos., Inc.,
8.750%, due 03/15/32		241,000	293,619
Williams Partners LP,
6.300%, due 04/15/40(6)		175,000	173,899
Yankee Acquisition Corp.,
8.500%, due 02/15/15		300,000	309,000
Total United States corporate bonds			21,241,705
Total corporate bonds (cost $27,445,741)			28,400,799

Asset-backed securities—0.76%
Cayman Islands—0.14%
Commercial Industrial Finance Corp.,
Series 2007-1A, Class A1LB,
0.590%, due 05/10/21(4),(6),(7),(10)		1,000,000	808,800

United Kingdom—0.08%
Chester Asset Receivables Dealings No. 12 PLC,
Series C,
2.060%, due 01/18/11(7)	GBP	320,000	465,720

United States—0.54%
Ameriquest Mortgage Securities, Inc.,
Series 2005-R6, Class A2,
0.446%, due 08/25/35(7)		$104,060	96,403
Citibank Credit Card Issuance Trust,
Series 2008-C6, Class C6,
6.300%, due 06/20/14		200,000	211,604
Countrywide Asset-Backed Certificates,
Series 2006-20, Class 2A1,
0.296%, due 04/25/47(7)		52,801	51,882
Series 2005-7, Class 3AV3,
0.656%, due 11/25/35(7)		105,461	104,390
First Franklin Mortgage Loan Asset Backed Certificates,
Series 2006-FF15, Class A3,
0.296%, due 11/25/36(7)		107,501	105,085
Home Equity Asset Trust,
Series 2006-3, Class 2A3,
0.426%, due 07/25/36(7)		426,834	393,760

UBS Dynamic Alpha Fund — Portfolio of investments

March 31, 2010 (unaudited)

Security description	Face amount	Value
Asset-backed securities—(concluded)
United States —(concluded)
Home Equity Mortgage Trust,
Series 2006-6, Class 2A1,
0.346%, due 03/25/37(7)	$2,581,041	$139,366
JP Morgan Mortgage Acquisition Corp.,
Series 2006-CH1, Class A2,
0.296%, due 07/25/36(7)	8,850	8,760
MBNA Credit Card Master Note Trust,
Series 2003-C7, Class C7,
1.580%, due 03/15/16(7)	375,000	360,238
Series 2004-B1, Class B1,
4.450%, due 08/15/16	325,000	332,781
Merrill Lynch Mortgage Investors, Inc.,
Series 2004-SL2, Class B4,
7.371%, due 06/25/35(4),(6),(7),(10)	51,917	955
Nomura Asset Acceptance Corp.,
Series 2006-S4, Class A1,
0.416%, due 08/25/36(4),(7)	1,330,931	341,750
Popular ABS Mortgage Pass-Through Trust,
Series 2006-E, Class A1,
0.336%, due 01/25/37(7)	28,263	27,015
Renaissance Home Equity Loan Trust,
Series 2006-4, Class AV1,
0.316%, due 01/25/37(7)	187,821	182,951
Series 2005-3, Class AF3,
4.814%, due 11/25/35(11)	60,197	56,900
Residential Asset Securities Corp.,
Series 2006-KS2, Class A3,
0.436%, due 03/25/36(7)	423,265	394,018
Series 2005-KS11, Class AI3,
0.446%, due 12/25/35(7)	56,288	54,172
SACO I Trust,
Series 2006-3, Class A1,
0.606%, due 04/25/36(7)	2,027,674	339,320
Saxon Asset Securities Trust,
Series 2005-3, Class A2C,
0.526%, due 11/25/35(7)	34,312	34,041
Soundview Home Equity Loan Trust,
Series 2006-OPT3, Class 2A2,
0.356%, due 06/25/36(7)	19,123	18,580
Structured Asset Investment Loan Trust,
Series 2006-BNC3, Class A2,
0.286%, due 09/25/36(7)	22,561	22,447
Total United States asset-backed securities		3,276,418
Total asset-backed securities (cost $8,180,737)		4,550,938

Collateralized debt obligations—2.07%
Cayman Islands—0.58%
Avenue CLO Fund Ltd.,
Series 2007-5I, Class SUB,
due 04/25/19(4),(12)	2,200,000	88,000
Callidus Debt Partners Fund Ltd.,
Series 5A, Class INC,
due 11/20/20(4),(6),(10),(12)	2,000,000	1,100,000
Emerson Place CLO Ltd.,
Series 2006-1A, Class SUB,
due 01/15/19(4),(6),(10),(12)	2,750,000	1,512,500
FM Leveraged Capital Fund II,
due 11/20/20(4),(6),(7),(10),(12)	5,300,000	371,000
Harbourview CLO VI Ltd.,
Series 6A, Class SUB,
due 12/27/19(4),(6),(10),(12)	1,200,000	396,000

UBS Dynamic Alpha Fund — Portfolio of investments

March 31, 2010 (unaudited)

Security description		Face amount	Value
Collateralized debt obligations—(continued)
Cayman Islands—(concluded)
LNR CDO Ltd.,
Series 2006-1A, Class FFX,
7.592%, due 05/28/43(4),(6),(10)		$8,000,000	$0
Total Cayman Islands collateralized debt obligations			3,467,500

Ireland—0.11%
Avoca CLO I BV,
Series VI-A, Class M,
due 01/16/23(4),(5),(6),(10)(12)	EUR	1,500,000	607,793
Eurocredit CDO BV,
Series VI-X, Class SUB,
due 01/16/22(4),(7),(12)		4,500,000	60,779
Total Ireland collateralized debt obligations			668,572

Luxembourg—0.00%(13)
Ashwell Rated SA,
due 12/22/77(4),(5),(6),(7),(10),(12)	GBP	1,950,000	29
Series II, due 12/22/77(4),(5),(6),(7),(10),(12)		1,400,000	21,245
GSC European CDO SA,
Series I-RA, Class SUB,
due 12/15/22(4),(6),(7),(10),(12)	EUR	2,400,000	0
Total Luxembourg collateralized debt obligations			21,274

Netherlands—0.88%
Ares Euro CLO BV,
Series 2007-1A, Class G1,
13.138%, due 05/15/24(4),(6),(7),(10)		1,400,000	378,182
Cadogan Square CLO BV,
Series 3A, Class M,
8.481%, due 01/17/23(4),(6),(7),(10)		2,000,000	216,104
Grosvenor Place CLO BV,
Series II-A, Class SUB,
7.500%, due 03/28/23(4),(6),(10)		3,250,000	877,923
Harbourmaster CLO Ltd.,
Series 7A, Class C,
12.000%, due 09/22/22(4),(6),(10),(14)		3,000,000	729,351
Highlander Euro CDO,
Series 2006-2CA, Class F1,
due 12/14/22(4),(6),(10),(12)		3,000,000	729,351
Prospero CLO I BV,
Series I-A, Class A2,
0.796%, due 03/20/17(4),(6),(7),(10)		$1,000,000	720,000
Queen Street CLO,
Series 2006-1A, Class F,
due 04/15/23(4),(6),(10),(12)	EUR	1,900,000	898,182
Regent’s Park CDO BV,
Series 1A, Class F,
6.465%, due 01/26/23(4),(6),(7),(10)		2,000,000	756,364
Total Netherlands collateralized debt obligations			5,305,457

United States—0.50%
Cent CDO Ltd.,
Series 2006-12A, Class INC,
due 11/18/20(4),(12)		$2,000,000	600,000
OHA Park Avenue CLO Ltd.,
Series 2007-1A, Class SUB,
due 03/14/22(4),(6),(10),(12)		2,400,000	900,000

UBS Dynamic Alpha Fund — Portfolio of investments

March 31, 2010 (unaudited)

Security description	Face amount	Value
Collateralized debt obligations—(concluded)
United States—(concluded)
Shasta CLO I Ltd.,
due 04/20/21(4),(6),(7),(10),(12)	$6,000,000	$1,500,000
Total United States collateralized debt obligations		3,000,000
Total collateralized debt obligations (cost $70,439,013)		12,462,803

Commercial mortgage-backed securities—1.37%
United States—1.37%
Banc of America Commercial Mortgage, Inc.,
Series 2004-4, Class A3,
4.128%, due 07/10/42	290,092	289,991
Series 2006-6, Class A4,
5.356%, due 10/10/45	800,000	777,335
Series 2007-3, Class A2,
5.658%, due 06/10/49(7)	600,000	624,068
Series 2007-2, Class A4,
5.689%, due 04/10/49(7)	600,000	575,876
Series 2007-2, Class AM,
5.699%, due 04/10/49(7)	450,000	334,352
Citigroup Commercial Mortgage Trust,
Series 2007-C6, Class AM,
5.699%, due 12/10/49(7)	650,000	549,609
Citigroup/Deutsche Bank Commercial Mortgage Trust,
Series 2006-CD3, Class A2,
5.560%, due 10/15/48	400,000	414,768
Greenwich Capital Commercial Funding Corp.,
Series 2007-GG9, Class A2,
5.381%, due 03/10/39	700,000	720,448
Series 2007-GG9, Class AM,
5.475%, due 03/10/39	1,200,000	990,164
Series 2006-GG7, Class A4,
5.886%, due 07/10/38(7)	900,000	917,475
GS Mortgage Securities Corp. II,
Series 2007-GKK1, Class A1,
5.578%, due 12/20/49(4),(6),(7),(10)	475,000	135,375
Series 2007-GG10, Class A4,
5.999%, due 08/10/45(7)	1,500,000	1,389,774
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C23, Class AM,
5.466%, due 01/15/45(7)	600,000	526,939
Total commercial mortgage-backed securities (cost $7,116,231)		8,246,174

Mortgage & agency debt securities—0.95%
United States—0.95%
Adjustable Rate Mortgage Trust,
Series 2005-4, Class CB4,
3.993%, due 08/25/35(6),(7)	331,247	166
American Home Mortgage Investment Trust,
Series 2006-3, Class 4A,
0.436%, due 11/25/35(7)	2,813,384	1,057,466
Banc of America Alternative Loan Trust,
Series 2006-9, Class B2,
6.250%, due 01/25/37(4)	853,807	23
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-WF2, Class AV2,
0.486%, due 08/25/35(7)	48,737	47,400
Countrywide Alternative Loan Trust,
Series 2006-45T1, Class M1,
6.000%, due 02/25/37	635,191	5,435
Series 2006-26CB, Class M1,
6.500%, due 09/25/36	971,665	905
Credit Suisse Mortgage Capital Certificates,
Series 2006-4, Class CB1,
5.680%, due 05/25/36(7)	673,221	40,486
Series 2006-7, Class B1,
5.997%, due 08/25/36(7)	571,219	4,347

UBS Dynamic Alpha Fund — Portfolio of investments

March 31, 2010 (unaudited)

Security description	Face amount	Value
Mortgage & agency debt securities—(concluded)
United States—(concluded)
Federal Home Loan Bank of Chicago,
5.625%, due 06/13/16	$1,300,000	$1,365,385
Federal National Mortgage Association,†
6.064%, due 10/09/19(14)	4,700,000	2,749,923
GSR Mortgage Loan Trust,
Series 2006-5F, Class B1,
6.130%, due 06/25/36(7)	956,028	47,822
Harborview Mortgage Loan Trust,
Series 2005-3, Class 2A1A,
0.477%, due 06/19/35(7)	265,506	153,124
Structured Adjustable Rate Mortgage Loan Trust,
Series 2005-7, Class B11,
3.915%, due 04/25/35(7)	1,683,091	69,145
Series 2007-1, Class B1II,
6.140%, due 02/25/37(7)	1,382,590	13,729
Series 2006-7, Class B1II,
6.305%, due 08/25/36(7)	767,338	63,998
WaMu Mortgage Pass-Through Certificates,
Series 2006-AR16, Class 3B1,
5.660%, due 12/25/36(7)	1,297,186	28,603
Wells Fargo Mortgage Backed Securities Trust,
Series 2006-18, Class B1,
6.000%, due 12/26/36	1,261,838	76,612
Series 2006-AR12, Class 2B1,
6.039%, due 09/25/36(7)	372,498	3,725
Total mortgage & agency debt securities (cost $8,325,051)		5,728,294

Municipal bonds—0.26%
United States—0.26%
State of California General Obligation Bonds,
7.300%, due 10/01/39	1,425,000	1,429,803
State of Illinois General Obligation Bonds,
4.421%, due 01/01/15	165,000	166,333
Total municipal bonds (cost $1,601,675)		1,596,136

US government obligation—0.36%
United States—0.36%
US Treasury Bonds, PO,
4.930%, due 08/15/29(14) (cost $2,196,864)	5,500,000	2,159,718
Total bonds (cost $125,305,312)		63,144,862

	Shares
Investment companies—21.12%
UBS Global Aggregate Bond Relationship Fund*(15)	3,500,000	36,404,900
UBS Opportunistic Emerging Markets Debt Relationship Fund*(15)	1,186,960	17,637,043
UBS U.S. Equity Alpha Relationship Fund*(15)	6,785,905	73,186,662
Total investment companies (cost $105,276,872)		127,228,605

Short-term investment—2.45%
Investment company—2.45%
UBS Cash Management Prime Relationship Fund, 0.112%(15),(16) (cost $14,760,055)	14,760,055	14,760,055

UBS Dynamic Alpha Fund — Portfolio of investments

March 31, 2010 (unaudited)

Security description	Number of contracts	Value
Options purchased—0.22%
Call options—0.13%
1 Year Euro-Dollar Mid Curve, strike @ USD 98.50, expires December 2010*	460	$86,250
2 Year US Treasury Notes, strike @ USD 108.50, expires May 2010*	385	174,453
90 Day Euro-Dollar Futures, strike @ USD 99.50, expires June 2010*	1,260	464,625
90 Day Euro-Dollar Futures, strike @ USD 99.75, expires June 2010*	1,260	7,875
Euro-Bund Futures, strike @ EUR 123.00, expires May 2010*	53	75,880
Put options—0.09%
1 Year Euro-Dollar Mid Curve, strike @ USD 97.75, expires April 2010*	325	2,031
1 Year Euro-Dollar Mid Curve, strike @ USD 98.25, expires April 2010*	680	55,250
1 Year Euro-Dollar Mid Curve, strike @ USD 98.38, expires April 2010*	170	26,562
1 Year Euro-Dollar Mid Curve, strike @ USD 98.50, expires April 2010*	260	74,750
10 Year US Treasury Notes, strike @ USD 113.50, expires May 2010*	310	82,344
10 Year US Treasury Notes, strike @ USD 116.50, expires May 2010*	98	114,844
90 Day Euro-Dollar Futures, strike @ USD 96.00, expires March 2011*	161	6,037
90 Day Euro-Dollar Futures, strike @ USD 95.00, expires June 2011*	144	9,900
90 Day Euro-Dollar Futures, strike @ USD 96.00, expires September 2011*	528	145,200
Euro-Bund Futures, strike @ EUR 117.50, expires May 2010*	53	1,432
Total options purchased (cost $1,958,434)		1,327,433

	Shares
Investment of cash collateral from securities loaned—2.11%
UBS Private Money Market Fund LLC, 0.030%(15),(16) (cost $12,699,770)	12,699,770	12,699,770
Total investments before investments sold short — 102.17% (cost $581,897,255)		615,475,551

Investments sold short—(15.71)%
Common stocks—(15.71)%
Ireland—(0.06)%
Ingersoll-Rand PLC	(10,300)	(359,161)

United States—(15.65)%
3M Co.	(6,300)	(526,491)
Adobe Systems, Inc.	(22,400)	(792,288)
Advanced Micro Devices, Inc.	(89,000)	(825,030)
Akamai Technologies, Inc.	(25,200)	(791,532)
Alliant Energy Corp.	(55,900)	(1,859,234)
Altera Corp.	(35,600)	(865,436)
Amedisys, Inc.	(9,400)	(519,068)
American Water Works Co., Inc.	(28,100)	(611,456)
Aqua America, Inc.	(27,300)	(479,661)
Archer-Daniels-Midland Co. NPV	(12,800)	(369,920)
Avnet, Inc.	(17,800)	(534,000)
Beckman Coulter, Inc.	(3,800)	(238,640)
Best Buy Co., Inc.	(23,400)	(995,436)
BMC Software, Inc.	(53,600)	(2,036,800)
Bristol-Myers Squibb Co.	(35,000)	(934,500)
Brown-Forman Corp., Class B	(21,300)	(1,266,285)
Bucyrus International, Inc.	(5,200)	(343,148)
Bunge Ltd.	(3,900)	(240,357)
C.H. Robinson Worldwide, Inc.	(28,000)	(1,563,800)
Calpine Corp.	(27,200)	(323,408)
Campbell Soup Co.	(17,900)	(632,765)
Cardinal Health, Inc.	(16,000)	(576,480)
CareFusion Corp.	(22,000)	(581,460)
Caterpillar, Inc.	(14,200)	(892,470)
Celgene Corp.	(9,200)	(570,032)
CenturyTel, Inc.	(9,800)	(347,508)

UBS Dynamic Alpha Fund — Portfolio of investments

March 31, 2010 (unaudited)

Security description	Shares	Value
Investments sold short—(continued)
Common stocks—(continued)
United States—(continued)
Charles River Laboratories International, Inc.	(22,300)	$(876,613)
Charles Schwab Corp.	(22,300)	(416,787)
Chesapeake Energy Corp.	(16,600)	(392,424)
Chevron Corp.	(7,900)	(599,057)
Chubb Corp.	(5,500)	(285,175)
Cisco Systems, Inc.	(26,300)	(684,589)
Clorox Co.	(17,200)	(1,103,208)
CME Group, Inc.	(500)	(158,055)
Cognizant Technology Solutions Corp., Class A	(7,200)	(367,056)
Colgate-Palmolive Co.	(13,400)	(1,142,484)
Compuware Corp.	(24,300)	(204,120)
CONSOL Energy, Inc.	(9,000)	(383,940)
Consolidated Edison, Inc.	(29,500)	(1,313,930)
Continental Airlines, Inc., Class B	(30,300)	(665,691)
Corning, Inc.	(32,800)	(662,888)
Covance, Inc.	(10,600)	(650,734)
CSX Corp.	(8,500)	(432,650)
Cummins, Inc.	(22,900)	(1,418,655)
Deere & Co.	(5,900)	(350,814)
Delta Air Lines, Inc.	(59,500)	(868,105)
Devon Energy Corp.	(13,300)	(856,919)
DISH Network Corp., Class A	(13,986)	(291,189)
Dollar Tree, Inc.	(6,400)	(379,008)
DreamWorks Animation SKG, Inc., Class A	(9,800)	(386,022)
Duke Energy Corp.	(18,200)	(297,024)
Eli Lilly & Co.	(38,800)	(1,405,336)
EMC Corp.	(63,600)	(1,147,344)
Emerson Electric Co.	(19,300)	(971,562)
EQT Corp.	(16,800)	(688,800)
Expeditors International Washington, Inc.	(42,100)	(1,554,332)
Express Scripts, Inc.	(7,100)	(722,496)
Exxon Mobil Corp.	(11,600)	(776,968)
Fiserv, Inc.	(9,800)	(497,448)
Flextronics International Ltd.	(28,700)	(225,008)
Flowers Foods, Inc.	(25,200)	(623,448)
Ford Motor Co.	(61,200)	(769,284)
Forest Laboratories, Inc.	(53,200)	(1,668,352)
Freeport-McMoRan Copper & Gold, Inc.	(4,600)	(384,284)
Gap, Inc.	(35,500)	(820,405)
General Mills, Inc.	(28,400)	(2,010,436)
Genoptix, Inc.	(25,700)	(912,093)
Goldman Sachs Group, Inc.	(4,000)	(682,520)
Goodrich Corp.	(19,700)	(1,389,244)
Halliburton Co.	(13,700)	(412,781)
Hasbro, Inc.	(7,000)	(267,960)
Hershey Co.	(23,900)	(1,023,159)
Honeywell International, Inc.	(12,800)	(579,456)
Hormell Foods Corp.	(8,900)	(373,889)
Hospira, Inc.	(7,600)	(430,540)
Hudson City Bancorp, Inc.	(22,400)	(317,184)
Humana, Inc.	(7,900)	(369,483)
Integrys Energy Group, Inc.	(4,500)	(213,210)
Intel Corp.	(71,900)	(1,600,494)
International Business Machines Corp.	(4,000)	(513,000)
Intuitive Surgical, Inc.	(2,200)	(765,886)
ITT Corp.	(10,200)	(546,822)
Jabil Circuit, Inc.	(20,300)	(328,657)
Joy Global, Inc.	(9,100)	(515,060)
Kellogg Co.	(19,000)	(1,015,170)
Kohl’s Corp.	(22,500)	(1,232,550)
Lamar Advertising Co., Class A	(36,700)	(1,260,645)

UBS Dynamic Alpha Fund — Portfolio of investments

March 31, 2010 (unaudited)

Security description	Shares	Value
Investments sold short—(continued)
Common stocks—(concluded)
United States—(concluded)
Linear Technology Corp.	(9,900)	$(279,972)
McAfee, Inc.	(7,600)	(304,988)
McDonald’s Corp.	(14,200)	(947,424)
MetLife, Inc.	(6,500)	(281,710)
Micron Technology, Inc.	(20,400)	(211,956)
Motorola, Inc.	(23,600)	(165,672)
Mylan, Inc.	(20,600)	(467,826)
NetApp, Inc.	(7,900)	(257,224)
NetFlix, Inc.	(5,200)	(383,448)
Northern Trust Corp.	(1,900)	(104,994)
Novellus Systems, Inc.	(30,400)	(760,000)
NSTAR	(32,000)	(1,133,440)
Nvidia Corp.	(11,500)	(199,870)
Occidental Petroleum Corp.	(12,900)	(1,090,566)
O’Reilly Automotive, Inc.	(5,600)	(233,576)
Parker Hannifin Corp.	(14,200)	(919,308)
Paychex, Inc.	(7,100)	(217,970)
People’s United Financial, Inc.	(9,600)	(150,144)
Pioneer Natural Resources Co.	(9,300)	(523,776)
PNC Financial Services Group, Inc.	(13,200)	(788,040)
Prudential Financial, Inc.	(16,100)	(974,050)
QLogic Corp.	(30,700)	(623,210)
Quicksilver Resources, Inc.	(43,500)	(612,045)
Qwest Communications International, Inc.	(64,000)	(334,080)
Red Hat, Inc.	(10,100)	(295,627)
Regions Financial Corp.	(85,300)	(669,605)
Rockwell Automation, Inc.	(16,800)	(946,848)
RRI Energy, Inc.	(70,800)	(261,252)
Schlumberger Ltd.	(9,600)	(609,216)
Sears Holdings Corp.	(6,400)	(693,952)
Sherwin-Williams Co.	(3,700)	(250,416)
Smithfield Foods, Inc.	(18,600)	(385,764)
Southern Co.	(34,200)	(1,134,072)
Spectra Energy Corp.	(24,800)	(558,744)
Stanley Black & Decker, Inc.	(13,900)	(797,999)
Stryker Corp.	(13,100)	(749,582)
Synopsys, Inc.	(9,900)	(221,463)
Tellabs, Inc.	(54,100)	(409,537)
Thermo Fisher Scientific, Inc.	(9,500)	(488,680)
Tiffany & Co.	(7,300)	(346,677)
TJX Cos., Inc.	(6,300)	(267,876)
Travelers Cos., Inc.	(17,200)	(927,768)
Tyson Foods, Inc., Class A	(18,600)	(356,190)
Union Pacific Corp.	(7,000)	(513,100)
US Bancorp	(27,900)	(722,052)
Verizon Communications, Inc.	(19,400)	(601,788)
Visa, Inc., Class A	(3,300)	(300,399)
Vulcan Materials Co.	(11,000)	(519,640)
Walgreen Co.	(26,700)	(990,303)
Walt Disney Co.	(7,500)	(261,825)
Watson Pharmaceuticals, Inc.	(12,300)	(513,771)
Western Union Co.	(23,400)	(396,864)
Whole Foods Market, Inc.	(16,100)	(582,015)
WW Grainger, Inc.	(18,600)	(2,011,032)
Xcel Energy, Inc.	(29,200)	(619,040)
Total United States common stocks		(94,288,034)

UBS Dynamic Alpha Fund — Portfolio of investments

March 31, 2010 (unaudited)

Security description	Shares	Value
Investments sold short—(concluded)
Total investments sold short (proceeds $75,046,514)		$(94,647,195)
Total investments, net of investments sold short — 86.46%		520,828,356
Cash and other assets, less liabilities — 13.54%		81,535,659
Net assets — 100.00%		$602,364,015

Notes to portfolio of investments

Aggregate cost for federal income tax purposes before investments sold short, which was substantially the same for book purposes, was $581,897,255; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$107,101,921
Gross unrealized depreciation	(73,523,625)
Net unrealized appreciation of investments	$33,578,296

*	Non-income producing security.
†

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

(1)	All or a portion of these securities have been delivered to cover open short positions.
(2)	Security, or portion thereof, was on loan at March 31, 2010.
(3)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At March 31, 2010, the value of these securities amounted to $780,559 or 0.13% of net assets.

(4)	Security is illiquid. At March 31, 2010, the value of these securities amounted to $13,749,706 or 2.28% of net assets.
(5)	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. At March 31, 2010, the value of these securities amounted to $629,067 or 0.10% of net assets.
(6)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2010, the value of these securities amounted to $17,315,263 or 2.87% of net assets.

(7)	Floating rate security — The interest rates shown are the current rates as of March 31, 2010.
(8)	Perpetual bond security. The maturity date reflects the next call date.
(9)	PIK - Payment-in kind security. Income may be paid in cash or additional notes, at the discretion of the issuer.
(10)	These securities, which represent 2.10% of net assets as of March 31, 2010, are considered restricted. (See restricted securities table below for more information.)

UBS Dynamic Alpha Fund — Portfolio of investments

March 31, 2010 (unaudited)

Restricted securities	Acquisition dates	Acquisition cost	Acquisition cost as a percentage of net assets	03/31/10 Market value	03/31/10 Market value as a percentage of net assets
Ares Euro CLO BV,
Series 2007-1A, Class G1,
13.138%, due 05/15/24	03/26/07	$1,400,000	0.23%	$378,182	0.06%
Ashwell Rated SA,
due 12/22/77	07/28/08	1,835,535	0.31	29	0.00	(a)
Series II,due 12/22/77	01/29/07	1,290,100	0.21	21,245	0.00	(a)
Avoca CLO I BV,
Series VI-A, Class M,
due 01/16/23	10/19/06	1,500,000	0.25	607,793	0.10
Cadogan Square CLO BV,
Series 3A, Class M,
8.481%, due 01/17/23	12/01/06	1,920,016	0.32	216,104	0.04
Callidus Debt Partners Fund Ltd.,
Series 5A, Class INC,
due 11/20/20	11/01/06	1,923,317	0.32	1,100,000	0.18
Commercial Industrial Finance Corp.,
Series 2007-1A, Class A1LB,
0.590%, due 05/10/21	09/30/09	702,689	0.12	808,800	0.14
Emerson Place CLO Ltd.,
Series 2006-1A, Class SUB,
due 01/15/19	11/03/06	2,526,864	0.42	1,512,500	0.25
FM Leveraged Capital Fund II,
due 11/20/20	10/31/06	5,300,000	0.88	371,000	0.06
Grosvenor Place CLO BV,
Series II-A, Class SUB,
7.500%, due 03/28/23	12/15/06	3,217,500	0.53	877,923	0.15
GS Mortgage Securities Corp. II,
Series 2007-GKK1, Class A1,
5.578%, due 12/20/49	05/02/08	260,079	0.04	135,375	0.02
GSC European CDO SA,
Series I-RA, Class SUB,
due 12/15/22	12/01/06	2,400,000	0.40	0	0.00
Harbourmaster CLO Ltd.,
Series 7A, Class C,
12.000%, due 09/22/22	10/31/06	2,881,190	0.48	729,351	0.12
Harbourview CLO VI Ltd.,
Series 6A, Class SUB,
due 12/27/19	10/20/06	1,145,299	0.19	396,000	0.07
Highlander Euro CDO,
Series 2006-2CA, Class F1,
due 12/14/22	11/28/06	2,928,335	0.49	729,351	0.12
LNR CDO Ltd.,
Series 2006-1A, Class FFX,
7.592%, due 05/28/43	11/03/06	8,135,249	1.35	0	0.00
Merrill Lynch Mortgage Investors, Inc.,
Series 2004-SL2, Class B4,
7.371%, due 06/25/35	06/13/08	4,309	0.00 (a)	955	0.00	(a)
OHA Park Avenue CLO Ltd.,
Series 2007-1A, Class SUB,
due 03/14/22	02/26/07	2,400,000	0.40	900,000	0.15
Prospero CLO I BV,
Series I-A, Class A2,
0.796%, due 03/20/17	10/29/09	771,187	0.13	720,000	0.12
Queen Street CLO,
Series 2006-1A, Class F,
due 04/15/23	12/12/06	1,900,000	0.31	898,182	0.15
Regent’s Park CDO BV,
Series 1A, Class F,
6.465%, due 01/26/23	09/25/06	2,000,000	0.33	756,364	0.12
Shasta CLO I Ltd.,
due 04/20/21	12/20/06	5,851,283	0.97	1,500,000	0.25
		$52,292,952	8.68%	$12,659,154	2.10%

(a)           Amount represents less than 0.005%.

UBS Dynamic Alpha Fund — Portfolio of investments

March 31, 2010 (unaudited)

(11)	Step bond — Coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2010. Maturity date disclosed is the ultimate maturity date.
(12)	This security is the equity tranche of a collateralized debt obligation. The Fund receives periodic payments, which may vary, from the issuer of this security.
(13)	Amount represents less than 0.005%.
(14)	Rate shown reflects annualized yield at March 31, 2010 on zero coupon bond.
(15)	Investment in affiliated investment company.
(16)	The rate shown reflects the yield at March 31, 2010.

ABS	Asset-backed securities
ADR	American depositary receipt
CDO	Collateralized debt obligations
CLO	Collateralized loan obligations
GDR	Global depositary receipt
GS	Goldman Sachs
GSR	Goldman Sachs Residential
PO

Principal only security — This security entitles the holder to receive principal payments from an underlying pool of assets. High prepayments return principal faster than expected and cause the yield to increase. Low prepayments return principal slower than expected and cause the yield to decrease.

Preference — shares	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	Real estate investment trust

Currency type abbreviations:

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	Great Britain Pound
USD	United States Dollar

UBS Dynamic Alpha Fund — Portfolio of investments

March 31, 2010 (unaudited)

Forward foreign currency contracts

UBS Dynamic Alpha Fund had the following open forward foreign currency contracts as of March 31, 2010:

	Contracts to deliver	In exchange for		Maturity dates	Unrealized appreciation/ (depreciation)
Australian Dollar	985,000	USD	880,447	06/02/10	$(17,456)
Australian Dollar	62,455,000	USD	55,897,225	06/04/10	(1,021,139)
Canadian Dollar	680,000	USD	651,659	06/02/10	(17,863)
Canadian Dollar	14,210,000	USD	13,635,339	06/04/10	(355,702)
Euro	8,865,000	GBP	8,091,263	06/04/10	300,934
Euro	290,000	USD	390,027	06/02/10	(1,662)
Euro	5,955,000	USD	8,135,292	06/02/10	92,171
Euro	104,135,000	USD	142,267,675	06/04/10	1,617,737
Great Britain Pound	695,000	USD	1,063,469	06/02/10	9,141
Great Britain Pound	54,860,000	USD	85,005,570	06/04/10	1,782,950
Hong Kong Dollar	32,510,000	USD	4,191,445	06/04/10	2,417
New Zealand Dollar	54,695,000	USD	38,209,927	06/04/10	(484,051)
Norwegian Krone	12,360,000	USD	2,085,706	06/04/10	12,055
South African Rand	101,580,000	EUR	10,181,397	06/04/10	(42,911)
Swedish Krona	26,100,000	USD	3,590,985	06/04/10	(24,173)
Swiss Franc	15,415,000	USD	14,372,290	06/04/10	(254,335)
United States Dollar	14,096,354	KRW	16,239,000,000	06/03/10	222,433
United States Dollar	25,001,538	MXN	325,140,000	06/04/10	1,129,132
United States Dollar	19,832,534	MYR	67,385,000	06/03/10	758,633
United States Dollar	41,217,216	SEK	295,140,000	06/04/10	(336,835)
United States Dollar	20,327,921	TWD	644,700,000	06/03/10	105,453
United States Dollar	13,007,235	ZAR	101,580,000	06/04/10	787,180
Net unrealized appreciation on forward foreign currency contracts					$4,264,109

Currency type abbreviations:

EUR	Euro
GBP	Great Britain Pound
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
SEK	Swedish Krona
TWD	New Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

UBS Dynamic Alpha Fund — Portfolio of investments

March 31, 2010 (unaudited)

Futures contracts

UBS Dynamic Alpha Fund had the following open futures contracts as of March 31, 2010:

	Expiration dates	Cost/ (proceeds)	Value	Unrealized appreciation/ (depreciation)
US Treasury futures buy contracts:
US Treasury Bond Futures, 236 contracts (USD)	June 2010	$28,609,183	$28,312,625	$(296,558)
2 Year US Treasury Notes, 444 contracts (USD)	June 2010	96,349,110	96,327,187	(21,923)

US Treasury futures sell contracts:
3 Year US Treasury Notes, 192 contracts (USD)	June 2010	(43,130,692)	(43,062,000)	68,692
US Long Bond, 12 contracts (USD)	June 2010	(1,403,974)	(1,393,500)	10,474
5 Year US Treasury Notes, 891 contracts (USD)	June 2010	(102,783,642)	(102,325,781)	457,861
10 Year US Treasury Notes, 441 contracts (USD)	June 2010	(51,639,676)	(51,266,250)	373,426

Index futures buy contracts:
Amsterdam Exchange Index, 90 contracts (EUR)	April 2010	8,314,917	8,326,757	11,840
CAC 40 Euro Index, 40 contracts (EUR)	April 2010	2,141,625	2,145,643	4,018
DAX Index, 4 contracts (EUR)	June 2010	830,166	829,502	(664)
Dow Jones EURO STOXX 50 Index, 182 contracts (EUR)	June 2010	6,927,782	7,008,280	80,498
MSCI Singapore Index, 100 contracts (SGD)	April 2010	4,894,399	4,860,789	(33,610)
NIKKEI 225 Index, 152 contracts (JPY)	June 2010	17,016,803	18,046,850	1,030,047
S&P Toronto Stock Exchange 60 Index, 8 contracts (CAD)	June 2010	1,107,613	1,107,311	(302)
SPI 200 Index, 46 contracts (AUD)	June 2010	5,130,744	5,148,797	18,053

Index futures sell contracts:
FTSE 100 Index, 383 contracts (GBP)	June 2010	(32,414,763)	(32,608,367)	(193,604)
FTSE MIB Index, 11 contracts (EUR)	June 2010	(1,664,380)	(1,663,258)	1,122
Hang Seng Stock Index, 304 contracts (HKD)	April 2010	(40,284,002)	(41,561,774)	(1,277,772)
IBEX 35 Index, 6 contracts (EUR)	April 2010	(874,352)	(878,585)	(4,233)
OMXS 30 Index, 93 contracts (SEK)	April 2010	(1,301,255)	(1,310,521)	(9,266)
S&P 500 Index, 40 contracts (USD)	June 2010	(11,474,385)	(11,652,000)	(177,615)
S&P MidCap 400 Index, 787 contracts (USD)	June 2010	(61,301,004)	(62,023,470)	(722,466)

Interest rate futures buy contracts:
90 Day Euro-Dollar Futures, 460 contracts (USD)	March 2014	109,755,433	109,980,250	224,817
Euro-Bund, 454 contracts (EUR)	June 2010	75,270,883	75,637,616	366,733
30 Day Fed Fund Futures, 272 contracts (USD)	May 2010	113,098,877	113,115,715	16,838

Interest rate futures sell contracts:
90 Day Euro-Dollar Futures, 170 contracts (USD)	March 2011	(42,008,530)	(41,998,500)	10,030
90 Day Euro-Dollar Futures, 185 contracts (USD)	June 2011	(45,407,603)	(45,530,813)	(123,210)
90 Day Euro-Dollar Futures, 460 contracts (USD)	March 2012	(112,014,140)	(112,027,250)	(13,110)
Japanese 10 Year Bond, 83 contracts (JPY)	June 2010	(123,598,295)	(122,711,092)	887,203
30 Day Fed Fund Futures, 272 contracts (USD)	June 2010	(113,063,798)	(113,104,381)	(40,583)
Net unrealized appreciation on futures contracts				$646,736

Currency type abbreviations:

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	Great Britain Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar

UBS Dynamic Alpha Fund — Portfolio of investments

March 31, 2010 (unaudited)

Options written

UBS Dynamic Alpha Fund had the following open options written as of March 31, 2010:

	Expiration dates	Premiums received	Value
Call options
10 Year US Treasury Notes, 98 contracts, strike @ USD 117.50	May 2010	$110,036	$49,000
2 Year Euro-Dollar Mid Curve, 460 contracts, strike @ USD 97.38	December 2010	172,040	120,750
2 Year US Treasury Notes, 770 contracts, strike @ USD 109.00	May 2010	58,535	72,187
90 Day Euro-Dollar Futures, 2,520 contracts, strike @ USD 99.63	June 2010	139,680	299,250
Put options
1 Year Euro-Dollar Mid Curve, 130 contracts, strike @ USD 98.50	June 2010	71,045	69,875
10 Year US Treasury Notes, 136 contracts, strike @ USD 116.00	May 2010	150,582	127,500
90 Day Euro-Dollar Futures, 140 contracts, strike @ USD 98.50	June 2010	65,559	875
90 Day Euro-Dollar Futures, 528 contracts, strike @ USD 95.00	September 2011	394,152	69,300
Euro-Bund Futures, 53 contracts, strike @ EUR 121.50	May 2010	91,664	19,328
Total options written		$1,253,293	$828,065

Currency type abbreviations:
EUR	Euro Dollar
USD	United States Dollar

Written option activity for the period ended March 31, 2010 for UBS Dynamic Alpha Fund was as follows:

	Number of contracts	Amount of premiums received
Options outstanding at June 30, 2009	4,070	$2,233,906
Options written	37,197	11,449,691
Options terminated in closing purchase transactions	(33,642)	(11,245,715)
Options expired prior to exercise	(2,790)	(1,184,589)
Options outstanding at March 31, 2010	4,835	$1,253,293

UBS Dynamic Alpha Fund — Portfolio of investments

March 31, 2010 (unaudited)

Swap agreements

UBS Dynamic Alpha Fund had outstanding interest rate swap agreements with the following terms as of March 31, 2010:

Counterparty	Notional amount		Termination dates	Payments made by the Fund		Payments received by the Fund		Upfront payments (made)/received	Value	Unrealized appreciation/ (depreciation)
Citigroup Global Markets Ltd.	USD	600,000,000	05/04/10	0.5975	%(1)	0.5644	%(2)	$—	$(18,745)	$(18,745)
Citigroup Global Markets Ltd.	USD	1,200,000,000	06/16/10	0.4531	(2)	0.2538	(3)	—	125,022	125,022
Citigroup Global Markets Ltd.	USD	73,770,000	03/31/12	1.3488	(1)	—	(4)	—	(71,577)	(71,577)
Citigroup Global Markets Ltd.	USD	27,444,000	08/31/14	2.6325	(1)	—	(4)	—	(19,790)	(19,790)
Citigroup Global Markets Ltd.	USD	46,340,000	11/15/16	4.0000	(1)	0.2587	(3)	—	(2,292,447)	(2,292,447)
Citigroup Global Markets Ltd.	USD	9,349,000	02/15/36	4.6680	(1)	—	(4)	—	(199,846)	(199,846)
Citigroup Global Markets Ltd.	USD	1,200,000	04/01/36	3.9600	(1)	—	(4)	—	136,077	136,077
Deutsche Bank AG	USD	900,000,000	05/04/10	0.5644	(2)	0.6300	(1)	—	300,142	300,142
Deutsche Bank AG	USD	73,590,000	05/31/14	0.2901	(3)	2.3300	(1)	—	(153,012)	(153,012)
Deutsche Bank AG	USD	20,268,000	02/15/17	—	(4)	3.4175	(1)	—	51,561	51,561
Deutsche Bank AG	USD	11,000,000	10/01/18	4.5460	(1)	0.2909	(3)	—	(806,583)	(806,583)
Deutsche Bank AG	AUD	11,800,000	09/21/19	4.6383	(5)	5.9700	(1)	—	(128,998)	(128,998)
Deutsche Bank AG	USD	8,051,000	02/15/36	4.5450	(1)	—	(4)	—	(18,842)	(18,842)
Deutsche Bank AG	USD	360,000	04/01/39	4.5690	(1)	—	(4)	—	9,413	9,413
Deutsche Bank AG	USD	524,000	09/15/39	4.3500	(1)	—	(4)	—	21,641	21,641
Deutsche Bank AG	AUD	6,310,000	09/21/39	5.6200	(1)	4.6383	(5)	(3,103)	260,863	257,760
Deutsche Bank AG	USD	990,000	10/01/39	4.0580	(1)	—	(4)	—	89,538	89,538
Goldman Sachs International	CHF	9,500,000	09/01/18	3.2500	(1)	0.3167	(6)	—	(793,171)	(793,171)
Goldman Sachs International	JPY	1,350,000,000	02/02/37	2.5230	(1)	0.4625	(7)	—	(687,406)	(687,406)
JPMorgan Chase Bank	USD	330,000,000	06/16/10	0.4531	(2)	0.4675	(1)	—	23,960	23,960
JPMorgan Chase Bank	USD	119,500,000	11/24/18	0.2472	(8)	0.2522	(3)	—	315,722	315,722
Merrill Lynch International	USD	1,200,000,000	06/16/10	0.2538	(3)	0.4531	(2)	—	178,135	178,135
Merrill Lynch International	USD	340,000,000	07/06/10	0.4300	(2)	0.6300	(1)	—	345,403	345,403
Merrill Lynch International	USD	119,500,000	11/24/10	0.2522	(3)	0.1150	(8)	—	74,520	74,520
Merrill Lynch International	USD	47,780,000	03/31/13	—	(4)	1.9800	(1)	—	79,123	79,123
Merrill Lynch International	CAD	23,680,000	09/29/13	—	(9)	3.4500	(1)	(11,558)	13,466	1,908
Merrill Lynch International	CAD	15,380,000	06/18/15	3.0200	(1)	—	(9)	—	91,616	91,616
Merrill Lynch International	CAD	20,670,000	09/29/16	3.7400	(1)	—	(9)	(18,397)	107,258	88,861
Merrill Lynch International	CAD	14,650,000	03/09/19	3.3960	(1)	0.4579	(10)	(7,060)	232,801	225,741
Merrill Lynch International	USD	4,107,000	02/22/20	3.8900	(1)	0.2513	(3)	—	(40,063)	(40,063)
Merrill Lynch International	CAD	8,670,000	06/18/20	—	(9)	3.7880	(1)	—	(34,601)	(34,601)
Merrill Lynch International	CAD	5,870,000	09/29/21	—	(9)	4.2475	(1)	28,268	(50,423)	(22,155)
Merrill Lynch International	USD	6,144,000	02/22/25	0.2513	(3)	4.3500	(1)	—	116,697	116,697
Merrill Lynch International	CAD	8,900,000	03/09/29	0.4579	(10)	4.1880	(1)	35,443	(171,857)	(136,414)
Merrill Lynch International	USD	2,970,000	08/15/29	4.2625	(1)	0.2500	(3)	—	42,070	42,070
Merrill Lynch International	USD	2,579,000	02/22/30	4.5115	(1)	0.2513	(3)	—	(44,776)	(44,776)
Merrill Lynch International	USD	4,080,000	06/15/39	3.6250	(1)	0.2576	(3)	—	584,174	584,174
								$23,593	$(2,332,935)	$(2,309,342)

(1)	Payments made or received are based on the notional amount.
(2)	Rate based on 6 month LIBOR (USD BBA).
(3)	Rate based on 3 month LIBOR (USD BBA).
(4)	Rate based on 3 month LIBOR (USD BBA). This is a forward starting trade and, as such, a floating rate has not yet been assigned as of March 31, 2010.
(5)	Rate based on 6 month BBSW.
(6)	Rate based on 6 month LIBOR (CHF BBA).
(7)	Rate based on 6 month LIBOR (JPY BBA).
(8)	Rate based on 1 month LIBOR (USD BBA).
(9)	Rate based on 3 month Canadian Bankers Acceptance. This is a forward starting trade and, as such, a floating rate has not yet been assigned as of March 31, 2010.
(10)	Rate based on 3 month Canadian Bankers Acceptance.

BBA	British Banking Association
BBSW	Bank Bill Swap Rate
LIBOR	London Interbank Offered Rate

Currency type abbreviations:
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
GBP	Great Britain Pound
JPY	Japanese Yen
USD	United States Dollar

UBS Dynamic Alpha Fund — Portfolio of investments

March 31, 2010 (unaudited)

UBS Dynamic Alpha Fund had outstanding credit default swap agreements with the following terms as of March 31, 2010:

Credit default swaps on credit indices — Buy protection(1)

Counterparty	Notional amount		Termination date	Payments made by the Fund		Payments received by the Fund		Upfront payments (made)/received	Value	Unrealized appreciation/ (depreciation)
Deutsche Bank AG	USD	9,680,000	12/20/12	0.6000	%(2)	—	(3)	$—	$98,666	$98,666
Deutsche Bank AG	USD	24,000,000	06/20/13	3.2500	(2)	—	(4)	—	(399,360)	(399,360)
Deutsche Bank AG	USD	33,000,000	06/20/13	3.2500	(2)	—	(4)	—	(549,120)	(549,120)
Deutsche Bank AG	USD	7,000,000	06/20/14	5.0000	(2)	—	(5)	302,945	(736,547)	(433,602)
Goldman Sachs International	USD	4,960,000	12/20/13	1.5000	(2)	—	(6)	(120,094)	(104,183)	(224,277)
Goldman Sachs International	USD	5,000,000	06/20/14	5.0000	(2)	—	(5)	243,472	(526,105)	(282,633)
Goldman Sachs International	USD	8,460,000	06/20/14	5.0000	(2)	—	(7)	(1,322,463)	(145,354)	(1,467,817)
Merrill Lynch International	USD	24,000,000	06/20/13	3.2500	(2)	—	(4)	—	(399,360)	(399,360)
Merrill Lynch International	USD	26,200,000	06/20/13	3.2500	(2)	—	(4)	—	(435,968)	(435,968)
								$(896,140)	$(3,197,331)	$(4,093,471)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	Payments made are based on the notional amount.
(3)

Payment from the counterparty will be received upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the Dow Jones CDX.NA.IG Series 9 Index.

(4)

Payment from the counterparty will be received upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the Dow Jones LCDX.NA Series 10 Index.

(5)

Payment from the counterparty will be received upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the Dow Jones CDX.EM Series 11 Index.

(6)

Payment from the counterparty will be received upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the Dow Jones CDX.NA.IG Series 11 Index.

(7)

Payment from the counterparty will be received upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the Dow Jones CDX.NA.HY Series 12 Index.

UBS Dynamic Alpha Fund — Portfolio of investments

March 31, 2010 (unaudited)

Credit default swaps on corporate and sovereign issues — Buy protection(1)

Counterparty	Notional amount		Termination date	Payments made by the Fund		Payments received by the Fund		Upfront payments (made)/received	Value	Unrealized appreciation/ (depreciation)
Citigroup Global Markets Ltd.	USD	600,000	09/20/14	5.0000	%(2)	—	(3)	$(53,000)	$(90,256)	$(143,256)
Citigroup Global Markets Ltd.	USD	2,600,000	12/20/14	1.0000	(2)	—	(4)	29,397	(15,252)	14,145
Citigroup Global Markets Ltd.	USD	1,000,000	03/20/15	1.0000	(2)	—	(5)	(24,873)	21,474	(3,399)
Deutsche Bank AG	USD	3,000,000	12/20/14	1.0000	(2)	—	(6)	47,207	(58,379)	(11,172)
Goldman Sachs International	USD	1,850,000	09/20/13	1.4700	(2)	—	(7)	—	(11,379)	(11,379)
Goldman Sachs International	USD	1,350,000	12/20/14	1.0000	(2)	—	(8)	49,306	(25,382)	23,924
Merrill Lynch International	USD	1,800,000	12/20/13	3.0500	(2)	—	(9)	—	(153,663)	(153,663)
Merrill Lynch International	USD	1,800,000	05/20/14	3.3200	(2)	—	(10)	—	(167,658)	(167,658)
Merrill Lynch International	USD	1,000,000	03/20/15	1.0000	(2)	—	(11)	21,180	(1,628)	19,552
								$69,217	$(502,123)	$(432,906)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)	Payments made are based on the notional amount.
(3)	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the Textron Financial Corp. 5.125% bond, due 08/15/14.
(4)	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the Wells Fargo & Company 0.702% bond, due 10/28/15.
(5)	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the Prudential Financial, Inc. 4.500% bond, due 07/15/13.
(6)	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the JPMorgan Chase & Co. 4.750% bond, due 03/01/15.
(7)	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the Ryder System, Inc. 6.950% bond, due 12/01/25.
(8)	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the McKesson HBOC, Inc. 7.650% bond, due 03/01/27.
(9)	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the AXP 4.875% bond, due 07/15/13.
(10)	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the United Mexican States 7.500% bond, due 04/08/33.
(11)	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the CA, Inc. 6.125% bond, due 12/01/14.

UBS Dynamic Alpha Fund — Portfolio of investments

March 31, 2010 (unaudited)

Credit default swaps on credit indices — Sell protection(1)

Counterparty	Notional amount		Termination date	Payments made by the Fund		Payments received by the Fund		Upfront payments (made)/received	Value	Unrealized appreciation/ (depreciation)	Credit spread(2)
Deutsche Bank AG	USD	45,500,000	06/20/13	—	(3)	3.2500	%(4)	$—	$786,695	$786,695	102.0800%
Deutsche Bank AG	USD	2,976,000	06/20/14	—	(5)	1.0000	(4)	102,378	30,679	133,057	0.7514
Deutsche Bank AG	EUR	24,200,000	06/20/14	—	(6)	1.8500	(4)	(1,003,906)	1,527,766	523,860	0.7053
Deutsche Bank AG	USD	24,800,000	06/20/14	—	(5)	1.0000	(4)	328,352	255,659	584,011	0.7514
Deutsche Bank AG	USD	9,500,000	07/25/45	—	(7)	0.5400	(4)	—	(6,942,348)	(6,942,348)	13.5100
Goldman Sachs International	USD	29,580,000	06/20/13	—	(8)	5.0000	(4)	—	1,258,034	1,258,034	3.6217
Goldman Sachs International	USD	44,770,000	06/20/13	—	(9)	1.5500	(4)	—	788,034	788,034	0.9996
Goldman Sachs International	EUR	6,000,000	06/20/14	—	(6)	1.8500	(4)	(274,526)	378,785	104,259	0.7053
JPMorgan Chase Bank	USD	50,897,647	06/20/13	—	(10)	5.0000	(4)	—	5,814,175	5,814,175	102.0800
Merrill Lynch International	USD	3,100,000	07/25/45	—	(7)	0.5400	(4)	—	(2,265,398)	(2,265,398)	13.5100
								$(847,702)	$1,632,081	$784,379

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Credit spreads, where available, represented in absolute terms, utilized in determining the market value as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity.

(3)

Payment to the counterparty will be made upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the Dow Jones LCDX.NA Series 10 Index.

(4)	Payments received are based on the notional amount.
(5)

Payment to the counterparty will be made upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the Dow Jones CDX.NA.IG Series 12 Index.

(6)	Payment to the counterparty will be made upon the occurrence of a succession event with respect to the iTraxx Europe Series 11 Index.
(7)

Payment to the counterparty will be made upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the Dow Jones ABX-HE-A Series 6 Index.

(8)

Payment to the counterparty will be made upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the Dow Jones CDX.NA.HY Series 10 Index.

(9)

Payment to the counterparty will be made upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the Dow Jones CDX.NA.IG Series 10 Index.

(10)

Payment to the counterparty will be made upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the Dow Jones LCDX.NA Series 10 Index 15-100% Tranche.

UBS Dynamic Alpha Fund — Portfolio of investments

March 31, 2010 (unaudited)

Credit default swaps on corporate and sovereign issues — Sell protection(1)

Counterparty	Notional amount		Termination date	Payments made by the Fund		Payments received by the Fund		Upfront payments (made)/received	Value	Unrealized appreciation/ (depreciation)	Credit spread(2)
Citigroup Global Markets Ltd.	USD	1,000,000	03/20/15	—	(3)	1.0000	%(4)	$38,345	$(38,604)	$(259)	1.8920%
Deutsche Bank AG	USD	1,400,000	12/20/13	—	(5)	4.0800	(4)	—	141,499	141,499	1.2957
Deutsche Bank AG	USD	1,750,000	12/20/13	—	(6)	5.3500	(4)	—	249,884	249,884	1.3706
Deutsche Bank AG	USD	6,500,000	03/20/15	—	(7)	1.0000	(4)	(70,881)	117,712	46,831	0.6584
Goldman Sachs International	USD	1,350,000	12/20/14	—	(8)	1.0000	(4)	(48,623)	35,841	(12,782)	0.4446
Merrill Lynch International	USD	600,000	09/20/14	—	(9)	5.0000	(4)	13,250	72,096	85,346	2.2804
Merrill Lynch International	USD	1,000,000	03/20/15	—	(10)	1.0000	(4)	(13,841)	9,827	(4,014)	0.8155
								$(81,750)	$588,255	$506,505

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

Credit spreads, where available, represented in absolute terms, utilized in determining the market value as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity.

(3)	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the MetLife, Inc. 5.000% bond, due 06/15/15.
(4)	Payments received are based on the notional amount.
(5)	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Morgan Stanley 6.600% bond, due 04/01/12.
(6)	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the General Electric Capital Corp. 6.000% bond, due 06/15/12.
(7)	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Government of Japan 2.000% bond, due 03/21/22.
(8)	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Johnson & Johnson 3.800% bond, due 05/15/13.
(9)	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Bombardier, Inc. 6.750% bond, due 05/01/12.
(10)	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Dell, Inc. 7.100% bond, due 04/15/28.

Currency type abbreviations:
EUR	Euro
USD	United States Dollar

UBS Dynamic Alpha Fund — Portfolio of investments

March 31, 2010 (unaudited)

UBS Dynamic Alpha Fund had an outstanding total return swap agreement with the following terms as of March 31, 2010:

Counterparty	Notional amount		Termination date	Payments made by the Fund		Payments received by the Fund		Upfront payments (made)/received	Value	Unrealized appreciation
Merrill Lynch International	GBP	11,590,000	03/31/11	—	%(1)	1.2500	%(2)	$—	$2,967,790	$2,967,790

(1)	Payment to the counterparty is equal to the negative total return of the IPD UK Annual Index multiplied by the notional amount.
(2)

Fixed payment received is based on the notional amount. The Fund will also receive a payment from the counterparty if the total return of the IPD UK Annual Index is positive equal to the positive return multiplied by the notional amount.

IPD	Institutional Property Databank

Currency type abbreviation:
GBP	Great Britain Pound

UBS Dynamic Alpha Fund had outstanding currency swap agreements with the following terms as of March 31, 2010:

										Upfront
										payments		Unrealized
	Pay	Pay	Receive	Receive	Termination	Pay		Receive		(made)/		appreciation/
Counterparty	currency	contracts	currency	contracts	date	rate		rate		received	Value	(depreciation)
Citigroup Global Markets Limited	AUD	5,650,000	USD	5,085,000	02/25/40	4.1683	%(1)	0.2519	%(2)	$—	$(94,459)	$(94,459)
Deutsche Bank AG	EUR	5,238,268	USD	7,200,000	03/16/20	0.6490	(3)	0.2572	(2)	—	107,767	107,767
Deutsche Bank AG	USD	7,200,000	EUR	5,238,268	03/16/40	0.2572	(2)	0.6490	(3)	—	(99,874)	(99,874)
Merrill Lynch International	USD	5,085,000	AUD	5,650,000	02/25/20	0.2519	(2)	4.1683	(1)	—	180,857	180,857
Merrill Lynch International	USD	7,200,000	CAD	7,322,400	03/16/20	0.2572	(2)	0.2572	(4)	—	18,121	18,121
Merrill Lynch International	CAD	7,322,400	USD	7,200,000	03/16/40	0.4793	(4)	0.2572	(2)	—	(23,711)	(23,711)
										$—	$88,701	$88,701

(1)	Rate based on 3 month BBSW.
(2)	Rate based on 3 month USD LIBOR.
(3)	Rate based on 3 month EURIBOR.
(4)	Rate based on the 3 month Canadian Bankers Acceptance.

BBSW	Bank Bill Swap Reference Rate (Australian Financial Market)
EURIBOR	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rate

Currency type abbreviations:
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
USD	United States Dollar

UBS Dynamic Alpha Fund — Portfolio of investments

March 31, 2010 (unaudited)

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund's investments:

Measurements at 03/31/10
Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Common stocks(1)	$395,703,800	$611,026	$—	$396,314,826
Common stocks sold short	(94,647,195)	—	—	(94,647,195)
Corporate bonds	—	28,400,799	—	28,400,799
Asset-backed securities	—	3,741,183	809,755	4,550,938
Collateralized debt obligations	—	—	12,462,803	12,462,803
Commercial mortgage-backed securities	—	8,110,799	135,375	8,246,174
Mortgage & agency debt securities	—	5,728,294	—	5,728,294
Municipal bonds	—	1,596,136	—	1,596,136
US government obligation	—	2,159,718	—	2,159,718
Investment companies(1)	73,186,662	54,041,943	—	127,228,605
Short-term investment	—	14,760,055	—	14,760,055
Investment of cash collateral from securities loaned	—	12,699,770	—	12,699,770
Other financial instruments(2)	389,639	1,775,765	—	2,165,404
Total	$374,632,906	$133,625,488	$13,407,933	$521,666,327

(1)	The Fund may hold investments which have been fair valued in accordance with the Fund’s fair valuation policy as of March 31, 2010, which may result in movement between Level 1 and Level 2.
(2)	Other financial instruments include open futures contracts, swap agreements, options and forward foreign currency contracts.

Level 3 Rollforward Disclosure

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs for the period:

Measurements using unobservable inputs (Level 3)

	Common stock	Asset-backed securities	Collateralized debt obligations	Commercial mortgage-backed securities	Rights	Warrants	Total
Assets
Beginning balance	$45,729	$112,633	$1,934,202	$149,708	$46,344	$—	$2,288,616
Total gains or losses (realized/unrealized) included in earnings(a)	(45,729)	(126,247)	11,993,742	87,414	—	—	11,909,180
Purchases, sales, issuances, and settlements (net)	—	14,569	(1,465,170)	(101,747)	—	—	(1,552,348)
Transfers in and/or out of Level 3	—	808,800	29	—	(46,344)	—	762,485
Ending balance	$—	$809,755	$12,462,803	$135,375	$—	$—	$13,407,933

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to investments still held at 03/31/10.	$(45,729)	$10,028	$6,863,557	$45,720	$—	$—	$6,873,576

(a) Does not include unrealized loss of $3,660,303 related to transferred assets, presented at their end of period values.

UBS Global Allocation Fund

Industry diversification (unaudited)(1)

As a percentage of net assets as of March 31, 2010

Common stocks
Aerospace & defense	1.20%
Air freight & logistics	0.47
Airlines	0.59
Auto components	0.23
Automobiles	0.47
Beverages	0.55
Biotechnology	0.55
Capital markets	0.94
Chemicals	0.84
Commercial banks	2.94
Communications equipment	0.91
Computers & peripherals	1.69
Construction materials	0.41
Consumer finance	0.24
Containers & packaging	0.24
Distributors	0.05
Diversified consumer services	0.24
Diversified financial services	2.46
Diversified telecommunication services	0.75
Electric utilities	1.57
Electronic equipment, instruments & components	0.29
Energy equipment & services	0.78
Food & staples retailing	1.21
Food products	0.52
Health care equipment & supplies	1.87
Health care providers & services	0.73
Hotels, restaurants & leisure	1.10
Household durables	0.39
Household products	0.88
Independent power producers & energy traders	0.04
Industrial conglomerates	0.17
Insurance	1.48
Internet & catalog retail	0.46
Internet software & services	0.62
IT services	0.88
Machinery	1.73
Marine	0.41
Media	1.82
Metals & mining	1.46
Office electronics	0.46
Oil, gas & consumable fuels	4.19
Paper & forest products	0.03
Personal products	0.20
Pharmaceuticals	2.75
Professional services	0.31
Real estate investment trust (REIT)	0.08
Real estate management & development	0.21
Road & rail	0.53
Semiconductors & semiconductor equipment	1.03
Software	1.68
Specialty retail	0.71
Tobacco	0.43
Trading companies & distributors	0.54
Wireless telecommunication services	0.90
Total common stocks	48.23

UBS Global Allocation Fund

Industry diversification (unaudited)(1)

As a percentage of net assets as of March 31, 2010

Bonds
Corporate bonds
Commercial banks	0.28
Diversified financial services	0.14
Wireless telecommunication services	0.02
Total corporate bonds	0.44
Asset-backed security	0.01%
Mortgage & agency debt securities	0.11
US government obligations	9.55
Non US-government obligations	3.52
Sovereign/supranational bond	0.11
Total bonds	13.74
Investment companies
UBS Corporate Bond Relationship Fund	4.99
UBS Emerging Markets Equity Relationship Fund	5.32
UBS Global (ex-U.S.) All Cap Growth Relationship Fund	14.71
UBS Global Aggregate Bond Relationship Fund	4.80
UBS High Yield Relationship Fund	3.17
UBS Small-Cap Equity Relationship Fund	2.44
Total investment companies	35.43
Rights	0.00 (2)
Warrants	0.02
Structured note	0.02
Short-term investment	1.05
Investment of cash collateral from securities loaned	1.75
Total investments	100.24
Liabilities, in excess of cash and other assets	(0.24)
Net assets	100.00%

(1) Figures represent the industry breakdown of direct investments of the UBS Global Allocation Fund. Figures would be different if a breakdown of the underlying investment companies’ industry diversification was included.

(2) Amount represents less than 0.005%.

UBS Global Allocation Fund — Portfolio of investments

March 31, 2010 (unaudited)

Security description	Shares	Value
Common stocks—48.23%
Australia—0.70%
National Australia Bank Ltd.	111,948	$2,827,104
Orica Ltd.	132,745	3,263,382
Qantas Airways Ltd.*	1,414,967	3,687,582
QBE Insurance Group Ltd.(1)	87,672	1,675,820
Total Australia common stocks		11,453,888

Belgium—0.49%
Anheuser-Busch InBev NV	59,104	2,977,216
Delhaize Group SA	32,667	2,625,240
KBC Groep NV*	50,412	2,441,330
Total Belgium common stocks		8,043,786

Brazil—0.78%
All America Latina Logistica SA	56,000	513,285
Banco Bradesco SA ADR	41,240	760,053
BM&F Bovespa SA	204,000	1,381,146
Cosan Ltd., Class A*	53,000	499,790
Diagnosticos da America SA	44,000	385,976
Hypermarcas SA*	86,800	1,061,602
Itau Unibanco Holding SA ADR	51,480	1,132,045
Localiza Rent a Car SA	32,000	338,291
MMX Mineracao e Metalicos SA*	144,159	1,094,198
Petroleo Brasileiro SA ADR	23,500	1,045,515
Redecard SA	21,000	388,506
Rossi Residencial SA	35,800	249,423
Usinas Siderurgicas de Minas Gerais SA, Preference shares	14,253	488,258
Vale SA ADR(1)	84,500	2,720,055
Vivo Participacoes SA ADR	29,700	805,167
Total Brazil common stocks		12,863,310

Canada—0.93%
Cenovus Energy, Inc.	87,377	2,282,392
EnCana Corp.	59,600	1,854,340
Teck Resources Ltd., Class B*	78,900	3,437,528
Toronto-Dominion Bank(1)	56,000	4,173,879
TransCanada Corp.(1)	98,300	3,602,349
Total Canada common stocks		15,350,488

Cayman Islands—0.25%
Comba Telecom Systems Holdings Ltd.	469,253	600,750
Seagate Technology*	189,400	3,458,444
Total Cayman Islands common stocks		4,059,194

China—1.21%
Baidu, Inc. ADR*	1,200	716,400
Bank of Communications Co., Ltd., H Shares	468,000	557,555
Belle International Holdings Ltd.	295,000	396,664
China Coal Energy Co.	683,000	1,066,164
China Life Insurance Co., Ltd., H Shares	236,000	1,130,721
China Zhongwang Holdings Ltd.*(1)	806,400	708,330
Chongqing Machinery & Electric Co., Ltd., H Shares*	2,924,000	734,366
Foxconn International Holdings Ltd.*	551,000	581,214
Industrial & Commercial Bank of China, H Shares	816,000	622,175
Jardine Matheson Holdings Ltd.	48,000	1,598,400
Melco Crown Entertainment Ltd. ADR*(1)	71,900	346,558
New World Development Ltd.	1,497,000	2,930,663
Pacific Basin Shipping Ltd.	2,219,000	1,766,226
PetroChina Co., Ltd., H Shares	286,000	334,466
Shougang Concord International Enterprises Co., Ltd.*	4,058,000	857,149
Sinotrans Shipping Ltd.(1)	1,978,500	945,389
Tencent Holdings Ltd.(1)	77,100	1,547,114
Weichai Power Co., Ltd., H Shares	90,000	753,453
Xingda International Holdings Ltd.	2,098,000	1,161,915
Yanzhou Coal Mining Co., Ltd., H Shares	500,000	1,202,949
Total China common stocks		19,957,871

Czech Republic—0.06%
New World Resources NV, Class A	79,761	938,644

UBS Global Allocation Fund — Portfolio of investments

March 31, 2010 (unaudited)

Security description	Shares	Value
Common stocks—(continued)
Finland—0.18%
Sampo Oyj, Class A	110,325	$2,926,565

France—0.75%
BNP Paribas	57,214	4,393,918
Carrefour SA	70,432	3,394,678
Total SA	77,645	4,507,365
Total France common stocks		12,295,961

Germany—1.24%
Bayer AG	49,828	3,370,393
E.ON AG	114,241	4,217,780
HeidelbergCement AG	58,714	3,275,175
MAN SE(1)	20,914	1,750,780
Metro AG	66,312	3,933,664
SAP AG	46,287	2,241,879
Volkswagen AG, Preference shares	18,828	1,726,700
Total Germany common stocks		20,516,371

Guernsey—0.02%
Resolution Ltd.*	323,783	402,654

India—0.29%
HDFC Bank Ltd. ADR	5,400	752,706
ICICI Bank Ltd. ADR	23,800	1,016,260
Infosys Technology Ltd. ADR(1)	12,000	706,200
Reliance Industries Ltd. GDR(2)	15,074	726,567
Sterlite Industries India Ltd. ADR	49,000	911,890
Tata Motors Ltd. ADR(1)	34,900	644,254
Total India common stocks		4,757,877

Indonesia—0.21%
Astra Agro Lestari Tbk PT	169,000	456,882
Astra International Tbk PT	284,000	1,307,720
Indah Kiat Pulp and Paper Corp. Tbk PT*	2,331,000	569,974
Kalbe Farma Tbk	1,955,000	401,764
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	389,500	419,485
United Tractors Tbk PT	177,000	356,937
Total Indonesia common stocks		3,512,762

Ireland—1.08%
Covidien PLC	281,700	14,163,876
CRH PLC	81,297	2,030,272

UBS Global Allocation Fund — Portfolio of investments

March 31, 2010 (unaudited)

Security description	Shares	Value
Common stocks—(continued)
Ireland—(concluded)
Ryanair Holdings PLC ADR*	58,600	$1,592,162
Total Ireland common stocks		17,786,310

Israel—0.03%
Teva Pharmaceutical Industries Ltd. ADR	6,998	441,434

Japan—2.96%
Canon, Inc.	78,800	3,649,631
Chuo Mitsui Trust Holdings, Inc.	569,000	2,136,261
ITOCHU Corp.	235,000	2,058,669
Japan Tobacco, Inc.	1,165	4,336,507
Kao Corp.(1)	98,900	2,507,145
KDDI Corp.	502	2,598,866
Mitsubishi Corp.	198,800	5,209,755
Mitsui OSK Lines Ltd.(1)	357,000	2,562,274
Nissan Motor Co., Ltd.*	467,700	4,007,142
Nomura Holdings, Inc.	250,200	1,843,917
ORIX Corp.(1)	41,750	3,702,080
Ricoh Co., Ltd.	251,000	3,919,778
Shin-Etsu Chemical Co., Ltd.	54,000	3,136,378
Sumitomo Mitsui Financial Group, Inc.	123,200	4,071,965
THK Co., Ltd.	143,000	3,120,334
Total Japan common stocks		48,860,702

Kazakhstan—0.06%
Eurasian Natural Resources Corp.	58,962	1,066,540

Luxembourg—0.12%
ArcelorMittal	44,077	1,934,214

Malaysia—0.05%
Bumiputra-Commerce Holdings Bhd.	180,500	777,998

Mexico—0.02%
America Movil SAB de CV ADR, Series L	7,500	377,550

Netherlands—0.83%
ASML Holding NV(1)	88,699	3,169,943
ING Groep NV CVA*	364,304	3,637,213
James Hardie Industries NV, CDI*	223,999	1,492,312
Royal Dutch Shell PLC, Class A	185,700	5,371,218
Total Netherlands common stocks		13,670,686

Norway—0.37%
Petroleum Geo-Services ASA*	162,400	2,127,278
Telenor ASA*	296,200	4,016,981
Total Norway common stocks		6,144,259

Philippines—0.09%
Alliance Global Group, Inc.*	3,090,000	376,079
Megaworld Corp.	17,090,000	484,072
Metropolitan Bank & Trust	334,550	370,159
Universal Robina Corp.	386,900	214,041
Total Philippines common stocks		1,444,351

Russia—0.32%
Evraz Group SA GDR*(1)	37,421	1,486,736
Globaltrans Investment PLC GDR*	55,870	729,103
Mobile Telesystems OJSC ADR	13,800	765,900
Rosneft Oil Co. GDR	87,291	692,218
TMK OAO GDR*(2)	19,700	406,805
TMK OAO GDR*(3)	24,481	505,533
Uralkali GDR*	31,049	651,719
Total Russia common stocks		5,238,014

Singapore—0.28%
DBS Group Holdings Ltd.	230,000	2,351,049
Olam International Ltd.(1)	1,181,000	2,186,490
Total Singapore common stocks		4,537,539

UBS Global Allocation Fund — Portfolio of investments

March 31, 2010 (unaudited)

Security description	Shares	Value
Common stocks—(continued)
South Africa—0.19%
African Bank Investments Ltd.	182,994	$894,400
Impala Platinum Holdings Ltd.	12,488	366,903
Imperial Holdings Ltd.	59,507	819,352
JD Group Ltd.	176,801	1,074,096
Total South Africa common stocks		3,154,751

South Korea—0.74%
Hynix Semiconductor, Inc.*	62,280	1,469,686
Hyundai Motor Co.	6,712	685,170
KB Financial Group, Inc.	9,188	443,382
KIWOOM Securities Co. Ltd.*	8,480	344,761
Korean Air Lines Co. Ltd.*	12,635	742,611
LG Household & Health Care Ltd.	1,022	273,238
LG Innotek Co., Ltd.	13,987	1,588,519
NHN Corp.*	4,436	705,714
POSCO	1,503	701,387
Samsung Electronics Co., Ltd.	2,288	1,654,146
Samsung Fire & Marine Insurance Co., Ltd.*	3,630	582,302
Shinsegae Co., Ltd.	2,063	975,478
SK Telecom Co., Ltd.	4,388	672,869
STX Pan Ocean Co., Ltd.	121,400	1,437,766
Total South Korea common stocks		12,277,029

Spain—0.19%
Banco Bilbao Vizcaya Argentaria SA	234,146	3,203,605

Switzerland—1.14%
Alcon, Inc.	17,600	2,843,456
Credit Suisse Group AG	51,144	2,636,264
Nobel Biocare Holding AG	98,634	2,637,973
Roche Holding AG	37,555	6,090,578
SGS SA (1)	1,990	2,744,177
Synthes, Inc.	14,416	1,799,265
Total Switzerland common stocks		18,751,713

Taiwan—0.38%
AU Optronics Corp. ADR	64,400	729,652
Far Eastern Textile Co., Ltd.	461,000	506,609
HON HAI Precision Industry Co., Ltd.	321,000	1,389,807
MediaTek, Inc.	63,000	1,093,047
Powertech Technology, Inc.	385,000	1,375,953
Prime View International Co., Ltd.*	276,000	499,717
Yuanta Financial Holding Co., Ltd.	1,200,000	719,819
Total Taiwan common stocks		6,314,604

Thailand—0.07%
Bangkok Bank PCL	87,000	369,955
Home Product Center PCL*	2,167,881	385,506
Thanachart Capital PCL*	450,600	345,597
Total Thailand common stocks		1,101,058

Turkey—0.05%
Turkiye Garanti Bankasi AS	167,027	781,348

United Kingdom—3.07%
Associated British Foods PLC	213,507	3,170,309
Barclays PLC	822,087	4,494,804

UBS Global Allocation Fund — Portfolio of investments

March 31, 2010 (unaudited)

Security description	Shares	Value
Common stocks—(continued)
United Kingdom—(concluded)
British Land Co. PLC	170,892	$1,247,630
British Sky Broadcasting Group PLC	290,382	2,652,741
Carnival PLC	64,257	2,637,645
Cobham PLC	438,991	1,712,054
GlaxoSmithKline PLC	219,853	4,222,049
Imperial Tobacco Group PLC	88,974	2,713,863
Man Group PLC	517,238	1,895,554
Prudential PLC	323,250	2,685,662
Rio Tinto PLC	98,408	5,831,498
Sage Group PLC	747,119	2,710,804
Scottish & Southern Energy PLC	181,455	3,031,691
Tullow Oil PLC	128,497	2,437,428
Vodafone Group PLC	3,244,555	7,483,891
Wolseley PLC*	69,618	1,681,873
Total United Kingdom common stocks		50,609,496

United States—29.08%
ACE Ltd.	67,700	3,540,710
Adobe Systems, Inc.*	68,600	2,426,382
Aflac, Inc.	110,700	6,009,903
Allergan, Inc.	148,400	9,693,488
Amazon.com, Inc.*	41,600	5,646,368
American Electric Power Co., Inc.	174,700	5,971,246
American Tower Corp., Class A*	31,000	1,320,910
Amgen, Inc.*	88,300	5,276,808
Apollo Group, Inc., Class A*	26,100	1,599,669
Apple, Inc.*	73,700	17,314,341
Applied Materials, Inc.	107,500	1,449,100
AT&T, Inc.	321,100	8,297,224
Autodesk, Inc.*	102,900	3,027,318
Avon Products, Inc.	99,800	3,380,226
Baker Hughes, Inc.	157,000	7,353,880
Ball Corp.	75,500	4,030,190
Bank of America Corp.	562,500	10,040,625
Bank of New York Mellon Corp.	180,702	5,580,078
BlackRock, Inc.	14,700	3,201,072
BorgWarner, Inc.*	99,000	3,779,820
Boston Scientific Corp.*	255,800	1,846,876
Broadcom Corp., Class A	81,200	2,694,216
CarMax, Inc.*	40,300	1,012,336
Carnival Corp.	146,400	5,692,032
Chevron Corp.	106,300	8,060,729
Cisco Systems, Inc.*	244,700	6,369,541
CME Group, Inc.	11,600	3,666,876
Colgate-Palmolive Co.	30,200	2,574,852
Comcast Corp., Class A	527,000	9,918,140
Credicorp Ltd.	4,600	405,628
DeVry, Inc.	24,600	1,603,920
Dover Corp.	24,900	1,164,075
Dynegy, Inc., Class A*	498,400	627,984
EOG Resources, Inc.	38,100	3,541,014
Exelon Corp.	145,200	6,361,212
Express Scripts, Inc.*	42,800	4,355,328
Exxon Mobil Corp.	175,100	11,728,198
FedEx Corp.	82,800	7,733,520
FirstEnergy Corp.	103,300	4,037,997
Fortune Brands, Inc.	126,000	6,112,260
General Dynamics Corp.	126,000	9,727,200
Genzyme Corp.*	31,300	1,622,279
Google, Inc., Class A*	12,800	7,257,728
H&R Block, Inc.	46,700	831,260
Hess Corp.	75,100	4,697,505
Hewlett-Packard Co.	132,100	7,021,115
Illinois Tool Works, Inc.	192,800	9,131,008
IntercontinentalExchange, Inc.*	27,800	3,118,604
International Game Technology	203,000	3,745,350
Interpublic Group of Cos., Inc.*	481,400	4,005,248
Intersil Corp., Class A	70,800	1,045,008
Intuit, Inc.*	46,700	1,603,678

UBS Global Allocation Fund — Portfolio of investments

March 31, 2010 (unaudited)

Security description	Shares	Value
Common stocks—(continued)
United States—(continued)
Johnson & Johnson	95,000	$6,194,000
JPMorgan Chase & Co.	340,100	15,219,475
Kellogg Co.	70,600	3,772,158
Kroger Co.	169,600	3,673,536
Lowe’s Cos., Inc.	213,700	5,180,088
Marathon Oil Corp.	117,400	3,714,536
Marvell Technology Group Ltd.*	100,600	2,050,228
MasterCard, Inc., Class A	26,420	6,710,680
McDonald’s Corp.	84,700	5,651,184
Medco Health Solutions, Inc.*	35,500	2,291,880
Medtronic, Inc.	85,900	3,868,077
Merck & Co., Inc.	160,300	5,987,205
Microsoft Corp.	251,700	7,367,259
Monsanto Co.	31,300	2,235,446
MSCI, Inc., Class A*	52,800	1,906,080
National Semiconductor Corp.	65,700	949,365
NII Holdings, Inc.*	18,900	787,374
Noble Corp.*	67,300	2,814,486
Omnicom Group, Inc.	65,800	2,553,698
Oracle Corp.	139,400	3,581,186
PACCAR, Inc.	148,150	6,420,821
Pall Corp.	60,500	2,449,645
Parker Hannifin Corp.	41,200	2,667,288
Peabody Energy Corp.	75,100	3,432,070
Pepco Holdings, Inc.	133,100	2,282,665
PepsiCo, Inc.	92,000	6,086,720
Pfizer, Inc.	520,800	8,931,720
Praxair, Inc.	55,700	4,623,100
Priceline.com, Inc.*	7,700	1,963,500
Principal Financial Group, Inc.	187,400	5,473,954
Procter & Gamble Co.	128,000	8,098,560
QUALCOMM, Inc.	191,700	8,049,483
Raytheon Co.	71,700	4,095,504
Red Hat, Inc.*	43,600	1,276,172
Ryder System, Inc.	73,800	2,860,488
Sherwin-Williams Co.	54,300	3,675,024
Southwest Airlines Co.	277,400	3,667,228
Southwestern Energy Co.*	73,500	2,992,920
Suncor Energy, Inc.	27,300	888,342
Talecris Biotherapeutics Holdings Corp.*	105,732	2,106,181
Time Warner Cable, Inc.	57,400	3,059,994
Time Warner, Inc.	156,600	4,896,882
Ultra Petroleum Corp.*	104,400	4,868,172
Union Pacific Corp.	58,600	4,295,380
United Technologies Corp.	57,700	4,247,297
UnitedHealth Group, Inc.	153,700	5,021,379
Verisk Analytics, Inc., Class A*	83,000	2,340,600
Viacom, Inc., Class B*	86,200	2,963,556
Visa, Inc., Class A	72,899	6,635,996
VMware, Inc., Class A*	63,591	3,389,400
Wal-Mart Stores, Inc.	49,200	2,735,520
Wells Fargo & Co.	333,100	10,366,072

UBS Global Allocation Fund — Portfolio of investments

March 31, 2010 (unaudited)

Security description	Shares		Value
Common stocks—(continued)
United States—(concluded)
Zimmer Holdings, Inc.*	60,700		$3,593,440
Total United States common stocks			479,215,089
Total common stocks (cost $661,439,586)			794,767,661

	Face amount
Bonds—13.74%
Corporate bonds—0.44%
France—0.04%
Compagnie de Financement Foncier,
4.000%, due 07/21/11	EUR	260,000	363,684
Societe Generale,
3.750%, due 08/21/14		250,000	350,111
Total France corporate bonds			713,795

Germany—0.02%
Hypothekenbank in Essen AG,
3.750%, due 09/28/12		260,000	368,285

Ireland—0.04%
GE Capital European Funding,
4.875%, due 03/06/13		450,000	647,086

Italy—0.02%
Intesa Sanpaolo SpA,
6.375%, due 04/06/10		255,000	344,625

Netherlands—0.05%
E.ON International Finance BV,
5.125%, due 10/02/12		250,000	364,430
Rabobank Nederland NV,
4.125%, due 04/04/12		250,000	354,221
Total Netherlands corporate bonds			718,651

Norway—0.02%
DnB NOR Bank ASA,
4.500%, due 05/29/14		230,000	330,347

Sweden—0.02%
Nordea Bank AB,
4.500%, due 05/12/14		230,000	330,677

Switzerland—0.02%
Credit Suisse/London,
4.750%, due 08/05/19		250,000	352,437

United Kingdom—0.17%
Lloyds TSB Bank PLC,
6.750%, due 10/24/18	GBP	80,000	128,673
Network Rail Infrastructure Finance PLC,
4.875%, due 03/07/12		600,000	965,732
Royal Bank of Scotland PLC,
4.125%, due 11/14/11		630,000	998,187
5.375%, due 09/30/19	EUR	150,000	202,083
6.625%, due 09/17/18	GBP	90,000	141,633
Vodafone Group PLC,
3.625%, due 11/29/12	EUR	280,000	392,432
Total United Kingdom corporate bonds			2,828,740

United States—0.04%
Citigroup, Inc.,
5.500%, due 11/18/15	GBP	205,000	320,046
Goldman Sachs Group, Inc.,
5.125%, due 10/23/19	EUR	250,000	342,685
Total United States corporate bonds			662,731
Total corporate bonds (cost $7,557,904)			7,297,374

UBS Global Allocation Fund — Portfolio of investments

March 31, 2010 (unaudited)

Security description	Face amount		Value
Asset-backed security—0.01%
United States—0.01%
Irwin Home Equity Corp., Series 2005-C, Class 1M3, 6.150%, due 04/25/30(4),(5) (cost $267,494)		$255,242	$109,754

Mortgage & agency debt securities—0.11%
United States—0.11%
Federal Home Loan Mortgage Corp. Gold Pools,†
#G00194, 7.500%, due 02/01/24		83,395	94,653
Government National Mortgage Association,
Series 2001-35, Class AZ,
6.500%, due 08/20/31		1,571,281	1,658,258
Total mortgage & agency debt securities (cost $1,731,901)			1,752,911

US government obligations—9.55%
United States—9.55%
US Treasury Bonds,
4.375%, due 11/15/39		9,200,000	8,699,750
6.125%, due 11/15/27		6,000,000	7,186,872
6.250%, due 08/15/23		3,500,000	4,206,016
8.750%, due 08/15/20		11,860,000	16,763,375
US Treasury Notes,
0.750%, due 11/30/11		18,370,000	18,344,888
1.000%, due 10/31/11(1)		35,305,000	35,427,756
1.000%, due 12/31/11		1,840,000	1,843,665
1.875%, due 06/15/12		9,500,000	9,655,116
2.375%, due 02/28/15(1)		33,750,000	33,518,138
2.625%, due 04/30/16(1)		14,000,000	13,705,776
3.625%, due 02/15/20(1)		8,100,000	7,962,049
Total US government obligations (cost $158,734,941)			157,313,401

Non US-government obligations—3.52%
Austria—0.12%
Government of Austria,
4.150%, due 03/15/37(2)	EUR	1,480,000	2,010,916

Belgium—0.12%
Government of Belgium,
8.000%, due 03/28/15		1,155,000	1,969,875

UBS Global Allocation Fund — Portfolio of investments

March 31, 2010 (unaudited)

Security description	Face amount		Value
Non US-government obligations—(concluded)
Canada—0.09%
Government of Canada,
5.250%, due 06/01/12	CAD	1,375,000	$1,450,042

Denmark—0.04%
Government of Denmark,
4.000%, due 11/15/17	DKK	3,500,000	674,048

Finland—0.11%
Government of Finland,
4.375%, due 07/04/19	EUR	1,212,000	1,783,400

France—0.37%
Government of France,
3.750%, due 04/25/21		1,170,000	1,613,335
4.000%, due 04/25/14		1,880,000	2,739,034
4.250%, due 04/25/19		270,000	393,540
4.750%, due 04/25/35		855,000	1,290,784
			6,036,693
Germany—0.82%
Bundesobligation,
4.000%, due 04/13/12		665,000	952,666
4.000%, due 10/11/13		1,625,000	2,376,470
Bundesrepublik Deutschland,
3.500%, due 01/04/16		1,870,000	2,678,420
3.750%, due 01/04/19		1,340,000	1,913,613
4.000%, due 01/04/37		1,215,000	1,678,291
Bundesschatzanweisungen,
2.250%, due 12/10/10		1,175,000	1,606,328
Kreditanstalt fuer Wiederaufbau,
3.875%, due 07/04/13		1,600,000	2,302,902
			13,508,690
Greece—0.03%
Hellenic Republic Government Bond,
2.300%, due 07/25/30(6)		569,219	543,922

Italy—0.72%
Buoni Poliennali Del Tesoro,
3.750%, due 02/01/11		1,700,000	2,351,303
3.750%, due 12/15/13		1,730,000	2,462,527
3.750%, due 08/01/21		540,000	719,468
4.000%, due 02/01/17		2,850,000	4,068,304
5.000%, due 08/01/34		1,640,000	2,315,940
			11,917,542
Netherlands—0.36%
Government of Netherlands,
4.000%, due 01/15/11		1,125,000	1,560,173
4.000%, due 07/15/16		1,820,000	2,650,831
4.250%, due 07/15/13		1,145,000	1,678,936
			5,889,940
Spain—0.19%
Government of Spain,
3.900%, due 10/31/12		1,700,000	2,423,332
4.100%, due 04/30/11		500,000	698,171
			3,121,503
Sweden—0.04%
Government of Sweden,
6.750%, due 05/05/14	SEK	4,600,000	750,145

United Kingdom—0.51%
UK Gilts,
4.250%, due 03/07/11	GBP	370,000	580,251
4.250%, due 12/07/49		960,000	1,402,316
4.750%, due 06/07/10		3,205,000	4,901,086
4.750%, due 12/07/38		800,000	1,262,074
5.000%, due 03/07/12		175,000	285,110
			8,430,837
Total non US-government obligations (cost $58,365,028)			58,087,553

UBS Global Allocation Fund — Portfolio of investments

March 31, 2010 (unaudited)

Security description	Face amount		Value
Sovereign/supranational bond—0.11%
European Investment Bank, 5.375%, due 10/15/12 (cost $1,775,964)	EUR	1,270,000	$1,882,185

Total bonds (cost $228,433,232)			226,443,178

	Shares
Investment companies—35.43%
UBS Corporate Bond Relationship Fund*(7)	6,181,666	82,201,317
UBS Emerging Markets Equity Relationship Fund*(7)	2,534,278	87,679,943
UBS Global (ex-U.S.) All Cap Growth Relationship Fund*(7)	18,045,846	242,436,918
UBS Global Aggregate Bond Relationship Fund*(7)	7,600,000	79,050,640
UBS High Yield Relationship Fund*(7)	2,162,899	52,278,339
UBS Small-Cap Equity Relationship Fund*(7)	886,399	40,252,364
Total investment companies (cost $445,621,168)		583,899,521

	Number of rights
Rights—0.00%(8)
Germany—0.00%(8)
Volkswagen AG, expires 04/13/10* (cost $0)	7,649	4,752

	Number of warrants
Warrant—0.02%
Russia—0.02%
Aeroflot - Russian Airlines OJSC, strike @ USD 1.00, expires 04/08/13* (cost $312,050)	140,808	323,858

	Face amount
Structured note—0.02%
India—0.02%
Indiabulls Real Estate Ltd., Participating Note, 0.00%, due 09/07/12* (cost $521,521)	$98,562	334,907

	Shares
Short-term investment—1.05%
Investment company—1.05%
UBS Cash Management Prime Relationship Fund, 0.112%(7),(9) (cost $17,382,127)	17,382,127	17,382,127

Investment of cash collateral from securities loaned—1.75%
UBS Private Money Market Fund LLC, 0.030%(7),(9) (cost $28,858,019)	28,858,019	28,858,019

Total investments—100.24% (cost $1,382,567,703)		1,652,014,023
Liabilities, in excess of cash and other assets—(0.24)%		(3,970,305)
Net assets—100.00%		$1,648,043,718

UBS Global Allocation Fund — Portfolio of investments

March 31, 2010 (unaudited)

Notes to portfolio of investments

Aggregate cost for federal income tax purposes, which was substantially the same for book purposes, was $1,382,567,703; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$288,063,527
Gross unrealized depreciation	(18,617,207)
Net unrealized appreciation of investments	$269,446,320

*	Non-income producing security.
†

On September 7, 2008, the Federal Housing Finance Agency placed the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

(1)	Security, or portion thereof, was on loan at March 31, 2010.
(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2010, the value of these securities amounted to $3,144,288 or 0.19% of net assets.

(3)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At March 31, 2010, the value of this security amounted to $505,533 or 0.03% of net assets..

(4)	Security is illiquid. At March 31, 2010, the value of these securities amounted to $109,754 or 0.01% of net assets.
(5)	Step bond — Coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2010. Maturity date disclosed is the ultimate maturity date.
(6)

Debt security whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the securities is fixed, while the principal value rises or falls based on changes in an index. Thus, if inflation occurs, the principal and interest payments on the securities are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the securities principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the securities generally pay lower interest rates than typical government securities from the issuers country. Only if inflation occurs will securities offer a higher real yield than a conventional government security of the same maturity.

(7)	Investment in affiliated investment company.
(8)	Amount represents less than 0.005%.
(9)	The rate shown reflects the yield at March 31, 2010.

ADR	American depositary receipt
CDI	Chess depositary interest
CVA	Dutch certification - depository certificate
GDR	Global depositary receipt
OJSC	Open joint stock company
Preference shares —	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

Currency type abbreviations:
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	Great Britain Pound
SEK	Swedish Krona
USD	United States Dollar

UBS Global Allocation Fund — Portfolio of investments

March 31, 2010 (unaudited)

Forward foreign currency contracts

UBS Global Allocation Fund had the following open forward foreign currency contracts as of March 31, 2010:

	Contracts to deliver	In exchange for		Maturity dates	Unrealized appreciation/ (depreciation)
Australian Dollar	30,305,000	USD	26,668,400	06/04/10	$(950,062)
Euro	12,185,000	GBP	11,107,237	06/04/10	392,008
Euro	60,435,000	USD	82,053,736	06/04/10	427,204
Great Britain Pound	7,755,000	USD	11,965,965	06/04/10	201,630
Great Britain Pound	8,655,000	USD	13,003,878	06/04/10	(125,757)
Hong Kong Dollar	5,645,000	USD	727,027	04/07/10	(34)
Hong Kong Dollar	57,340,000	USD	7,390,013	06/04/10	1,552
Norwegian Krone	47,830,000	USD	8,028,670	06/04/10	4,176
South African Rand	132,760,000	EUR	13,214,881	06/04/10	(179,934)
United States Dollar	14,936,686	CAD	15,765,000	06/04/10	585,393
United States Dollar	103,819,703	JPY	9,354,600,000	06/04/10	(3,727,363)
United States Dollar	10,025,884	KRW	11,620,000,000	06/04/10	219,674
United States Dollar	15,012,853	MXN	195,640,000	06/04/10	710,232
United States Dollar	78,409,845	SEK	567,060,000	06/04/10	134,673
United States Dollar	17,199,559	TWD	546,000,000	06/04/10	107,402
United States Dollar	16,741,910	ZAR	132,760,000	06/04/10	1,286,702
Net unrealized depreciation on forward foreign currency contracts					$(912,504)

Currency type abbreviations:
CAD	Canadian Dollar
EUR	Euro
GBP	Great Britain Pound
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
SEK	Swedish Krona
TWD	New Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

Futures contracts

UBS Global Allocation Fund had the following open futures contracts as of March 31, 2010:

	Expiration dates	Cost/ (proceeds)	Value	Unrealized appreciation/ (depreciation)
US Treasury futures buy contracts:
10 Year US Treasury Notes, 765 contracts (USD)	June 2010	$88,573,903	$88,931,250	$357,347
US Treasury futures sell contracts:
2 Year US Treasury Notes, 810 contracts (USD)	June 2010	(175,579,402)	(175,732,031)	(152,629)
Index futures buy contracts:
Amsterdam Exchange Index, 179 contracts (EUR)	April 2010	16,246,121	16,560,995	314,874
Dow Jones EURO STOXX 50 Index, 1,728 contracts (EUR)	June 2010	65,775,765	66,540,150	764,385
FTSE 100 Index, 579 contracts (GBP)	June 2010	49,019,323	49,295,676	276,353
NIKKEI 225 Index, 23 contracts (JPY)	June 2010	2,574,911	2,730,773	155,862
Index futures sell contracts:
FTSE MIB Index, 108 contracts (EUR)	June 2010	(16,341,235)	(16,330,169)	11,066
Hang Seng Stock Index, 65 contracts (HKD)	April 2010	(8,613,355)	(8,886,563)	(273,208)
IBEX 35 Index, 112 contracts (EUR)	April 2010	(16,321,235)	(16,400,241)	(79,006)
S&P 500 Index, 851 contracts (USD)	June 2010	(48,348,893)	(49,579,260)	(1,230,367)
S&P Toronto Stock Exchange 60 Index, 242 contracts (CAD)	June 2010	(33,390,681)	(33,496,145)	(105,464)
SPI 200 Index, 300 contracts (AUD)	June 2010	(33,418,423)	(33,579,108)	(160,685)
Interest rate futures buy contracts:
Euro-Bund, 194 contracts (EUR)	June 2010	32,164,210	32,320,920	156,710
Long Gilt, 46 contracts (GBP)	June 2010	7,875,303	8,010,123	134,820
Net unrealized appreciation on futures contracts				$170,058

Currency type abbreviations:
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	Great Britain Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
USD	United States Dollar

UBS Global Allocation Fund — Portfolio of investments

March 31, 2010 (unaudited)

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund’s investments:

Measurements at 03/31/10
Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Common stocks(1)	$794,767,661	$—	$—	$794,767,661
Corporate bonds	—	7,297,374	—	7,297,374
Asset-backed security	—	—	109,754	109,754
Mortgage & agency debt securities	—	1,752,911	—	1,752,911
US government obligations	—	157,313,401	—	157,313,401
Non US-government obligations	—	58,087,553	—	58,087,553
Sovereign/supranational bond	—	1,882,185	—	1,882,185
Investment companies(1)	370,369,225	213,530,296	—	583,899,521
Rights	4,752	—	—	4,752
Warrants	323,858	—	—	323,858
Structured note	—	334,907	—	334,907
Short-term investment	—	17,382,127	—	17,382,127
Investment of cash collateral from securities loaned	—	28,858,019	—	28,858,019
Other financial instruments(2)	170,058	(912,504)	—	(742,446)
Total	$1,165,635,554	$485,526,269	$109,754	$1,651,271,577

(1)	The Fund may hold investments which have been fair valued in accordance with the Fund’s fair valuation policy as of March 31, 2010, which may result in movement between Level 1 and Level 2.
(2)	Other financial instruments include open futures contracts and forward foreign currency contracts.

Level 3 Rollforward Disclosure

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs for the period:

Measurements using unobservable inputs (Level 3)

	Asset-backed securities	Collateralized debt obligation	Commercial mortgage-backed securities	Stripped mortgage- backed securities	Total
Assets
Beginning balance	$102,097	$87,750	$2,135,791	$238,794	$2,564,432
Total gains or losses (realized/unrealized) included in earnings	7,657	(55,250)	85,060	144,795	182,262
Purchases, sales, issuances, and settlements (net)	—	(32,500)	(161,672)	(383,589)	(577,761)
Transfers in and/or out of Level 3	—	—	(2,059,179)	—	(2,059,179)
Ending balance	$109,754	$—	$—	$—	$109,754

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to investments still held at 03/31/10.	$7,657	$—	$—	$—	$7,657

UBS Global Frontier Fund

Industry diversification (unaudited)(1)

As a percentage of net assets as of March 31, 2010

Bonds
Corporate bonds
Commercial banks	0.47%
Diversified financial services	0.32
Total corporate bonds	0.79
Asset-backed security	0.04
Mortgage & agency debt security	0.05
US government obligations	3.06
Non US-government obligations	9.42
Sovereign/supranational bond	0.06
Total bonds	13.42
Investment companies
UBS Corporate Bond Relationship Fund	6.71
UBS Emerging Markets Equity Relationship Fund	14.02
UBS Global (ex-U.S.) All Cap Growth Relationship Fund	10.85
UBS Global Aggregate Bond Relationship Fund	7.48
UBS High Yield Relationship Fund	4.20
UBS International Equity Relationship Fund	10.32
UBS U.S. Large Cap Equity Relationship Fund	18.75
UBS U.S. Large Cap Growth Equity Relationship Fund	7.53
Total investment companies	79.86
Short-term investment	3.61
Total investments	96.89
Cash and other assets, less liabilities	3.11
Net assets	100.00%

(1) Figures represent the industry breakdown of direct investments of the UBS Global Frontier Fund. Figures would be different if a breakdown of the underlying investment companies’ industry diversification was included.

UBS Global Frontier Fund — Portfolio of investments

March 31, 2010 (unaudited)

Security description	Face amount		Value
Bonds—13.42%
Corporate bonds—0.79%
Germany—0.05%
Hypothekenbank in Essen AG,
3.750%, due 09/28/12	EUR	25,000	$35,412

Ireland—0.11%
GE Capital European Funding,
4.875%, due 03/06/13		55,000	79,088

Italy—0.04%
Intesa Sanpaolo SpA,
6.375%, due 04/06/10		20,000	27,029

Netherlands—0.09%
E.ON International Finance BV,
5.125%, due 10/02/12		30,000	43,732
Rabobank Nederland NV,
4.125%, due 04/04/12	15,000		21,253
Total Netherlands corporate bonds			64,985

Sweden—0.10%
Nordea Bank AB,
4.500%, due 05/12/14	SEK	50,000	71,886

United Kingdom—0.31%
Network Rail Infrastructure Finance PLC,
4.875%, due 03/07/12	GBP	70,000	112,669
Royal Bank of Scotland PLC,
4.125%, due 11/14/11	75,000		118,832
Total United Kingdom corporate bonds			231,501

United States—0.09%
Goldman Sachs Group, Inc.,
5.125%, due 10/23/19	EUR	50,000	68,537
Total corporate bonds (cost $600,618)			578,438

Asset-backed security—0.04%
United States—0.04%
Irwin Home Equity Corp.,
Series 2005-C, Class 1M3,
6.150%, due 04/25/30 (cost $67,675)(1),(2)	$68,065		29,268

Mortgage & agency debt security—0.05%
United States—0.05%
Federal Home Loan Mortgage Corp.,†
5.750%, due 09/15/10 (cost $35,939)	25,000		34,482

US government obligations—3.06%
US Treasury Bonds,
4.375%, due 11/15/39	210,000		198,581
6.250%, due 08/15/23	70,000		84,120
6.625%, due 02/15/27	105,000		132,005
US Treasury Notes,
0.750%, due 11/30/11	235,000		234,679
0.875%, due 01/31/12(3)	30,000		29,965
1.000%, due 10/31/11(3)	440,000		441,530
1.000%, due 12/31/11	40,000		40,080
1.875%, due 06/15/12	220,000		223,592
2.375%, due 02/28/15(3)	565,000		561,118
3.625%, due 02/15/20(3)	165,000		162,190
4.625%, due 07/31/12	120,000		129,516
Total US government obligations (cost $2,233,439)			2,237,376

UBS Global Frontier Fund — Portfolio of investments

March 31, 2010 (unaudited)

Security description	Face amount		Value
Non US-government obligations—9.42%
Austria—0.30%
Republic of Austria,
4.350%, due 03/15/19(4)	EUR	150,000	$218,836

Belgium—0.47%
Belgium Government Bond,
3.500%, due 03/28/11		100,000	138,754
Belgium Kingdom,
5.500%, due 09/28/17	130,000		204,731
			343,485
Canada—0.20%
Government of Canada,
4.000%, due 06/01/16	CAD	60,000	61,980
5.250%, due 06/01/12	80,000		84,366
			146,346
Denmark—0.09%
Government of Denmark,
4.000%, due 11/15/17	DKK	350,000	67,405

Finland—0.27%
Government of Finland,
3.875%, due 09/15/17	EUR	140,000	200,866

France—0.98%
Government of France,
4.000%, due 04/25/18		230,000	331,028
4.250%, due 10/25/17	190,000		278,635
4.750%, due 04/25/35	70,000		105,678
			715,341
Germany—2.49%
Bundesobligation,
4.000%, due 04/13/12		75,000	107,444
Bundesrepublik Deutschland,
3.750%, due 01/04/19	210,000		299,895
4.750%, due 07/04/34	285,000		438,056
5.000%, due 07/04/11	25,000		35,557
Bundesschatzanweisungen,
4.000%, due 09/10/10	490,000		671,924
Kreditanstalt fuer Wiederaufbau,
3.875%, due 07/04/13	160,000		230,290
4.625%, due 10/12/12	30,000		43,748
			1,826,914
Greece—0.09%
Hellenic Republic,
Series HICP
2.300%, due 07/25/30(5)		68,517	65,472

Italy—1.37%
Buoni Poliennali Del Tesoro,
4.000%, due 02/01/37		245,000	298,500
4.250%, due 08/01/13	335,000		485,276
4.500%, due 08/01/18	150,000		217,215
			1,000,991

UBS Global Frontier Fund — Portfolio of investments

March 31, 2010 (unaudited)

Security description	Face amount		Value
Non US-government obligations—(concluded)
Netherlands—1.25%
Government of the Netherlands,
4.000%, due 07/15/18	EUR	140,000	$202,089
5.000%, due 07/15/12	485,000		711,571
			913,660
Spain—0.51%
Government of Spain,
3.900%, due 10/31/12		265,000	377,755

Sweden—0.09%
Government of Sweden,
6.750%, due 05/05/14	SEK	390,000	63,599

United Kingdom—1.31%
UK Gilts,
2.250%, due 03/07/14	GBP	55,000	83,348
4.250%, due 12/07/49	100,000		146,075
4.750%, due 06/07/10	305,000		466,406
4.750%, due 12/07/38	115,000		181,423
5.000%, due 03/07/12	50,000		81,460
			958,712
Total non US-government obligations (cost $6,955,541)			6,899,382

Sovereign/supranational bond—0.06%
European Investment Bank,
5.375%, due 10/15/12 (cost $45,162)	EUR	30,000	44,461
Total bonds (cost $9,938,374)			9,823,407

	Shares
Investment companies—79.86%
UBS Corporate Bond Relationship Fund*(6)	369,601	4,914,810
UBS Emerging Markets Equity Relationship Fund*(6)	296,529	10,259,199
UBS Global (ex-U.S.) All Cap Growth Relationship Fund*(6)	591,280	7,943,549
UBS Global Aggregate Bond Relationship Fund*(6)	526,380	5,475,094
UBS High Yield Relationship Fund*(6)	127,040	3,070,621
UBS International Equity Relationship Fund*(6)	448,441	7,554,394
UBS U.S. Large Cap Equity Relationship Fund*(6)	760,237	13,725,929
UBS U.S. Large Cap Growth Equity Relationship Fund*(6)	463,750	5,509,119
Total investment companies (cost $42,512,640)		58,452,715

Short-term investment—3.61%
Investment company—3.61%
UBS Cash Management Prime Relationship Fund, 0.112%(6),(7) (cost $2,640,902)	2,640,902	2,640,902

Total investments—96.89% (cost $55,091,916)		70,917,024
Cash and other assets, less liabilities—3.11%		2,274,485
Net assets—100.00%		$73,191,509

UBS Global Frontier Fund — Portfolio of investments

March 31, 2010 (unaudited)

Notes to portfolio of investments

Aggregate cost for federal income tax purposes, which was substantially the same for book purposes, was $55,091,916; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$16,077,770
Gross unrealized depreciation	(252,662)
Net unrealized appreciation of investments	$15,825,108

*	Non income producing security.
†

On September 7, 2008, the Federal Housing Finance Agency placed the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

(1)	Security is illiquid. At March 31, 2010, the value of these securities amounted to $29,268 or 0.04% of net assets.
(2)	Step bond — Coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2010. Maturity date disclosed is the ultimate maturity date.
(3)	Security, or portion thereof, was on loan at March 31, 2010.
(4)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2010, the value of these securities amounted to $218,836 or 0.30% of net assets.

(5)

Debt security whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the securities is fixed, while the principal value rises or falls based on changes in an index. Thus, if inflation occurs, the principal and interest payments on the securities are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the securities principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the securities generally pay lower interest rates than typical government securities from the issuers country. Only if inflation occurs will securities offer a higher real yield than a conventional government security of the same maturity.

(6)	Investment in affiliated investment company.
(7)	The rate shown reflects the yield at March 31, 2010.

Currency type abbreviations:
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	Great Britain Pound
SEK	Swedish Krona

Forward foreign currency contracts

UBS Global Frontier Fund had the following open forward foreign currency contracts as of March 31, 2010:

	Contracts to deliver	In exchange for		Maturity dates	Unrealized appreciation/ (depreciation)
Australian Dollar	895,000	USD	787,922	06/04/10	$(27,736)
Brazilian Real	740,000	USD	398,385	06/04/10	(12,350)
Euro	795,000	GBP	724,682	06/04/10	25,576
Euro	2,390,000	USD	3,242,320	06/04/10	14,266
Great Britain Pound	245,000	USD	366,872	06/04/10	(4,793)
South African Rand	8,760,000	EUR	871,967	06/04/10	(11,873)
United States Dollar	1,188,278	CAD	1,255,000	06/04/10	47,384
United States Dollar	1,158,180	CHF	1,250,000	06/04/10	27,891
United States Dollar	2,100,146	GBP	1,360,000	06/04/10	(37,026)
United States Dollar	10,025,341	JPY	903,400,000	06/04/10	(359,142)
United States Dollar	1,135,462	KRW	1,316,000,000	06/04/10	24,879
United States Dollar	840,272	MXN	10,950,000	06/04/10	39,752
United States Dollar	338,739	MYR	1,128,000	06/04/10	5,931
United States Dollar	4,706,777	SEK	34,030,000	06/04/10	6,780
United States Dollar	1,127,737	TWD	35,800,000	06/04/10	7,042
United States Dollar	1,104,694	ZAR	8,760,000	06/04/10	84,901
Net unrealized depreciation on forward foreign currency contracts					$(168,518)

Currency type abbreviations:
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	Great Britain Pound
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
SEK	Swedish Krona
TWD	New Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

UBS Global Frontier Fund — Portfolio of investments

March 31, 2010 (unaudited)

Futures contracts

UBS Global Frontier Fund had the following open futures contracts as of March 31, 2010:

	Expiration dates	Cost/ (proceeds)	Value	Unrealized appreciation/ (depreciation)
US Treasury futures buy contracts:
10 Year US Treasury Notes, 43 contracts (USD)	June 2010	$5,017,630	$4,998,750	$(18,880)

US Treasury futures sell contracts:
2 Year US Treasury Notes, 45 contracts (USD)	June 2010	(9,754,412)	(9,762,891)	(8,479)

Index futures buy contracts:
Amsterdam Exchange Index, 8 contracts (EUR)	April 2010	726,088	740,156	14,068
CAC 40 Euro Index, 13 contracts (EUR)	April 2010	688,759	697,334	8,575
DAX Index, 1 contract (EUR)	June 2010	207,541	207,375	(166)
Dow Jones EURO STOXX 50 Index, 179 contracts (EUR)	June 2010	6,813,613	6,892,759	79,146
FTSE 100 Index, 51 contracts (GBP)	June 2010	4,313,655	4,342,106	28,451
IBEX 35 Index, 3 contracts (EUR)	April 2010	451,387	439,292	(12,095)
OMX Stockholm 30 Index, 74 contracts (SEK)	April 2010	1,037,991	1,042,781	4,790
Russell 2000 Index, 28 contracts (USD)	June 2010	1,866,564	1,895,880	29,316
S&P 500 Index, 207 contracts (USD)	June 2010	11,888,644	12,059,820	171,176
S&P Toronto Stock Exchange 60 Index, 4 contracts (CAD)	June 2010	552,175	553,655	1,480
TOPIX Index, 31 contracts (JPY)	June 2010	3,029,401	3,241,256	211,855

Index futures sell contracts:
FTSE MIB Index, 5 contracts (EUR)	June 2010	(756,539)	(756,026)	513
SPI 200 Index, 2 contracts (AUD)	June 2010	(222,790)	(223,861)	(1,071)
Net unrealized appreciation on futures contracts				$508,679

Currency type abbreviations:
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	Great Britain Pound
JPY	Japanese Yen
SEK	Swedish Krona
USD	United States Dollar

UBS Global Frontier Fund — Portfolio of investments

March 31, 2010 (unaudited)

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund’s investments:

Measurements at 03/31/10
Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Corporate bonds	$—	$578,438	$—	$578,438
Asset-backed security	—	—	29,268	29,268
Mortgage & agency debt security	—	34,482	—	34,482
US government obligations	—	2,237,376	—	2,237,376
Non US-government obligations	—	6,899,382	—	6,899,382
Sovereign/supranational bond	—	44,461	—	44,461
Investment companies	44,992,190	13,460,525	—	58,452,715
Short-term investment	—	2,640,902	—	2,640,902
Other financial instruments(1)	508,679	(168,518)	—	340,161
Total	$45,500,869	$25,727,048	$29,268	$71,257,185

(1)          Other financial instruments include open futures contracts and forward foreign currency contracts.

Level 3 Rollforward Disclosure

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs for the period:

Measurements using unobservable inputs (Level 3)

	Asset-backed securities	Total
Assets
Beginning balance	$27,226	$27,226
Total gains or losses (realized/unrealized) included in earnings	2,042	2,042
Purchases, sales, issuances, and settlements (net)	—	0
Transfers in and/or out of Level 3	—	0
Ending balance	$29,268	$29,268

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to investments still held at 3/31/10.	$4,119	$4,119

The UBS Funds (unaudited)

1. Valuation of investments: Each Fund calculates its net asset value based on the current market value, where available, for its portfolio securities. The Funds normally obtain market values for their securities and other instruments from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, official market closing prices, current market quotations or valuations from computerized “matrix” systems that derive values based on comparable securities or instruments. A matrix system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio securities or instruments. Securities traded in the over-the-counter (“OTC”) market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Securities which are listed on US and foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by UBS Global Asset Management (Americas) Inc. (“UBS Global AM”), the investment advisor of the Funds. If a market value is not available from an independent pricing source for a particular security or instrument, that security or instrument is valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”). Various factors may be reviewed in order to make a good faith determination of a security’s or instrument’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the securities or instruments; and the evaluation of forces which influence the market in which the securities or instruments are purchased and sold.  Foreign currency exchange rates are generally determined as of the close of the New York Stock Exchange (“NYSE”).

Certain securities in which the Funds invest are traded in markets that close before 4:00 p.m. Eastern Time. Normally, developments that occur between the close of the foreign markets and 4:00 p.m. Eastern Time will not be reflected in the Fund’s net asset value. However, if any of the Funds determine that such developments are so significant that they will materially affect the value of the Fund’s securities, the Fund may adjust the previous closing prices to reflect what the Board believes to be the fair value of these securities as of 4:00 p.m. Eastern Time.

Certain funds may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. If a security is valued at a “fair value,” that value is likely to be different from the last quoted market price for the security.

The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the Board determines that this does not represent fair value. Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Pursuant to the Funds’ adoption of use of the practical expedient within ASC Topic 820, as it pertains to UBS Private Money Market, that is effective for interim periods ending after December 15, 2009, investments in non-registered investment companies are also valued at the daily net asset value.

All investments quoted in foreign currencies are valued daily in US dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by the Funds’ custodian.

Futures contracts are generally valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using forward exchange rates quoted by independent pricing services.

Swaps are marked-to-market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss on the Statement of assets and liabilities. In the event that market quotations are not readily available or deemed unreliable, the swap is valued at fair value as determined in good faith by or under the direction of the Board.

US generally accepted accounting principles (“GAAP”) requires disclosure regarding the various inputs that are used in determining the value of the Funds’ investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risk.

Level 3—Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

A fair value hierarchy has been included near the end of each Fund’s Portfolio of investments.

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements”. ASU No. 2010-06 will require reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, and information on purchases, sales, issuances and settlements on a gross basis in the reconciliation of activity in Level 3 fair value measures. The new and revised disclosures are required to be implemented for fiscal years beginning after December 15, 2009 except for the disclosures surrounding purchases, sales, issuances and settlements on a gross basis in the reconciliation of Level 3 fair value measures, which are effective for fiscal years beginning after December 15, 2010. Management is currently evaluating the impact the adoption of ASU No. 2010-06 may have on the Fund’s financial statement disclosures.

In March 2008, the FASB amended Accounting Standards Codification Topic 815 Derivatives and Hedging (“ASC 815”), which changed the disclosure requirements for derivatives and hedging activities. Since investment companies value their derivatives at fair value and recognize changes in fair value through the statement of operations, they do not qualify for hedge accounting under ASC 815. Accordingly, even though a fund’s investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for purposes of disclosure under ASC 815. ASC 815 requires (1) objectives for using derivative instruments be disclosed in terms of underlying risk and accounting designation, (2) the fair values of derivative instruments and their gains and losses be disclosed in a tabular format, and (3) information be disclosed about credit-risk contingent features of derivatives contracts. ASC 815 is effective for financial statements for fiscal years and interim periods beginning after November 15, 2008. Details of this disclosure can be found below as well as in the Notes to the Portfolio of investments. The volume of derivatives that is presented in the Portfolio of investments of each Fund is consistent with the derivative activity during the period ended December 31, 2009. The Advisor is not aware of any credit-risk contingent features on derivatives contracts held by the Funds.

2. Swap agreements: Certain Funds may engage in swap agreements, including but not limited to interest rate, currency, total return, and credit default swap agreements. The Funds expect to enter into these transactions to preserve a return or spread on a particular investment or to hedge a portion of the portfolio’s duration, to protect against any increase in the price of securities a Fund anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

Certain Funds may enter into interest rate swap agreements with another party to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) to protect itself from interest rate fluctuations.  This type of swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to a specified interest rate(s) for a specified amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. Interest rate swap agreements are subject to general market risk, liquidity risk, counterparty risk and interest rate risk.

Credit default swap agreements involve commitments to make or receive payments in the event of a default or other credit event of a referenced security. As a buyer, a Fund would make periodic payments to the counterparty, and a Fund would receive payments only upon the occurrence of a credit event. If no credit event occurs, a Fund will lose its periodic stream of payments over the term of the contract. However, if a credit event does occur, a Fund typically would receive full notional value for a referenced obligation that may have little or no value. As a seller, a Fund would receive periodic payments from the counterparty, and a Fund would make payments only upon the occurrence of a credit event. If no credit event occurs, a Fund will gain the periodic stream of payments it received over the term of the contract. However, if a credit event occurs, a Fund will pay full notional value for a referenced obligation that may have little or no value. Credit default swaps may involve greater risks than if a Fund had invested in the referenced obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk.

Credit default swap agreements on corporate issues or sovereign issues of an emerging market country involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Fund may use credit default swaps on corporate issues or sovereign issues of an emerging market country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of March 31, 2010 for which a Fund is the seller of protection are disclosed under the section “Credit default swaps on corporate and sovereign issues—sell protection” in the Notes to Portfolio of investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into, if any, by a Fund for the same referenced entity or entities.

Total return swap agreements involve commitments to pay or receive interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty, respectively. Total return swaps are marked-to-market daily, and the change, if any, is recorded as unrealized appreciation or depreciation. Total return swap agreements are subject to general market risk, liquidity risk, counterparty risk and that there may be unfavorable changes in the underlying investment or instrument.

The use of swaps involves investment techniques and risks different from those associated with ordinary portfolio security transactions. If UBS Global AM is incorrect in its forecast of market values, interest rates and other applicable factors, the investment performance of a Fund will be less favorable than it would have been if this investment technique was never used. Swaps do not involve the delivery of securities and are subject to counterparty risk. If the other party to a swap defaults and fails to consummate the transaction, a Fund’s risk of loss will consist of the net amount of interest or other payments that the Fund is contractually entitled to receive. Therefore, a Fund would consider the creditworthiness of the counterparty to a swap agreement in evaluating potential credit risk.

A Fund accrues for interim payments on swap agreements on a daily basis, with the net amount recorded within unrealized appreciation/depreciation of swap agreements on the Statement of assets and liabilities. Once interim payments are settled in cash, the net amount is recorded as realized gain/loss on swap agreements, in addition to realized gain/loss recorded upon the termination of swap agreements on the Statement of operations.  Daily fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation of swap agreements.

3. Option writing: Certain Fund may write (sell) put and call options on foreign or US securities indices in order to gain exposure to or protect against changes in the markets. When a Fund writes a call or a put option, an amount equal to the premium received by the Fund is included in the Fund’s Statement of assets and liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. If an option which the Fund has written either expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security or derivative instrument, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund recognizes a realized gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security or derivative instrument and the proceeds from the sale are increased by the premium originally received. If a put option which a Fund has written is exercised, the amount of the premium originally received reduces the cost of the security or derivative instrument which the Fund purchases upon exercise of the option.

In writing an option, the Fund bears the market risk of an unfavorable change in the price of the derivative instrument, security, index or currency underlying the written option. Exercise of an option written by the Fund could result in the Fund selling or buying a derivative instrument, security or currency at a price different from current market value.

4. Restricted securities

The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included in the Fund’s Notes to Portfolio of investments.

5. Short sales

UBS Dynamic Alpha Fund (“Dynamic Alpha”) and UBS U.S. Equity Alpha Fund (“Equity Alpha”) enter into short sales whereby they sell a security they generally do not own, in anticipation of a decline in the security’s price. The initial amount of a short sale is recorded as a liability which is marked to market daily. Fluctuations in the value of this liability are recorded as unrealized gains or losses on the Statement of operations. If Dynamic Alpha or Equity Alpha shorts a security when also holding a long position in the security (a “short against the box”), as the security price declines, the short position increases in value, offsetting the long position’s decrease in value. The opposite effect occurs if the security price rises. Dynamic Alpha and Equity Alpha will realize a gain or loss upon closing of the short sale (returning the security to the counterparty by way of purchase or delivery of a long position owned). Dynamic Alpha and Equity Alpha are liable to the buyer for any dividends payable on securities while those securities are in a short position. These dividends are booked as an expense of the Fund. Dynamic Alpha and Equity Alpha designates collateral consisting of cash, US government securities or other liquid assets sufficient to collateralize the market value of short positions. Dynamic Alpha and Equity Alpha are charged a securities loan fee in connection with short sale transactions.

The UBS U.S. Mid Cap Growth Equity Fund, UBS U.S. Small Cap Growth Fund, UBS Absolute Return Bond Fund and UBS High Yield Fund may, from time to time, sell securities short. There were no short positions, as of March 31, 2010, for any of these funds.

6. Transaction with affiliates

The Funds may invest in certain affiliated investment companies also advised or managed by the Advisor. The Funds pay no management fees to these affiliated investment companies. Investments in affiliated investment companies for the period ended March 31, 2010 were as follows:

UBS Dynamic Alpha Fund

Affiliated investment companies	Value 06/30/09	Purchases	Sales proceeds	Net realized gain	Change in net unrealized appreciation	Value 3/31/10	% of net assets
UBS Global Aggregate Bond Relationship Fund	$—	$35,000,000	$—	$—	$1,404,900	$36,404,900	6.04%
UBS Opportunistic Emerging Markets Debt Relationship Fund	18,034,797	—	3,500,000	777,294	2,324,952	17,637,043	2.93
UBS U.S. Equity Alpha Relationship Fund	71,305,087	—	20,000,000	3,646,924	18,234,651	73,186,662	12.15
	$89,339,884	$35,000,000	$23,500,000	$4,424,218	$21,964,503	$127,228,605	21.12%

UBS Global Allocation Fund

Affiliated investment companies	Value 06/30/09	Purchases	Sales proceeds	Net realized gain	Change in net unrealized appreciation (depreciation)	Value 03/31/10	% of net assets
UBS Corporate Bond Relationship Fund	$88,036,816	$—	$16,000,000	$2,974,848	$7,189,653	$82,201,317	5.00%
UBS Emerging Markets Equity Relationship Fund	105,347,347	—	51,999,999	13,801,792	20,530,803	87,679,943	5.32
UBS Global (ex-U.S.) All Cap Growth Relationship Fund	257,485,609	—	64,000,000	14,833,275	34,118,034	242,436,918	14.70
UBS Global Aggregate Bond Relationship Fund	—	76,000,000	—	—	3,050,640	79,050,640	4.80
UBS High Yield Relationship Fund	50,775,856	—	10,000,000	2,242,463	9,260,020	52,278,339	3.17
UBS Small-Cap Equity Relationship Fund	31,609,145	—	5,000,000	1,429,742	12,213,477	40,252,364	2.44
UBS U.S. Treasury Inflation Protected Securities Relationship Fund	1,988,539	—	2,062,493	147,041	(73,087)	—	—
	$535,243,312	$76,000,000	$149,062,492	$35,429,161	$86,289,540	$583,899,521	35.43%

UBS Global Frontier Fund

Affiliated investment companies	Value 06/30/09	Purchases	Sales proceeds	Net realized gain	Change in net unrealized appreciation	Value 03/31/10	% of net assets
UBS Corporate Bond Relationship Fund	$4,401,841	$—	$—	$—	$512,969	$4,914,810	6.72%
UBS Emerging Markets Equity Relationship Fund	9,024,979	1,007,500	3,100,000	1,426,015	1,900,705	10,259,199	14.02
UBS Global (ex-U.S.) All Cap Growth Relationship Fund	7,092,092	—	500,000	88,084	1,263,373	7,943,549	10.85
UBS Global Aggregate Bond Relationship Fund	—	5,300,000	—	—	175,094	5,475,094	7.48
UBS High Yield Relationship Fund	2,879,802	—	500,000	169,489	521,330	3,070,621	4.20
UBS International Equity Relationship Fund	7,330,241	—	1,700,000	31,661	1,892,492	7,554,394	10.32
UBS U.S. Large Cap Equity Relationship Fund	12,161,156	—	2,200,000	378,519	3,386,254	13,725,929	18.74
UBS U.S. Large Cap Growth Equity Relationship Fund	2,818,201	1,500,000	—	—	1,190,918	5,509,119	7.53
	$45,708,312	$7,807,500	$8,000,000	$2,093,768	$10,843,135	$58,452,715	79.86%

UBS Global Equity Fund

Affiliated investment companies	Value 06/30/09	Purchases	Sales proceeds	Net realized gain	Change in net unrealized depreciation	Value 03/31/10	% of net assets
UBS Emerging Markets Equity Completion Relationship Fund	$15,173,928	$—	$15,321,250	$2,715,623	$(2,568,301)	$—	—%

UBS U.S. Bond Fund

Affiliated investment companies	Value 06/30/09	Purchases	Sales proceeds	Net realized gain	Change in net unrealized appreciation (depreciation)	Value 03/31/10	% of net assets
UBS Corporate Bond Relationship Fund	$12,088,071	$—	$13,098,075	$1,878,095	$(868,091)	$—	—%
UBS High Yield Relationship Fund	1,194,089	—	1,192,724	167,450	(168,815)	—	—
UBS Opportunistic Emerging Markets Debt Relationship Fund	—	1,200,000	—	—	104,642	1,304,642	2.81
UBS U.S. Treasury Inflation Protected Securities Relationship Fund	979,715	—	1,015,879	82,993	(46,829)	—	—
	$14,261,875	$1,200,000	$15,306,678	$2,128,538	$(979,093)	$1,304,642	2.81%

The Funds may invest in UBS Cash Management Prime Relationship Fund (“Cash Prime”). Cash Prime is offered as a cash management option only to mutual funds and certain other accounts. Distributions received from Cash Prime are reflected as affiliated interest income in the Statement of operations. Amounts relating to those investments at March 31, 2010 were as follows:

Fund	Value 06/30/09	Purchases	Sales proceeds	Value 03/31/10	% of net assets	Income earned
UBS Dynamic Alpha Fund	$2,893,375	$251,234,699	$239,368,019	14,760,055	2.45%	$25,519
UBS Global Allocation Fund	75,008,315	399,033,680	456,659,868	17,382,127	1.05	78,377
UBS Global Frontier Fund	6,677,130	26,885,793	30,922,021	2,640,902	3.61	6,601
UBS Global Equity Fund	75,974	52,855,926	52,203,968	727,932	0.53	2,030
UBS International Equity Fund	1,873,956	34,475,952	35,028,468	1,321,440	4.03	2,293
UBS U.S. Equity Alpha Fund	2,440,832	57,285,865	57,718,988	2,007,709	3.53	1,305
UBS U.S. Large Cap Equity Fund	1,408,399	62,465,266	59,028,355	4,845,310	1.90	5,692
UBS U.S. Large Cap Value Equity Fund	723,700	11,429,608	11,307,280	846,028	1.47	833
UBS U.S. Mid Cap Growth Equity Fund	37,594	694,067	688,281	43,380	5.68	76
UBS U.S. Small Cap Growth Fund	1,529,915	51,002,457	49,677,511	2,854,861	2.02	4,723
UBS Absolute Return Bond Fund	4,120,804	28,176,621	22,722,562	9,574,863	6.18	7,828
UBS Global Bond Fund	545,874	15,278,461	14,963,440	860,895	4.14	1,414
UBS High Yield Fund	6,815,672	29,683,506	35,775,302	723,876	0.82	1,765
UBS U.S. Bond Fund	2,885,206	49,600,400	49,752,719	2,732,887	5.88	3,858

Under normal conditions, the Funds invest cash collateral from securities lending activities into an affiliated private money market fund, UBS Private Money Market Fund, LLC (“Private Money Market”), which operates in compliance with Rule 2a-7 of the Act. Private Money Market is managed by the Advisor and is offered only to mutual funds and certain other accounts managed by the Advisor. The Advisor acts as Managing Member and receives a management fee from Private Money Market payable monthly in arrears at the annual rate of 0.10% of Private Money Market’s average daily members’ equity, minus the aggregate operating expenses of, and incurred by, Private Money Market during each such related month, not including investment expenses (including brokerage commissions, taxes, interest charges and other costs with respect to transactions in securities) and extraordinary expenses including litigation expenses, if any. The Advisor may, in its sole discretion, waive all or any portion of the management fee to which it may be entitled from time to time in order to maintain operating expenses at a certain level. Distributions received from Private Money Market are reflected as securities lending-net in the Statement of operations. Amounts relating to those investments at March 31, 2010 and for the period then ended were as follows:

Fund	Value 06/30/09	Purchases	Sales proceeds	Value 03/31/10	% of net assets	Income earned
UBS Dynamic Alpha Fund	$7,699,401	$70,428,724	$65,428,355	$12,699,770	2.11%	$38,326
UBS Global Allocation Fund	21,204,379	144,621,549	136,967,909	28,858,019	1.75	136,572
UBS Global Frontier Fund	—	771,459	771,459	—	0.00	38
UBS Global Equity Fund	2,774,813	16,420,514	12,978,512	6,216,815	4.51	(9,748)
UBS International Equity Fund	6,791,233	20,357,059	24,335,730	2,812,562	8.58	(6,522)
UBS U.S. Small Cap Growth Fund	8,099,185	68,062,878	69,285,996	6,876,067	4.88	48,058
UBS U.S. Large Cap Equity Fund	—	14,488,160	14,488,160	—	0.00	—
UBS U.S. Large Cap Value Equity Fund	—	3,756,485	3,756,485	—	0.00	3

7. Securities lending

Each Fund may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or US government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly.

Each Fund will regain ownership of loaned securities to exercise certain beneficial rights; however, each Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, US government securities or irrevocable letters of credit held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. The Funds monitor the market value of securities loaned on a daily basis and initially require collateral against the loaned securities in an amount at least equal to 102% of the value of domestic securities loaned and 105% of the value of foreign securities loaned.

UBS Dynamic Alpha Fund. UBS Global Allocation Fund, UBS Global Equity Fund, UBS International Equity Fund, UBS Large Cap Value Fund, UBS U.S. Small Cap Growth Fund and UBS U.S. Bond Fund loaned securities to certain qualified broker-dealers, with the Funds’ custodian acting as the Funds’ lending agent. Cash collateral received is invested in an investment company, which is included in the Portfolio(s) of investments. In addition, the UBS Global Allocation Fund, UBS Global Frontier Fund, and the UBS U.S. Bond Fund received US Government Agency securities as collateral with market value of $6,142,944, $1,023,002, and $586,441, respectively, which cannot be resold. The market value of loaned securities and related collateral outstanding at March 31, 2010 were as follows:

		Market value of	Market value of
	Market value of	collateral received from	investments of cash
Fund	securities loaned	securities loaned	collateral received
UBS Dynamic Alpha Fund	$12,155,340	$12,699,770	$12,718,561
UBS Global Allocation Fund	33,520,101	35,000,963	35,020,064
UBS Global Equity Fund	5,935,974	6,216,815	6,216,815
UBS International Equity Fund	2,680,447	2,812,562	2,812,562
UBS U.S. Small Cap Growth Fund	6,692,949	6,876,067	6,876,067

For more information regarding the Funds’ other significant accounting policies, please refer to the Funds’ semiannual report to shareholders dated December 31, 2009.

Item 2.  Controls and Procedures.

(a)            The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)           The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)                Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The UBS Funds

By:	/s/ Mark Carver
Mark Carver
President

Date:	May 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark Carver
Mark Carver
President

Date:	May 28, 2010

By:	/s/ Thomas Disbrow
Thomas Disbrow
Treasurer and Principal Accounting Officer

Date:	May 28, 2010